                                                     Registration Nos. 33-17217
                                                                      811-07953


   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 23, 1997.


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933



         Pre-Effective Amendment No. 1                                 /x/


         Post-Effective Amendment No.                                  / /
                                 and/or
REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940                                         / /

         Amendment No. 1                                               /x/
                        (Check appropriate box or boxes)



                               EQ ADVISORS TRUST
                              (formerly 787 Trust)
               (Exact name of registrant as specified in charter)


                               787 Seventh Avenue
                            New York, New York 10019
                    (Address of principal executive offices)


Registrant's Telephone Number, including area code: (212) 554-1234


                  Peter D. Noris, Executive Vice President and
                            Chief Investment Officer
           The Equitable Life Assurance Society of the United States
                         787 Seventh Avenue, 47th Floor
                            New York, New York 10019
                    (Name and address of agent for service)

                  Please send copies of all communications to:

Jane A. Kanter                                   Naomi Friedland-Wechsler
Katten Muchin & Zavis                            General Counsel
1025 Thomas Jefferson Street, N.W.               EQ Financial Consultants, Inc.
East Lobby, Suite 700                            787 Seventh Avenue
Washington, D.C. 20007                           New York, New York 10019

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registration Statement.

                               EQ ADVISORS TRUST


                       Contents of Registration Statement


This registration statement consists of the following papers and documents:


         Cover Sheet
         Contents of Registration Statement
         Cross Reference Sheet
         Part A - Prospectus
         Part B - Statement of Additional Information
         Part C - Other Information
         Signature Page
         Exhibits

                               EQ ADVISORS TRUST:


                             CROSS REFERENCE SHEET


PART A.     ITEM NO. AND CAPTIONS                                CAPTION IN PROSPECTUS

        1.  Cover Page                                           Cover Page

        2.  Synopsis                                             Not Applicable

        3.  Condensed Financial Information                      Not Applicable

        4.  General Description of Registrant                    The Trust; Description of the Trust
                                                                 and Trust's Shares -- The Trust

        5.  Management of the Fund                               Management of the Trust

       5A.  Management's Discussion of Fund                      Not Applicable
            Performance

        6.  Capital Stock and Other Securities                   Dividends, Distributions And Taxes

        7.  Purchase of Securities Being Offered                 Description of the Trust and Trust's
                                                                 Shares -- Purchase and Redemption of
                                                                 Shares

        8.  Redemption or Repurchase                             Description of the Trust and Trust's
                                                                 Shares -- Purchase and Redemption of
                                                                 Shares

        9.  Pending Legal Proceedings                            Not Applicable


PART B.     ITEM NO. AND CAPTIONS                                CAPTION IN STATEMENT OF ADDITIONAL
                                                                 INFORMATION

       10.  Cover Page                                           Cover Page

       11.  Table of Contents                                    Table of Contents

       12.  General Information and History                      General Information and History

       13.  Investment Objectives and Policies                   Description of Certain Securities In
                                                                 Which the Portfolios May Invest;
                                                                 Investment Restrictions

       14.  Management of the Fund                               Management of the Trust

       15.  Control Persons and Principal Holders of             General Information and History
            Securities

       16.  Investment Advisory and Other Services               Investment Management and Other
                                                                 Services

       17.  Brokerage Allocation and Other Practices             Brokerage Allocation

       18.  Capital Stock and Other Securities                   General Information and History

       19.  Purchase, Redemption, and Pricing of                 Purchase and Pricing of Securities;
            Securities Being Offered                             Redemption of Shares

       20.  Tax Status                                           Certain Tax Considerations

       21.  Underwriters                                         Investment Management and Other
                                                                 Services

       22.  Calculation of Performance Data                      Not Applicable

       23.  Financial Statements                                 Not Applicable

PART   C    Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration
            Statement.

                             SUBJECT TO COMPLETION

                 PRELIMINARY PROSPECTUS DATED              , 1997



                               EQ ADVISORS TRUST
                               787 SEVENTH AVENUE
                            NEW YORK, NEW YORK 10019




EQ Advisors Trust ("Trust") is a open-end management investment company, that offers a selection of professionally managed investment portfolios ("Portfolios"). Each Portfolio has its own investment objective and policies that are designed to meet different investment goals.


This Prospectus describes the following twelve Portfolios currently offered by the Trust.


     *    T. Rowe Price International Stock Portfolio
     *    T. Rowe Price Equity Income Portfolio
     *    EQ Putnam Growth & Income Value Portfolio
     *    EQ Putnam International Equity Portfolio
     *    EQ Putnam Investors Growth Portfolio
     *    EQ Putnam Balanced Portfolio
     *    MFS  Research Portfolio
     *    MFS Emerging Growth Companies Portfolio
     *    Morgan Stanley Emerging Markets Equity Portfolio
     *    Warburg Pincus Small Company Value Portfolio
     *    Merrill Lynch Global Allocation Portfolio
     *    Merrill Lynch Basic Value Portfolio


The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares offered hereby and Class IB shares offered pursuant to another prospectus.


INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THE TRUST'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE TRUST'S REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

This Prospectus sets forth concisely the information about the Trust and the Portfolios that a prospective investor should know before investing. Please read the Prospectus and retain it for future reference. Additional information contained in a Statement of Additional Information also dated __________, 1997 has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at the address noted above or calling 1-800-__________. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   THE TRUST

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" type of mutual fund, the Trust issues shares of beneficial interest that are currently divided among twelve Portfolios. Each Portfolio is a separate series of the Trust with its own objective and policies. All of the Portfolios, except for the Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio, are diversified for 1940 Act purposes. The Trustees of the Trust may establish additional Portfolios at any time.

Each Portfolio is managed by EQ Financial Consultants, Inc. ("Manager") which directs the day to day operations of each Portfolio. Rowe Price-Fleming International, Inc., T. Rowe Price Associates, Inc., Putnam Investment Management, Inc., Massachusetts Financial Services Company, Morgan Stanley Asset Management, Inc., Warburg, Pincus Counsellors, Inc., and Merrill Lynch Asset Management, L.P. serve as the advisers (each an "Adviser" and, together the "Advisers") to one or more of the Portfolios, as detailed in the table below.


                  PORTFOLIO                                      ADVISER



T. Rowe Price International Stock            Rowe Price-Fleming International,
Portfolio                                    Inc.

T. Rowe Price Equity Income                  T. Rowe Price Associates, Inc.
Portfolio

EQ Putnam Growth & Income Value              Putnam Investment Management, Inc.
Portfolio

EQ Putnam International Equity               Putnam Investment Management, Inc.
Portfolio

EQ Putnam Investors Growth Portfolio         Putnam Investment Management, Inc.

EQ Putnam Balanced Portfolio                 Putnam Investment Management, Inc.

MFS Research Portfolio                       Massachusetts Financial Services
                                             Company

MFS Emerging Growth Companies                Massachusetts Financial Services
Portfolio                                    Company

Morgan Stanley Emerging Markets              Morgan Stanley Asset Management
Equity Portfolio                             Inc.

Warburg Pincus Small Value                   Warburg, Pincus Counsellors, Inc.
Portfolio

Merrill Lynch Global Allocation              Merrill Lynch Asset Management,
Portfolio                                    L.P.

Merrill Lynch Basic Value Portfolio          Merrill Lynch Asset Management,
                                             L.P.



The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. EQ Financial Consultants, Inc. ("Distributor"), the Trust's Manager, also serves as the distributor for the Class IA shares of the Trust offered by this Prospectus. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable"). Both classes of shares are offered and redeemed at their net asset value without the imposition of any sales load.

Class IB shares are offered pursuant to another prospectus and are subject to the same expenses as the Class IA shares, but unlike the Class IA shares they are subject to distribution fees imposed pursuant to a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Inquiries regarding Class IB shares should be addressed to Equitable, at 1290 Avenue of the Americas, New York, NY 10104 (Attention: ____________).


                       INVESTMENT OBJECTIVES AND POLICIES

The following is a brief description of the investment objectives and policies of each of the Portfolios. All of the objectives and policies of each Portfolio, unless otherwise noted, are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders. Certain investment strategies and instruments discussed below are described in greater detail in the Statement of Additional Information. Because of the uncertainty inherent in all investments, there can be no assurance that the Portfolios will be able to achieve their respective investment objectives.

T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO


The investment objective of the T. Rowe Price International Stock Portfolio is to seek long-term growth of capital through investment primarily in common stocks of established non-United States companies. The Adviser intends to invest substantially all of the Portfolio's assets outside the United States and to diversify broadly among countries throughout the world--developed, newly industrialized and emerging--by having at least five different countries represented in the Portfolio. The Portfolio may invest in countries of the Far East and Europe as well as South Africa, Australia, Canada, and other areas (including developing countries). No more than 20% of the Portfolio's net assets will be invested in securities of issuers located in any one country with the exception of issuers located in Australia, Canada, France, Japan, the United Kingdom or Germany (where the investment limitation is 35%). In determining the appropriate distribution of investments among various countries and geographic regions, the Adviser ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors.

The Portfolio expects to invest substantially all of its assets in common stocks. However, the Portfolio may also invest in a variety of other equity-related securities (such as preferred stocks, warrants and convertible securities) as well as corporate and governmental debt securities, when considered consistent with the Portfolio's investment objective and program. The Portfolio may also invest in certain foreign investment portfolios or trusts commonly referred to as passive foreign investment companies. These entities have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed or traded on the stock exchanges in those countries. The Portfolio may also engage in a variety of investment management practices such as buying and selling options and futures contracts and engaging in foreign currency exchange contracts and may invest up to 10% of its total assets in hybrid instruments, which are a type of high-risk instrument that can combine the characteristics of securities, futures contracts and options.


Under normal conditions, the Portfolio's investment in securities other than common stocks is limited to no more than 35% of its total assets. However, for temporary defensive purposes, the Portfolio may invest all or a significant portion of its assets in United States government securities and corporate debt obligations. The Portfolio will not purchase any debt security which, at the time of purchase, is rated below investment grade by a nationally recognized statistical rating organization ("NRSRO"). This restriction would not prevent the Portfolio from retaining a security downgraded to below investment grade after purchase. In addition, the Portfolio may invest without limitation in high-quality United States and foreign dollar-denominated money market securities for temporary defensive purposes or to meet redemption requests.


In analyzing companies for investment, the Adviser uses a "bottom up" approach. A company's prospects for achieving and sustaining above-average, long-term earnings growth is generally the Adviser's primary focus. However the Adviser also considers certain other factors in making its investment decisions, including: above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research, product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics that should enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Portfolio invests normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase. It is expected that the Portfolio's investments will ordinarily be made on exchanges located at least in the respective countries in which the various issuers of such securities are principally based.


Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, hybrid instruments, foreign securities, foreign currency transactions, passive foreign investment companies, United States Government securities, convertible securities, borrowings, derivatives, investment grade fixed-income securities, securities loans and illiquid securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.



T. ROWE PRICE EQUITY INCOME PORTFOLIO

The investment objective of the T. Rowe Price Equity Income Portfolio is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio emphasizes companies with favorable prospects for increasing dividend income and capital appreciation. Over time, the income component (dividends and interest earned) of the Portfolio's investments is expected to be a significant contributor to the Portfolio's total return. The Portfolio's yield is expected to be significantly above that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

The investment program of the Portfolio is based on several premises. First, the Adviser believes that over time, dividend income can account for a significant component of the total return from equity investments. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, the Adviser believes that stocks that distribute a high level of current income tend to have less price volatility than those that pay below average dividends.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in income-producing common stocks of established companies paying above-average dividends. The Adviser uses a "value" approach and invests in common stocks and other equities-related securities it believes are temporarily undervalued by various measures, such as price/earnings ratios. The Portfolio's investments will generally be made in companies that share some of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500; low price/earnings ratios relative to the S&P 500; sound balance sheets and other financial characteristics; and low stock price relative to company's underlying value as measured by assets, earnings, cash flow or business franchises.


Although the Portfolio will invest primarily in United States common stocks, it may also purchase other types of securities (for example, foreign securities, preferred stocks, convertible securities and warrants) when considered consistent with the Portfolio's investment objective and program. The Portfolio may invest up to 25% of its total assets in foreign securities. These include non-dollar denominated securities traded outside the United States and dollar-denominated securities traded in the United States (such as American Depositary Receipts ("ADRs"). Such investments increase a portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities.


The Portfolio may also engage in a variety of investment practices, such as buying and selling options and futures contracts and engaging in foreign currency exchange transactions. In addition, the Portfolio may invest up to 10% of its total assets in hybrid instruments.

The Portfolio may also invest a portion of its assets in United States government securities and high-quality United States and foreign dollar-denominated money market securities (i.e., within the two highest rating categories assigned by a NRSRO) including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements. For temporary defensive purposes or to meet redemption requests, the Portfolio may invest without limitation in such securities.

The Portfolio may also invest in debt securities of any type including municipal securities, without regard to quality or rating. Such securities would be purchased in companies that meet the investment criteria for the Portfolio. The price of a bond generally fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise. The Portfolio, however, will not invest more than 10% of its total assets in securities rated below investment grade (commonly known as "junk bonds").


Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, convertible securities, borrowings, foreign securities, repurchase agreements, derivatives, United States government securities, securities loans, foreign currency transactions, illiquid securities and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.




EQ PUTNAM GROWTH & INCOME VALUE PORTFOLIO

The investment objective of the EQ Putnam Growth & Income Value Portfolio is capital growth. Current income is a secondary objective. The Adviser intends to invest primarily in common stocks that offer potential for capital growth and may, consistent with the Portfolio's investment objective, invest in common stocks that offer potential for current income. The Portfolio may also purchase corporate bonds, notes and debentures, preferred stocks and convertible securities (which include both debt securities and preferred stocks). The types of securities held by the Portfolio may vary from time to time in light of the Portfolio's investment objective, changes in interest rates, and economic and other factors.



In analyzing companies for investment, the Adviser will seek to identify companies whose securities are significantly undervalued in relation to their underlying asset values or earnings potential.

At times, the Adviser may judge that conditions in the securities markets may make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of the Portfolio's shareholders. At such times, the Adviser may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest without limit in debt securities or preferred stocks, or may invest in any other securities the Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Adviser will use these alternative defensive strategies.

The Portfolio may invest up to 20% of its total assets in foreign securities. The Portfolio may also purchase Eurodollar certificates of deposit (i.e., short-term time deposits issued by European banks) without regard to this 20% limit. Such investments increase the Portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities.

In addition, the Portfolio may also invest a portion of its assets in United States government securities and high-quality United States and foreign dollar-denominated money market securities (i.e., within the two highest rating categories assigned by a NRSRO) including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements. For temporary defensive purposes or to meet redemption requests, the Portfolio may invest without limitation in such securities.

The Portfolio may also invest in investment grade debt securities and may invest a portion of its total assets in debt securities rated below investment grade (commonly known as "junk bonds"). The price of a bond generally fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise.

The Portfolio may also engage in a variety of investment management practices such as buying and selling options and futures contracts and engaging in foreign currency exchange contracts.


Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, foreign securities, securities loans, convertible securities, borrowings, repurchase agreements, illiquid securities, forward commitments, zero-coupon bonds, derivatives, United States Government securities, foreign currency transactions, passive foreign investment companies, payment-in-kind bonds, and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.




EQ PUTNAM INTERNATIONAL EQUITY PORTFOLIO

The investment objective of the EQ Putnam International Equity Portfolio is capital appreciation. The Portfolio is designed for investors seeking capital appreciation primarily through a diversified portfolio of equity securities of companies located outside the United States. Such equity securities normally will include common stocks, preferred stocks, securities convertible into common or preferred stocks, and warrants. The Portfolio may also invest to a lesser extent in debt securities and other types of investments if the Adviser believes that purchasing them would help to achieve the Portfolio's objective. The Portfolio may hold a portion of its assets in cash or money market instruments. The Portfolio may also engage in a variety of investment management practices such as buying and selling options and futures contracts and engaging in foreign currency exchange contracts.


Under normal circumstances the Portfolio will invest at least 65% of its assets in issuers located in at least three different countries outside the United States. The Portfolio will consider an issuer to be located outside the United States if the issuer is organized under the laws of a country outside the United States. The Portfolio may invest in securities of issuers in emerging markets, as well as more developed markets. Investing in securities of issuers in emerging markets generally involves more risks than investing in securities of issuers in developed markets.


The Adviser believes that the securities markets of many countries move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a diversified portfolio of securities of issuers located in different foreign countries, the Adviser attempts to reduce the risks associated with being invested in the securities of issuers within the economy of only one country. Countries that the Adviser believes offer attractive opportunities for investment may change from time to time.

The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies, large or small, whose earnings are believed by the Adviser to be in a relatively strong growth trend or it may invest in companies that are not expected to experience significant further growth but whose market value per share is considered by the Adviser to be undervalued. The Portfolio also may invest in small and relatively less well-known companies that meet these characteristics.

At times, the Adviser may believe that conditions in the international securities markets may make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Portfolio may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest, without limitation, in securities of any kind, including securities traded primarily in United States markets and in cash and money market instruments. It is impossible to predict when, or for how long, the Portfolio will use these alternative strategies.


Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, borrowings, derivatives, repurchase agreements, futures contracts, foreign securities, forward commitments, foreign currency transactions, securities loans, and illiquid securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

EQ PUTNAM INVESTORS GROWTH PORTFOLIO

The investment objective of the EQ Putnam Investors Growth Portfolio is long-term growth of capital and any increased income that results from this growth. The Adviser intends to invest primarily in common stocks in view of the Adviser's belief that equity ownership affords the best opportunity for capital growth over the long term. The Portfolio may also purchase convertible bonds, convertible preferred stocks, preferred stocks and debt securities if the Adviser believes that they will help to achieve the Portfolio's objective. In addition, the Portfolio may hold a portion of its assets in cash or money market instruments.

In analyzing potential investments, the Adviser considers three main factors:
(i) the general outlook of the economy; (ii) a study of various industries to determine those with the best possibilities for long-term growth; and (iii) a detailed study of what appear to be the most promising individual companies. In evaluating individual companies, the Adviser gives more weight to growth potential characteristics than to dividend income. In particular, the Adviser believes that evaluating a company's probable future earnings, dividends, financial strength, working assets and competitive position may be more profitable in the long run than seeking current dividend income.

Although the Portfolio's investments are not limited to any particular type of company, the Adviser currently expects that the Portfolio will invest a substantial portion of its assets in common stocks of companies with equity market capitalizations of more than $1 billion. The Portfolio may also invest in small to medium-sized companies having a proprietary product or profitable market niche and the potential to grow very rapidly. The Adviser believes that such small to medium-sized companies may present greater opportunities for capital appreciation because of their high potential earnings growth, but also may involve greater risk.

At times, the Adviser may judge that conditions in the securities markets may make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of the Portfolio's shareholders. At such times, the Adviser may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest, without limit, in debt securities, preferred stocks, United States government and agency obligations, cash or money market instruments, or may invest in any other securities the Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Adviser will use these alternative defensive strategies.

The Portfolio may invest up to 20% of its total assets in foreign securities. The Portfolio may also purchase Eurodollar certificates of deposit (i.e., short-term time deposits issued by European banks) without regard to this 20% limit. Such investments increase the Portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities.

The Portfolio may also engage in a variety of investment management practices such as buying and selling options and futures contracts and entering into foreign currency exchange contracts.

Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, borrowings, futures contracts, foreign securities, foreign currency transactions, securities loans, illiquid securities, derivatives, repurchase agreements and forward commitments) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.


EQ PUTNAM BALANCED PORTFOLIO

The investment objective of the EQ Putnam Balanced Portfolio is to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income. In seeking its objective, the Portfolio may invest in almost any type of security or negotiable instrument, including cash or money market instruments. While the proportion invested in each type of security is not fixed, ordinarily the Adviser will invest no more than 75% of the Portfolio's assets in common stocks and conversion rights with respect to convertible securities. The Adviser may, however, invest more than 75% of the Portfolio's assets in such securities if it determines that unusual market or economic conditions make it appropriate to do so.

The Portfolio may also invest in debt securities, including lower-rated debt securities (commonly referred to as "junk bonds"). The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser will consider such reduction in its determination of whether the Portfolio should continue to hold the security.

At times, the Adviser may judge that conditions in the securities markets may make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of the Portfolio's shareholders. At such times, the Adviser may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest without limit in debt securities, preferred stocks, United States government and agency obligations, cash or money market instruments, or may invest in any other securities the Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Adviser will use these alternative defensive strategies.

The Portfolio may invest up to 20% of its total assets in foreign securities. The Portfolio may also purchase Eurodollar certificates of deposit (i.e., short-term time deposits issued by European banks) without regard to this 20% limit. Such investments increase the Portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities.



Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, foreign securities, securities loans, illiquid securities, zero-coupon bonds, investment grade and lower quality fixed-income securities, payment-in-kind bonds, derivatives, foreign currency transactions, repurchase agreements, forward commitments and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.



MFS RESEARCH PORTFOLIO

The investment objective of the MFS Research Portfolio is to provide long-term growth of capital and future income. In pursuing its objective, the Portfolio invests a substantial portion of its assets in the common stock or securities convertible into common stock of companies believed by the Adviser to possess better than average prospects for long-term growth. A smaller proportion of the assets of the Portfolio may be invested in bonds, short-term debt obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income securities, the Adviser emphasizes progressive, well-managed companies.


The portfolio securities of the Portfolio are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of the Adviser. The Portfolio's assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Portfolio's investment objective within their assigned industry responsibility.

To the extent that such investments comply with the Portfolio's investment objective, the Portfolio may invest up to 20% of its total assets in foreign securities, including those in emerging markets. These securities include non-United States dollar-denominated securities traded outside the United States and dollar-denominated securities traded in the United States (such as ADRs). Such foreign investments increase a portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing exclusively in domestic securities.


The Portfolio may invest in investment grade debt securities and may invest up to 10% of its total assets in securities rated below investment grade (commonly known as "junk bonds"). The price of a bond generally fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise.


Certain investment strategies and practices which may be employed by the Portfolio (such as foreign securities, convertible securities, borrowings, repurchase agreements, securities loans, illiquid securities and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.




MFS EMERGING GROWTH COMPANIES PORTFOLIO

The investment objective of the MFS Emerging Growth Companies Portfolio is to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective. In pursuing its objective, the Portfolio invests primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises. Such emerging growth companies generally are expected to:
(i) show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation; and (ii) have the products, technologies, management and market and other opportunities that are usually necessary to become more widely recognized as growth companies.

Emerging growth companies can be of any size and the Portfolio may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in customer demand, or basic changes in the economic environment. Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources and may be more dependent on one-person management. In addition, there may be less research available on many promising small or medium-sized emerging growth companies, making it more difficult both to identify and to analyze such companies. Moreover, the securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies.

While the Portfolio may invest primarily in common stocks, the Portfolio may, to a limited extent, seek long-term growth in other types of securities such as convertible securities and warrants. To the extent that such investments comply with the Portfolio's investment objective, the Portfolio may invest up to 25% of its total assets in foreign securities, including those in emerging markets. These securities include non-United States dollar-denominated securities traded outside the United States and dollar-denominated securities traded in the United States (such as ADRs). Such foreign investments increase a portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing exclusively in domestic securities. The Portfolio may also invest in debt securities and hold cash and cash equivalents. In addition, the Portfolio may invest in lower-rated debt securities (commonly referred to as "junk bonds").



The Portfolio is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and investment in its shares generally involves a higher degree of risk than would be the case with an investment in a conservative equity or growth fund investing entirely in proven growth companies.

Certain investment strategies and practices which may be employed by the Portfolio (such as foreign securities, repurchase agreements, loan participations, derivatives, United States Government securities, securities loans, forward commitments, asset-backed securities, borrowings, options, futures contracts, convertible securities, foreign currency transactions, illiquid securities and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO

The investment objective of the Morgan Stanley Emerging Markets Equity Portfolio is long-term capital appreciation by investing primarily in equity securities of emerging market country issuers. In pursuing its investment objective, the Adviser focuses on issuers in emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated.

Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in emerging market country equity securities, including common stocks, preferred stocks, convertible securities, rights and warrants to purchase common stocks, depository receipts and other equity securities of emerging market country issuers.

For these purposes, an emerging market country security is a security issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis, it derives 50% or more of its revenue from either goods produced, sales made or services performed in emerging markets countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

The Portfolio intends to invest primarily in some or all of the following emerging market countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Greece, Hong Kong, Hungary, India, Indonesia, Jamaica, Jordan, Kenya, Malaysia, Mexico, Nigeria, Pakistan, Peru, Philippines, Poland, Portugal, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging market countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to United States dollars, unless: (i) the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantees to protect such investment against loss of that currency's external value, or
(ii) the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantees would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio. Currently, investing in many emerging market countries is not feasible or may involve unacceptable political risks.



In selecting industries and particular issuers, the Adviser will analyze assets, revenues and earnings of an issuer and, with respect to particular countries, evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Portfolio seeks to invest in larger companies, it may invest in small and medium-size companies that, in the Adviser's view, have potential for growth.

The Portfolio may also invest in fixed-income securities denominated in the currency of an emerging market country or issued or guaranteed by an emerging market country company or the government of an emerging market country. In addition, the Portfolio may invest in equity or fixed-income securities of corporate or governmental issuers located in industrialized countries, foreign currency and investment funds (i.e., funds specifically authorized to invest in companies of a particular emerging market country). The Portfolio may also invest in debt securities issued or guaranteed by international organizations designed or supported by multiple governmental entities to promote economic reconstruction or development such as the International Bank for Reconstruction and Development (i.e., the World Bank). The Portfolio may invest up to 10% of its total assets (measured at the time of investment) in fixed-income securities that are not investment grade securities (commonly referred to as "junk bonds").

For temporary defensive purposes, the Portfolio may invest less than 65% of its assets in equity securities of emerging market countries in which case the Portfolio may invest in other equity securities or fixed income securities. Moreover, the Portfolio may invest without limitation in high-quality money market instruments.

The value of the Portfolio's investments and the income they generate will vary from day to day and generally reflect market conditions, interest rates, and other company, political, or economic news both in the United States and abroad. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. The prices of fixed-income securities also fluctuate and generally move in the opposite direction from interest rates.

The Portfolio is a non-diversified portfolio under the 1940 Act, which means that it may invest a greater proportion of its assets in the securities of a small number of issuers than a diversified investment company. In this regard, the Portfolio is not subject to the general limitation that it not invest more than 5% of its total assets in the securities of a single issuer. As a result, because the Portfolio is permitted greater flexibility to invest its assets in the obligations of a single issuer it is exposed to increased risk of loss if such an investment underperforms expectations. However, the Portfolio intends to limit its investments so as to comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as "regulated investment company." The Portfolio spreads investment risk by limiting its holdings in any one company or industry. Nevertheless, the Portfolio will experience price volatility, the extent of which will be affected by the types of securities and techniques the Portfolio uses. The Adviser may use various investment techniques to hedge risks, including derivatives, but there is no guarantee that these strategies will work as intended.



Certain investment strategies and practices which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, United States Government securities, illiquid securities, foreign securities, securities loans, borrowings, payment-in-kind bonds, passive foreign investment companies, derivatives, convertible securities, zero coupon bonds, investment grade and lower quality fixed-income securities, mortgage-backed securities, forward commitments, stripped mortgage-backed securities, collateralized mortgage obligations, assetbacked securities, floaters, inverse floaters, foreign currency transactions, loan participations, repurchase agreements, structured notes and swaps) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO.

The investment objective of the Warburg Pincus Small Company Value Portfolio is to seek long-term capital appreciation. The Portfolio is a diversified management investment company that pursues its investment objective by investing primarily in a portfolio of equity securities of small capitalization companies (i.e., companies having market capitalizations of $1 billion or less at the time of initial purchase) that the Adviser considers to be relatively undervalued. Current income is a secondary consideration in selecting portfolio investments.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stock, preferred stocks, debt securities convertible into common stocks, warrants and other rights of small companies.

The Adviser will determine whether a company is undervalued based on a variety of measures, including: price/earnings ratio, price/book ratio, price/cash flow ratio, earnings growth and debt/capital ratio. Other relevant factors, including a company's asset value, franchise value and quality of management, will also be considered. The Portfolio will invest primarily in companies whose securities are traded on United States stock exchanges or in the United States over-the-counter market, but it may invest up to 20% of its total assets in foreign securities.

The Portfolio may also invest up to 20% of its total assets in investment grade securities (other than money market obligations) that are not convertible into common stock for the purpose of seeking capital appreciation. The Portfolio may also hold debt securities that are not investment grade securities (commonly referred to as "junk bonds"). The interest income to be derived may be considered as one factor in selecting debt securities by the Adviser.

The Portfolio is authorized to invest, under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five years of less remaining to maturity) money market obligations. For temporary defensive purposes, the Portfolio may invest in these securities without limit. These instruments consist of: obligations issued or guaranteed by the United States Government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high-quality investments or, if unrated, deemed by the Adviser to be high-quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories by any NRSRO; and repurchase agreements with respect to the foregoing.

When the Adviser believes that a defensive posture is warranted, the Portfolio may invest temporarily, without limit, in investment grade debt obligations and in domestic and foreign money market instruments, including repurchase agreements.

Certain investment strategies and practices which may be employed by the Portfolio (such as foreign securities, repurchase agreements, borrowings, options, futures contracts, foreign currency transactions, United States Government securities, short sales against the box, convertible securities, investment grade and lower-quality fixed-income securities, and illiquid securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.


MERRILL LYNCH GLOBAL ALLOCATION PORTFOLIO

The investment objective of the Merrill Lynch Global Allocation Portfolio is to seek a high total investment return, consistent with prudent risk, through a fully-managed investment policy utilizing United States and foreign equity, debt and money market securities the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return is the aggregate of capital value changes and income. The Portfolio may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk.

The Portfolio will invest in a portfolio of United States and foreign equity, debt and money market securities. The composition of the portfolio among these securities and capital markets will be varied from time to time by the Adviser, in response to changing market and economic trends. This fully managed investment approach provides the Portfolio with the opportunity to benefit from anticipated shifts in the relative performance of different types of securities and different capital markets. For example, at times the Portfolio may emphasize investments in equity securities in anticipation of significant advances in stock markets and at times may emphasize debt securities in anticipation of significant declines in interest rates. Similarly, the Portfolio may emphasize foreign markets in its security selection when such markets are expected to outperform, in United States dollar terms, the United States markets. The Portfolio will seek to identify longer-term structural or cyclical changes in the various economies and markets of the world which are expected to benefit certain capital markets and certain securities in those markets to a greater extent than other investment opportunities.

In determining the allocation of assets among capital markets, the Adviser will consider, among other factors, the relative valuation, condition and growth potential of the various economies, including current and anticipated changes in the rates of economic growth, rates of inflation, corporate profits, capital reinvestment, resources, self-sufficiency, balance of payments, governmental deficits or surpluses and other pertinent financial, social and political factors which may affect such markets. In allocating among equity, debt and money market securities within each market, the Adviser also will consider the relative opportunity for capital appreciation rates paid on debt securities of various maturities.

In selecting securities denominated in foreign currencies, the Adviser will consider, among other factors, the effect of movement in currency exchange rates on the United States dollar value of such securities. An increase in the value of a currency will increase the total return to the Portfolio of securities denominated in such currency. Conversely, a decline in the value of the currency will reduce the total return. The Adviser may seek to hedge all or a portion of the Portfolio's use of foreign securities through the use of forward foreign currency exchange contracts, currency options, futures contracts and options thereon.

While there are no prescribed limits on the geographical allocation of the Portfolio's assets, the Adviser anticipates that it will invest primarily in the securities of corporate and governmental issuers domiciled or located in North and South America, Western Europe and the Far East. In addition, the Adviser anticipates that a portion of the Portfolio's assets normally will be invested in the United States securities markets and the other major capital markets. Under normal conditions, the Portfolio's investments will be denominated in at least three currencies or multinational currency units. However, the Portfolio reserves the right to invest substantially all of its assets in United States markets or United States dollar-denominated obligations when the Adviser believes market conditions warrant such investment.

Similarly, there are no prescribed limits on the allocation of the Portfolio's assets among equity, debt and money market securities. Therefore, at any given time, the Portfolio's assets may be primarily invested in equity, debt or money market securities or in any combination thereof. However, the Adviser anticipates that the Portfolio's securities portfolio generally will include both equity and debt securities.

Within the portion of the Portfolio's securities portfolio allocated to equity securities, the Adviser will seek to identify the securities of companies and industry sectors which are expected to provide high total return relative to alternative equity investments. The Portfolio generally will seek to invest in securities the Adviser believes to be undervalued. Undervalued issues include securities selling at a discount from the price-to-book value ratios and price/earnings rations computed with respect to the relevant stock market averages. The Portfolio may also consider as undervalued, securities selling at a discount from their historic price-to-book value or price/earnings rations, even though these ratios may be above the ratios for the stock market averages. Securities offering dividend yields higher than the yields for the relevant stock market averages or higher than such securities' historic yield may also be considered to be undervalued. The Portfolio may also invest in the securities of small and emerging growth companies when such companies are expected to provide a higher total return than other equity investments. Such companies are characterized by rapid historical growth rates, above-average returns on equity or special investment value in terms of their products or services, research capabilities or other unique attributes. The Adviser will seek to identify small and emerging growth companies that possess superior management, marketing ability, research and product development skills and sound balance sheets. Investment in the securities of small and emerging growth companies involves greater risk than investment in larger, more established companies. Such risks include the fact that securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. Also, these companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

Within the portion of the Portfolio's securities portfolio allocated to debt securities, the Portfolio may invest in debt securities issued or guaranteed by international organizations designed or supported by multiple governmental entities to promote economic reconstruction or development such as the International Bank for Reconstruction and Development (i.e., the World Bank). In addition, the Portfolio may invest in United States Government securities, which include: (i) United States Treasury obligations (bills, notes and bonds), all of which are backed by the full faith and credit of the United States; and (ii) obligations issued or guaranteed by United States Government agencies or instrumentalities. The Portfolio is also authorized to invest in investment grade debt securities of governmental issuers and corporate issuers as well as fixed income securities of such issuers rated below investment grade by an NRSRO. The Portfolio will invest no more than 35% of its assets in high yielding securities rated below investment grade (commonly referred to as "junk bonds"). The average maturity of the Portfolio's debt securities will vary based on the Adviser's assessment of pertinent economic market conditions.

The Portfolio is non-diversified for the 1940 Act purposes and as such may invest a larger percentage of its assets in individual issuers than a diversified investment company. In this regard, the Portfolio is not subject to the general limitation that it not invest more than 5% of its total assets in the securities of any one issuer. To the extent the Portfolio makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Portfolio's investments will be limited so as to qualify for the special tax treatment afforded "regulated investment companies" under the Code.

Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, investment grade and lower quality fixed-income securities, floaters, inverse floaters, futures contracts, foreign securities, precious metal related securities, real estate related securities, United States Government securities, convertible securities, borrowings, mortgage-backed securities, repurchase agreements, securities loans, illiquid securities, forward commitments, and swaps) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.


MERRILL LYNCH BASIC VALUE PORTFOLIO

The investment objective of the Merrill Lynch Basic Value Portfolio is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser of the Portfolio believes are undervalued and therefore represent basic investment value. The Portfolio seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.

The investment policy of the Portfolio is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, the Adviser believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, the Adviser believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, the

Adviser believes that market prices of securities with relative high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings rations are more favorably positioned to benefit from favorable, but generally unanticipated events. This investment policy departs from traditional philosophy. The Adviser believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Portfolio's portfolio generally will have significant representation in this secondary segment of the market.

The Adviser is responsible for the management of the Portfolio's securities portfolio and makes portfolio decisions based on its own research information supplemented by research information provided by other sources. The basic orientation of the Portfolio's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts. The Adviser makes extensive use of investment research information provided by unaffiliated brokers and dealers and of the securities research, economic research and computer applications facilities provided by the Adviser or certain of its affiliates, as described below.

The securities research division of the Adviser (and its affiliates) employs approximately 150 professionals responsible for fundamental and technical securities analysis. The fundamental research staff consists of approximately 136 professionals who follow approximately 1,500 companies. The types of securities in which the Portfolio will invest often receive limited research coverage and, therefore, the Portfolio will benefit from its access to these extensive research resources. The Adviser and affiliates continually analyzes the changing patterns of market forces and trends in the overall market, groups of securities and individual securities and carefully monitors indicators of investor psychology.

The economic research facilities of the Adviser conduct detailed analyses of overall economic conditions, both nationally and internationally. Economists employed by affiliates of the Adviser work closely with analysts of the Adviser in the continuous analysis of factors affecting the securities markets, industry performance and short-term and long-term market risks.

The computer applications facilities of certain affiliates of the Adviser provide, among other things, proprietary computer screening programs used to identify securities on the basis of various characteristics, which may include dividend return, price-earnings ratios, price trends and other factors deemed significant in analyzing a particular segment of the securities markets.

Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Portfolio also may invest in preferred stocks and non-convertible debt securities and utilize covered call options with respect to portfolio securities. The Portfolio has the right, as a defensive measure, to hold other types of securities, including Government and money market securities, repurchase agreements or cash, in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. The Portfolio may invest up to 25% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

Certain investment strategies and instruments which may be employed by the Portfolio (such as options, convertible securities, United States Government securities, repurchase agreements, securities loans, foreign securities, borrowings and illiquid securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.



                             INVESTMENT STRATEGIES


In addition to making investments directly in securities, to the extent described above, each of the Portfolios (except for MFS Research Portfolio) may purchase and sell call and put options, engage in transactions in futures contracts and related options, loans and other direct indebtedness and engage in forward foreign currency exchange transactions. They may also enter into repurchase agreements, lend their portfolio securities, and borrow funds under certain limited circumstances. In addition, each Portfolio may engage in other types of investment strategies as described below. The investment strategies and instruments referred to above and the risks related to them are summarized below and certain of these strategies and instruments are described in more detail in the Statement of Additional Information.



ASSET-BACKED SECURITIES. The EQ Putnam Balanced Portfolio, MFS Emerging Growth Companies Portfolio and Morgan Stanley Emerging Markets Equity Portfolio may invest in asset-backed securities. These asset-backed securities, issued by trusts and special purpose corporations, are collateralized by a pool of assets, such as credit card or automobile loans, home equity loans or computer leases, and represent the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

BORROWINGS. The Portfolios may borrow money from banks or other lenders as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with each Portfolio's investment objective and program. Borrowings for the T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio, MFS Research Portfolio, MFS Emerging Growth Companies Portfolio, Morgan Stanley Emerging Markets Equity, Merrill Lynch Global Allocation Portfolio and Merrill Lynch Basic Value Portfolio may not exceed 33 1/3% of each Portfolio's total assets. Borrowings for the Warburg Pincus Small Company Value Portfolio may not exceed 30% of the Portfolio's total assets. Borrowings for the EQ Putnam Growth & Income Value Portfolio, the EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio and EQ Putnam Balanced Portfolio may not exceed 10% of each

Portfolio's total assets. Each Portfolio may pledge its assets to secure these permissible borrowings. No Portfolio may purchase additional securities when its borrowings exceed 5% of its total assets. See also "Reverse Repurchase Agreements" for information concerning an investment technique that may be deemed to involve a borrowing.

CONVERTIBLE SECURITIES. Each of the Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields that non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Neither event will require sale of such securities, although each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES. Each Portfolio (except the MFS Research Portfolio) may invest in derivatives. Derivatives are financial products or instruments that derive their value from the value of an underlying asset, reference rate or index. Derivatives include, but are not limited to, the following: asset-backed securities, collateralized mortgage obligations, floaters, futures, hybrid instruments, inverse floaters, mortgage-backed securities, options, stripped mortgage-backed securities, structured notes and swaps. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section or the Statement of Additional Information.

FLOATERS AND INVERSE FLOATERS. The Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in floaters, which are fixed-income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment".

In addition, the Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in inverse floating rate obligations which are fixed-income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate ("LIBOR"). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations ("CMOs") exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater collateralized mortgage obligations exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater collateralized mortgage obligation is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.



FOREIGN SECURITIES. Foreign investments involve certain risks that are not present in domestic securities. Because each of the Portfolios may purchase securities denominated in foreign currencies, a change in the value of any such currency against the United States dollar will result in a change in the United States dollar value of a Portfolio's assets and income. In addition, although a portion of a Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in United States dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio's income has been earned and computed in United States dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into United States dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in United States and foreign interest rates.

There may be less information publicly available about a foreign issuer than about a United States issuer, and a foreign issuer is not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than United States markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable United States companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to a Portfolio. In less liquid and well developed stock markets, such as those in some Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international funds are usually somewhat higher than those of typical domestic stock funds.


In addition, the economies, markets and political structures of a number of the countries in which the Portfolios can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures (for example, Japan, Southeast Asia and Latin America). Some countries, particularly in Latin America, are grappling with severe inflation and high levels of national debt. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.



Certain Portfolios may invest in the following types of foreign securities or engage in the following types of transactions related to foreign securities.

Brady Bonds. The Morgan Stanley Emerging Markets Equity Portfolio may invest in "Brady Bonds," which are fixed-income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are United States dollar-denominated) and they are actively traded in the over-the-counter ("OTC") secondary market. The Morgan Stanley Emerging Markets Equity Portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the Adviser to that Portfolio.

Depositary Receipts. Each of the Portfolios may purchase depositary receipts, which are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include ADRs and Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.

FOREIGN CURRENCY TRANSACTIONS. Each of the Portfolios (except the MFS Research Portfolio and Merrill Lynch Basic Value Portfolio) may purchase foreign currency on a spot (or cash) basis, and may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). Each of the Portfolios (except MFS Research Portfolio, and Merrill Lynch Basic Value Portfolio) may also purchase and sell foreign currency futures contracts and may purchase and sell exchange traded call and put options on foreign currency futures contracts and on foreign currencies. The EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio, EQ Putnam Balanced Portfolio, MFS Emerging Growth Companies Portfolio and Merrill Lynch Global Allocation Portfolio may engage in OTC options on foreign currency transactions. The Merrill Lynch Global Allocation Portfolio will engage in OTC option on foreign currency transactions only with member banks of the Federal Reserve System and primary dealers in United States Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The MFS Emerging Growth Companies Portfolio may only enter into forward contracts on currencies in the OTC market. The Advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

Hedging transactions involve costs and may result in losses. Each of the Portfolios (except the MFS Research Portfolio and Merrill Lynch Basic Value Portfolio) may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the Adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.


Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.


FORWARD COMMITMENTS. Each Portfolio (except the MFS Research Portfolio, Warburg Pincus Small Company Value Portfolio and Merrill Lynch Basic Value Portfolio) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

HYBRID INSTRUMENTS. The T. Rowe Price International Stock Portfolio and T. Rowe Price Equity Income Portfolio may invest in hybrid instruments. Hybrid instruments have recently been developed and combine the elements of futures contacts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

ILLIQUID SECURITIES. The MFS Research Portfolio, MFS Emerging Growth Companies Portfolio and Warburg Pincus Small Company Value Portfolio may each invest up to 10% of its assets and each other Portfolio may invest up to 15% of their respective net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid, and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which have been determined by the Board of Trustees to be liquid, will not be considered by the Adviser to be illiquid or not readily marketable and, therefore, are not subject to the 10% or 15% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by each Portfolio's Adviser on an ongoing basis, subject to the oversight of the Board of Trustees of the Trust. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio's having more than 10% or 15% of its assets invested in illiquid or not readily marketable securities.

INVESTMENT GRADE AND LOWER QUALITY FIXED INCOME SECURITIES. Each Portfolio (except the Merrill Lynch Basic Value Portfolio) may invest in or hold a portion of its total assets in investment grade or lower quality fixed income securities. The T. Rowe Price International Stock Portfolio may invest in or hold investment grade securities, but not lower quality fixed income securities. Investment grade securities are securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings Service ("S&P") and comparable unrated securities. Investment grade securities while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities. Lower quality fixed income securities are securities that are rated in the lower categories by NRSROs (i.e., Ba or lower by Moody's or BB or lower by S&P) or comparable unrated securities. Such lower quality securities are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. (Each NRSRO's descriptions of these bond ratings are set forth in the Appendix to the Statement of Additional Information.) Because investment in lower quality securities involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on the Adviser's analysis than would be the case if that Portfolio were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Adviser to value accurately certain portfolio securities.

LOAN PARTICIPATIONS. The EQ Putnam Balanced Portfolio, MFS Emerging Growth Companies Portfolio and the Morgan Stanley Emerging Markets Equity Portfolio may invest a portion of each of their assets in loan participations and other direct indebtedness. By purchasing a loan, Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants that must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The MFS Emerging Growth Companies Portfolio may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by a company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loans and other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE-RELATED SECURITIES. The EQ Putnam Balanced Portfolio, Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns.

Stripped mortgage-backed securities are created when a United States government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL SECURITIES. The Morgan Stanley Emerging Markets Equity Portfolio may invest in municipal securities ("municipals"), which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privatelyoperated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

OPTIONS AND FUTURES TRANSACTIONS. Each Portfolio (except the MFS Research Portfolio) may utilize futures contracts and write and purchase put and call options. The Merrill Lynch Basic Value Portfolio may not enter into futures contracts, although it may utilize options. Futures contracts (a type of potentially high-risk security) enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Portfolio may utilize futures contracts and related options for other than hedging purposes to the extent that aggregate initial margin deposits and premiums paid do not exceed 5% of the Portfolio's net assets. Each Portfolio will not commit more than 5% of its total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Portfolio has written call or put options may not exceed 25% of its total assets. The MFS Emerging Growth Companies Portfolio will not enter a futures contract if the obligations underlying all such futures contracts would exceed 50% of the value of the Portfolio's total assets. The Warburg Pincus Small Company Value Portfolio may utilize up to 10% of its total assets to purchase exchange-listed and OTC put and call options on stock indexes. The EQ Putnam International Equity Portfolio, EQ Putnam Balanced Portfolio, MFS Emerging Growth Companies Portfolio and Merrill Lynch Global Allocation Portfolio may engage in OTC put and call option transactions. Options traded in the OTC market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such OTC options, and the securities used as "cover" for such options, may be considered illiquid securities.

Each Portfolio may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. Each Portfolio may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an OTC option and the resulting inability to close a futures position or OTC option prior to its maturity date.


PASSIVE FOREIGN INVESTMENT COMPANIES. The T. Rowe Price International Stock Portfolio, EQ Putnam International Equity Portfolio, and Morgan Stanley Emerging Markets Equity Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such entities have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities.

PAYMENT-IN-KIND BONDS. The EQ Putnam Growth & Income Value Portfolio, the EQ Balanced Portfolio and Morgan Stanley Emerging Markets Equity Portfolio may invest in payment-in-kind bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the

Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

PRECIOUS METAL-RELATED SECURITIES. The Merrill Lynch Global Allocation Portfolio may invest in precious metal-related securities, which are equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and asset-based securities indexed to the value of such metals. Based on historical experience, during periods of economic or financial instability the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies. The Portfolio will purchase only asset-based securities indexed to the value of precious metals that are rated, or are issued by issuers that have outstanding debt obligations rated, BBB or better by S&P or Baa or better by Moody's or commercial paper rated A-1 by S&P or Prime-1 by Moody's or of issuers that the Adviser has determined to be of similar creditworthiness. If the asset-based security is backed by a bank letter of credit or other similar facility, the Adviser may take such backing into account in determining the creditworthiness of the issuer.

REAL ESTATE-RELATED SECURITIES. The Merrill Lynch Global Allocation Portfolio may invest in real estate-related securities. The real estate-related securities that will be emphasized by the Adviser are equity and convertible debt securities of real estate investment trusts, which own income-producing properties, and mortgage real estate investment trusts which make various types of mortgage loans often combined with equity features. The securities of such trusts generally pay above average dividends and may offer the potential for capital appreciation. Such securities may be subject to the risks customarily associated with the real estate industry, including declines in the value of the real estate investments of the trusts. Real estate values are affected by numerous factors including (i) governmental regulation (such as zoning and environmental laws) and changes in tax laws; (ii) operating costs; (iii) the location and the attractiveness of the properties; (iv) changes in economic conditions (such as fluctuations in interest and inflation rates and business conditions); and (v) supply and demand for improved real estate. Such trusts also are dependent on management skill and may not be diversified in their investments.


REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with a bank, broker-dealer or other financial institution as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.


REVERSE REPURCHASE AGREEMENTS. The Morgan Stanley Emerging Markets Equity Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the custodian a separate account with a segregated portfolio of unencumbered liquid assets in an amount at least equal to its purchase obligations under these agreements. If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. See "Borrowing" for more information concerning restrictions on borrowing by each Portfolio.

SECURITIES LOANS. The T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio, Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may seek to obtain additional income by making secured loans of portfolio securities with a value up to 331/3% of their respective total assets. The EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio and EQ Putnam Balanced Portfolio may lend portfolio securities in an amount up to 25% of their respective total assets. The MFS Research Portfolio and MFS Emerging Growth Companies Portfolio may lend portfolio securities in an amount up to 30% of each Portfolio's total assets. The Merrill Lynch Basic Value Portfolio may lend portfolio securities in an amount up to 20% of its total assets. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high-grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

SHORT SALES AGAINST THE BOX. The Warburg Pincus Small Company Value Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," will be entered into by the Portfolio for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will generally be held by the broker until the settlement date when the Portfolio delivers securities to close out its short position. Although prior to delivery of any securities sold short the Portfolio will have to pay an amount equal to any dividends paid on the securities sold short, the Portfolio will receive the dividends from the securities sold short or dividends from the preferred stock or interest from the debt securities convertible or exchangeable into the securities sold short, plus a portion of the interest earned from the proceeds of the short sale. The Portfolio will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or securities convertible into or exchangeable for the securities sold short. The Portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of the Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

SMALL COMPANY SECURITIES. The EQ Putnam International Equity Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, Warburg Pincus Small Company Value Portfolio and Merrill Lynch Global Allocation Portfolio may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better-known, larger companies.


STANDBY COMMITMENT AGREEMENTS. The Merrill Lynch Global Allocation Portfolio may invest in standby commitment agreements which commit the Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security that may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Portfolio. The Portfolio will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale (i.e., restricted securities), will not exceed 15% of its total assets taken at the time of acquisition of such commitment or security. The Portfolio will at all times maintain a segregated account with its custodian in an aggregate amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

STRUCTURED NOTES. The Morgan Stanley Emerging Markets Equity Portfolio may invest in structured notes, which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAPS. The Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, United States Governments, or high grade debt obligations. The Portfolio will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include more recent innovations for which standardized documentation has not yet been fully developed are less liquid than "traditional" swaps. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

UNITED STATES GOVERNMENT SECURITIES. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("United States government securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. United States government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the United States (e.g., securities issued by the Government National Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the United States Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., the Tennessee Valley Authority).

ZERO-COUPON BONDS. The EQ Putnam Growth & Income Value Portfolio, EQ Putnam Balanced Portfolio and Morgan Stanley Emerging Markets Equity Portfolio may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to investors in such instruments. Thus, each Portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.



PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." Each Portfolio's turnover rate is not expected to exceed 100% during its first year of operation. A high turnover rate increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses.


                            MANAGEMENT OF THE TRUST


THE BOARD OF TRUSTEES


The Board of Trustees of the Trust provides broad supervision over the business and affairs of the Portfolios and the Trust as provided in the Trust's Amended and Restated Declaration of Trust and By-Laws.



THE MANAGER

The Trust is managed by EQ Financial Consultants, Inc. which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. The Manager is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a broker-dealer registered under the Securities Exchange Act of 1934, as amended ("1934 Act"). The Manager currently furnishes specialized investment advice to other clients, including individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other business entities. The Manager is a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable, a New York stock life insurance company.

The Manager is responsible for providing investment management and administrative services to the Trust and in the exercise of such responsibility selects, subject to review and approval by the Trustees, the investment advisers for the Trust's Portfolios and monitors the Advisers' investment programs and results, reviews brokerage matters, oversees compliance by the Trust with various federal and state statutes, and carries out the directives of the Board of Trustees. The Manager is responsible for providing the Trust with office space, office equipment, and personnel necessary to operate and administer the Trust's business, and also supervises the provision of services by third parties such as the Trust's custodian.

As compensation for managing the T. Rowe Price Equity Income Portfolio, the Trust pays the Manager a monthly fee at the annual rate of .80% of the Portfolio's average daily net assets. As compensation for managing the T. Rowe Price International Stock Portfolio, the Trust pays the Manager a monthly fee at the annual rate equal to: 1.15% of the Portfolio's average daily net assets up to and including $20 million; 1.00% of the Portfolio's average daily net assets over $20 million and up to and including $50 million; and .90% of the Portfolio's average daily net assets in excess of $50 million. As compensation for managing the EQ Putnam Growth & Income Value Portfolio, EQ Putnam Investors Growth Portfolio and EQ Putnam Balanced Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .90% of the respective Portfolio's average daily net assets up to and including $150 million; .85% of the respective Portfolio's average daily net assets over $150 million and up to and including $300 million; and .75% of the respective Portfolio's average daily net assets in excess of $300 million. As compensation for managing the EQ Putnam International Equity Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: 1.05% of the Portfolio's average daily net assets up to and including $150 million; .95% of the Portfolio's average daily net assets over $150 million and up to and including $300 million; and .85% of the Portfolio's average daily net assets in excess of $300 million. As compensation for managing the MFS Research Portfolio and MFS Emerging Growth Companies Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .80% of the respective Portfolio's average daily net assets up to and including $150 million; .775% of the respective Portfolio's average daily net assets over $150 million and up to and including $300 million; and
 .75% of the respective Portfolio's average daily net assets in excess of $300 million. As compensation for managing the Morgan Stanley Emerging Markets Equity Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: 1.50% of the Portfolio's average daily net assets up to and including $200 million; and 1.00% of the Portfolio's average daily net assets in excess of $200 million. As compensation for managing the Warburg Pincus Small Company Value Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .90% of the Portfolio's average daily net assets. As compensation for managing the Merrill Lynch Global Allocation Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .90% of the Portfolio's average daily net assets up to and including $100 million; .85% of the Portfolio's average daily net assets over $100 million and up to and including $300 million; .75% of the Portfolio's average daily net assets in excess of $300 million. As compensation for managing the Merrill Lynch Basic Value Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .80% of the Portfolio's average daily net assets up to and including $100 million; .775% of the Portfolio's average daily net assets over $100 million and up to and including $300 million; and .75% of the Portfolio's average daily net assets in excess of $300 million.

The management fees paid by the Portfolios, although higher than the fees paid by other investment companies in general, are comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio.

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements and statements of additional information, all to the extent they are sent to existing Contract owners; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. As discussed in greater detail below, under "Distribution of the Trust's Shares", the Class IB shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of its shares.


THE ADVISERS

Pursuant to an investment advisory agreement with the Manager, each Adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith.


For its services, the Manager pays each Adviser an advisory fee based on a percentage of the average daily net assets of the Portfolio that it advises. Monthly, with respect to each Portfolio, each Adviser is paid the pro rata portion of an annual fee, based on the monthly average of the assets of the Portfolio for which it serves as the Adviser. The Manager will retain, as compensation for the services described under "The Manager" and to pay its expenses, the difference between these fees paid to each Adviser and the management fee of the applicable Portfolio. Each Adviser has agreed that once the Portfolio has paid the Manager its management fee the Adviser will look only to the Manager as the party responsible for making the payment of its advisory fee.

The assets of each Portfolio are allocated currently among the Advisers listed on pages 3 and 4 of the Prospectus. If a Portfolio shall at any time have more than one Adviser, the allocation of a Portfolio's assets among Advisers may be changed at any time by the Manager. The Advisers are employed for management of the assets of a Portfolio pursuant to investment advisory agreements approved by the Board of Trustees of the Trust (including a majority of certain Trustees who are not interested persons of the Trust or the Manager), and an Adviser's services may be terminated at any time by the Manager, the Board of Trustees, or the shareholders of an affected Portfolio.

The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new Adviser or Advisers for any Portfolio pursuant to the terms of a new Advisory Agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any Advisory Agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. Shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in the Prospectus.

T. Rowe Price Associates, Inc. ("T. Rowe Price") is the Adviser to the T. Rowe Price Equity Income Portfolio. T. Rowe Price was incorporated in Maryland in 1947 as successor to the investment counseling business founded by the late Thomas Rowe Price, Jr., in 1937. As of December 31, 1996, T. Rowe Price and its affiliates managed more than $__ billion of assets. T. Rowe Price serves as investment manager to a variety of individual and institutional investor accounts, including limited and real estate partnerships and other mutual funds. Investment decisions with respect to the T. Rowe Price Equity Income Portfolio are made by an Investment Advisory Committee composed of the following members: Brian C. Rogers, Chairman, Thomas H. Broadus, Jr., Richard
P. Howard, and William J. Stromberg. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

Rowe Price-Fleming International, Inc. ("Price-Fleming") is the Adviser to the
T. Rowe Price International Stock Portfolio. Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). As of December 31, 1996, Price-Fleming managed the United States equivalent of approximately $___ billion. Flemings was incorporated in 1974 in the United Kingdom as successor to the business founded by Robert Fleming in 1873. Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, South Korea and Taiwan. The common stock of Price-Fleming is 50% owned by a wholly-owned subsidiary of T. Rowe Price, 25% by a subsidiary of Flemings and 25% by Jardine Fleming Group Limited ("Jardine Fleming"). (Half of Jardine Fleming is owned by Flemings and half by Jardine Matheson Holdings Limited.) T. Rowe Price has the right to elect a majority of the board of directors of Price-Fleming, and Flemings has the right to elect the remaining directors, one of whom will be nominated by Jardine Fleming.

Investment decisions with respect to the T. Rowe Price International Stock Portfolio are made by an investment advisory group composed of the following members: Martin G. Wade, Christopher D. Alderson, Peter B. Askew, Richard J. Bruce, Mark J. T. Edwards, John R. Ford, Robert C. Howe, James B. M. Seddon, Benedict R. F. Thomas and David J. L. Warren. Martin Wade joined Price-Fleming in 1979 and has 27 years of experience with the Fleming Group in research, client service and investment management. (Fleming Group includes Flemings and/or Jardine Fleming.) Christopher Alderson joined Price-Fleming in 1988 and has 10 years of experience with the Fleming Group in research and portfolio management. Peter Askew joined Price-Fleming in 1988 and has 21 years of experience managing multi-currency fixed income portfolios. Richard Bruce joined Price-Fleming in 1991 and has eight years of experience in investment management with the Fleming Group in Tokyo. Mark Edwards joined Price-Fleming in 1986 and has 15 years of experience in financial analysis. John Ford joined Price-Fleming in 1982 and has 16 years of experience with the Fleming Group in research and portfolio management. Robert Howe joined Price Fleming in 1986 and has 15 years of experience in economic research, company research and portfolio management. James Seddon joined Price-Fleming in 1987 and has nine years of experience in investment management. Benedict Thomas joined Price-Fleming in 1988 and has seven years of portfolio management experience. David Warren joined Price-Fleming in 1984 and has 16 years of experience in equity research, fixed income research and portfolio management.

Putnam Investment Management, Inc. ("Putnam Management") is the adviser to the EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolios and EQ Putnam Balanced Portfolio. Putnam Management has been managing mutual funds since 1937. As of December 31, 1996, Putnam Management and its affiliates managed more than $173 billion of assets. Putnam Management is a subsidiary of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Anthony I. Kreisel is responsible for the day to day management of the EQ Putnam Growth & Income Value Portfolio, which includes investment decisions made on behalf of the Portfolio. Mr. Kreisel has been employed by Putnam Management as an investment professional since 1986. Justin Scott is responsible for the day to day management of the EQ Putnam International Equity Portfolio, which includes investment decisions made on behalf of the Portfolio. Mr. Scott has been employed by Putnam Management as an investment professional since 1988. Ms. C. Beth Cotner and Messrs. Richard England, Manuael H. Weiss and David J. Santos are responsible for the day to day management of the EQ Putnam Investors Growth Portfolio, which includes investment decisions made on behalf of the Portfolio. Ms. Cotner has been employed by Putnam Management as an investment professional since 1995. Prior to 1995, Ms. Cotner was Executive Vice President of Kemper Financial Services. Mr. England has been employed by Putnam Management as an investment professional since December, 1992. Prior to December, 1992, Mr. England was an investment officer at Aetna Equity Investors. Mr. Weiss has been employed by Putnam Management as an investment professional since 1987. Mr. Santos has been employed by Putnam Management as an investment professional since 1988. Ms. Rosemary H. Thomses and Messrs. Edward P. Bousa and Kenneth J. Taubes are responsible for the day to day management of the EQ Putnam Balanced Portfolio, which includes investment decisions made on behalf of the Portfolio. Ms. Thomas has been employed by Putnam Management as an investment professional since 1986. Mr. Bousa has been employed by Putnam Management as an investment professional since October, 1992. Prior to October, 1992, Mr. Bousa was Vice President and Portfolio Manager at Fidelity Investments. Mr. Taubes has been employed by Putnam Management as an investment professional since 1991.

Massachusetts Financial Services Company ("MFS") is the adviser to the MFS Research Portfolio and the MFS Emerging Growth Companies Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 1996, MFS managed more than $52.1 billion on behalf of over 1.8 million investors accounts. MFS is a subsidiary of Sun Life of Canada (United States), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypotheken-und Weschsel-Bank AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. The MFS Research Portfolio and the MFS Emerging Growth Companies Portfolio is each currently managed by a committee comprised of various equity research analysts.

Morgan Stanley Asset Management Inc. ("MSAM") is the adviser to the Morgan Stanley Emerging Markets Equity Portfolio. MSAM conducts a worldwide investment management business, providing a broad range of portfolio management services to customers in the United States and abroad. MSAM is a wholly owned subsidiary of Morgan Stanley Group Inc., which is a publicly owned financial services corporation listed on the New York, London and Pacific stock exchanges. MSAM serves an investment adviser to numerous open-end and closed-end investment companies. As of December 31, 1996, MSAM, together with its affiliated asset management companies, had approximately $___ billion in assets under management and fiduciary care.

Madhave Dhar and Marianne L. Hay are responsible for the day to day management of the Morgan Stanley Emerging Markets Equity Portfolio, which includes investment decisions made on behalf of the Portfolio. Mr. Dhar is a Managing Director of MSAM and Morgan Stanley & Co. Incorporated ("Morgan Stanley") and a Director of the Morgan Stanley Emerging Markets Fund, Inc. He joined MSAM in 1984. Ms. Hay is a Managing Director of Morgan Stanley. She joined MSAM in June 1993. Prior to joining MSAM, she was a director of Martin Currie Investment Management, Ltd., where her responsibilities included geographic asset allocation and portfolio management for global and emerging markets funds.

Warburg, Pincus Counsellors, Inc. ("WPC") is the adviser to the Warburg Pincus Small Company Value Portfolio. WPC is a professional investment counselling firm that provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of December 31, 1996, WPC managed approximately $___ billion in assets. WPC, incorporated in 1970, is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Warburg G.P."), a New York general partnership. E.M. Warburg, Pincus & Co., Inc. ("EMW") controls WPC through its ownership of a class of voting preferred stock of WPC. Warburg G. P. has no business other than being a holding company of WPC and its subsidiaries.

George U. Wyper is responsible for the day to day management of the Warburg Pincus Small Company Value Portfolio, which includes investment decisions made on behalf of the Portfolio. Mr. Wyper is a managing director of EMW, which he joined in August, 1994. Before joining EMW, he was chief investment officer of White River Corporation and president of Hanover Advisors, Inc. from 1993 to August, 1994. Prior to that position, he was chief investment officer of Fund American Enterprises, Inc. from 1990 to 1993. Kyle F. Frey is associate portfolio manager and research analysts of the Portfolio. Mr. Frey has been with WPC since 1989.

Merrill Lynch Asset Management, L.P. ("MLAM") is the adviser to the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio. MLAM is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch Pierce, Fenner & Smith Incorporated. MLAM and its affiliates, act as the manager for more than 130 registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of December 31, 1996, the Adviser and its affiliates had a total of approximately $___._ billion in investment company and other portfolio assets under management.

Bryan N. Ison, Vice President of the Merrill Lynch Global Allocation Portfolio, is the Portfolio's portfolio manager. Mr. Ison has been a portfolio manager of the Portfolio since 1984 and a Vice President of MLAM since 1985. Mr. Ison has been primarily responsible for the day to day management of the Portfolio's portfolio since it commenced operations. Paul M. Hoffmann is a Vice President and the portfolio manager of the Merrill Lynch Basic Value Portfolio. Mr. Hoffmann has been a portfolio manager and a Vice President of MLAM since 1976. Mr. Hoffmann has been primarily responsible for the management of the Portfolio's securities portfolio since 1987.


THE ADMINISTRATOR

Pursuant to an agreement ("Mutual Funds Service Agreement"), Chase Global Funds Services Company (the "Administrator") assists the Manager in the performance of its administrative responsibilities to the Trust and provides the Trust with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. For these services, the Trust pays the Administrator a monthly fee at the annual rate of ___% of the average daily net assets of the Trust.



THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.


EXPENSE LIMITATION AGREEMENTS

In the interest of limiting expenses of the Portfolios, the Manager has entered into expense limitation agreements with the Trust ("Expense Limitation Agreements"), with respect to each Portfolio, pursuant to which the Manager has agreed to waive or limit its fees and total annual operating expenses (expressed as a percentage of the Portfolios' average daily net assets) to [____]%. The Portfolios may at a later date reimburse to the Manager the management fees waived or limited and other expenses paid by the Manager pursuant to the Expense Limitation Agreements provided the Portfolios have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed [____]%. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed [$__] million; (ii) the Portfolio's total annual expense ratio is less than [____]%; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


BROKERAGE PRACTICES

In selecting brokers and dealers, the Manager and each Adviser may consider research and brokerage services furnished to either company and their affiliates. Subject to seeking the most favorable price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers.


TRANSACTIONS WITH AFFILIATES


In December 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies security execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, the Trust may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. The Adviser to the T. Rowe Price International Stock and T. Rowe Price Equity Income Portfolios may execute portfolio transactions through certain affiliates of Robert Fleming Holdings Limited and Jardine Fleming Group Limited, which are persons indirectly related to the Adviser, acting as an agent in accordance with procedures established by the Trust's Board of Trustees. The Adviser to the Merrill Lynch Global Allocation Portfolio and Merrill Lynch Basic

Value Portfolio may execute portfolio transactions through certain affiliates of Merrill Lynch Asset Management, L.P.


The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or Advisers unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. In addition, the Trust will adhere to Section 11(a) of the 1934 Act and any applicable rules thereunder governing floor trading. The Trust has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.



                  DESCRIPTION OF THE TRUST AND TRUST'S SHARES


THE TRUST


The Trust is a registered open-end management investment company that was organized as a Delaware business trust on October 31, 1996. As of May 1, 1997, Equitable owned 100% of the shares of each Portfolio and through such ownership may be deemed a controlling person of each Portfolio. The Trust currently is divided into twelve portfolios, each of which has Class IA and Class IB shares. The Board of Trustees may establish additional portfolios and additional classes of shares.



CHARACTERISTICS OF TRUST'S SHARES


The Board of Trustees of the Trust has authority to issue an unlimited number of shares of beneficial interest, without par value. Each share of each class of a Portfolio shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Portfolio shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees of the Trust has determined that the matter affects only the interest of shareholders of one or more classes, in which case only the shareholders of such class or classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Portfolio if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Amended and Restated Declaration of Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management or advisory agreement.


Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements;
(d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments made to the distributor for the Class IB shares, pursuant to the distribution plan for the Class IB shares adopted pursuant to Rule 12b-1 under the 1940 Act.


PURCHASE AND REDEMPTION OF SHARES

EQ Financial Consultants, Inc., formerly Equico Securities, Inc., a wholly-owned subsidiary of Equitable, serves as distributor for the Trust's Class IA shares pursuant to a distribution agreement with the Trust. The Distributor's address is 1755 Broadway, New York, New York 10019. Class IA shares are offered and redeemed without a sales charge, at net asset value. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company investing in or redeeming from the Trust. Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on national business holidays.


All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto normally will be made within seven days after tenders. The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.



HOW ASSETS ARE VALUED

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows:

     o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.


     o Foreign securities not traded directly in the United States are valued at representative quoted prices in the currency of the country of origin. Foreign currency amounts are translated into United States dollars at the bid price last quoted by a composite list of major United States banks.


     o Short-term debt securities in the Portfolios which mature in 60 days or less are valued at amortized cost, which approximates market value.

     o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


Under current federal income tax law, the Trust believes that each Portfolio is entitled, and the Trust intends that each Portfolio shall qualify each year and elect, to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, a Portfolio will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its insurance company shareholders. Accordingly, each Portfolio intends to distribute all of its net investment income and net realized capital gains to its shareholders. An insurance company that is a shareholder of a Portfolio will generally not be taxed on distributions from that Portfolio. All dividend distributions will be reinvested in full and fractional shares of the Portfolio to which they relate.


Although the Trust intends that it and the Portfolios will be operated so that they will have no federal income or excise tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Portfolios incurring such liability will be adversely affected. In addition, Portfolios investing in foreign securities and currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolio.


In addition to meeting investment diversification rules applicable to regulated investment companies under Subchapter M of the Code, each Portfolio will also comply with the investment diversification requirements of Subchapter L of the Code. Were any Portfolio to fail to comply with those requirements, owners of Contracts (other than "pension plan contracts") funded through the Trust would be taxed immediately on the accumulated investment earnings under their Contracts and would thereby lose any benefit of tax deferral. Compliance is therefore carefully monitored by the Administrator and the Manager.


Certain additional tax information appears in the Statement of Additional Information.

For more information regarding the tax implications for owners of Contracts investing in the Trust, refer to the prospectuses for those Contracts.


                            PERFORMANCE INFORMATION

From time to time, the Trust may advertise the "average annual or cumulative total return" and may compare the performance of the Portfolios with that of other mutual funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of a Portfolio refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Portfolio at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Contracts. Performance figures will be given for the recent one, five and ten year periods and for the life of the Portfolio if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in a Portfolio for a specified period (again reflecting changes in Portfolio share prices and assuming reinvestment of Portfolio distributions). The methods used to calculate "average annual and cumulative total return" are described further in the Statement of Additional Information.

The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period. Such performance does not reflect fees and charges imposed under the Contracts, which fees and charges will reduce such performance figures; therefore, these figures may be of limited use for comparative purposes. No Portfolio will use information concerning its investment performance in advertisements or sales materials unless appropriate information concerning the relevant separate account is also included.


                       PRIOR PERFORMANCE OF EACH ADVISER


The following table provides information concerning the historical performance of another registered investment company managed by each Adviser, that has investment objectives, policies, strategies and risks substantially similar to those of its respective Portfolio(s) of the Trust. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices and does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser.

Each Adviser's performance data shown below for the [name of other fund] was calculated in accordance with standards proscribed by the SEC for the calculation of average annual total return information for registered investment companies. Share prices and investment returns will fluctuate reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

In the table below, the only account that is included is another registered investment company, i.e., [name of other fund] that is managed by the Adviser. However, such other investment company may be subject to different expenses than the Portfolios.

The investment results of [name of other fund] presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Portfolios or an individual investor investing in such Portfolios.


                               NAME OF PORTFOLIO


                                            [NAME OF             [S&P 500
           YEAR                          OTHER FUND1, 2]          INDEX3]

        One Year4

       Three Years4

       Five Years4

     Since inception4

-------------------------


[1 Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.]

[2 The expense ratio of [name of fund] was capped at ____% for the period __________ to __________ (reflecting annualized reimbursement of expenses of ____%). Thereafter the expense ratio declined from _____% to ____%, reflecting, in general, economies of scale associated with an increase in assets under management. The expense ratio of the [name of fund] is capped at ____% through December 31, 1996.]


[3 The S&P 500 Index ("Index") is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.]


[4   Through December 31, 1996.]

                             SUBJECT TO COMPLETION

                      PRELIMINARY PROSPECTUS DATED , 1997



                               EQ ADVISORS TRUST
                               787 SEVENTH AVENUE
                            NEW YORK, NEW YORK 10019


EQ Advisors Trust ("Trust") is a open-end management investment company, that offers a selection of professionally managed investment portfolios ("Portfolios"). Each Portfolio has its own investment objective and policies that are designed to meet different investment goals.

This Prospectus describes the following twelve Portfolios currently offered by the Trust.

     *    T. Rowe Price International Stock Portfolio
     *    T. Rowe Price Equity Income Portfolio
     *    EQ Putnam Growth & Income Value Portfolio
     *    EQ Putnam International Equity Portfolio
     *    EQ Putnam Investors Growth Portfolio
     *    EQ Putnam Balanced Portfolio
     *    MFS Research Portfolio
     *    MFS Emerging Growth Companies Portfolio
     *    Morgan Stanley Emerging Markets Equity Portfolio
     *    Warburg Pincus Small Company Value Portfolio
     *    Merrill Lynch Global Allocation Portfolio
     *    Merrill Lynch Basic Value Portfolio

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares, offered pursuant to another prospectus, and Class IB shares offered hereby.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THE TRUST'S REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE TRUST'S REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

This Prospectus sets forth concisely the information about the Trust and the Portfolios that a prospective investor should know before investing. Please read the Prospectus and retain it for future reference. Additional information contained in a Statement of Additional Information also dated __________, 1997 has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to the Trust at the address noted above or calling 1-800-__________. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   THE TRUST

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). As a "series" type of mutual fund, the Trust issues shares of beneficial interest that are currently divided among twelve Portfolios. Each Portfolio is a separate series of the Trust with its own objective and policies. All of the Portfolios, except for the Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio, are diversified for 1940 Act purposes. The Trustees of the Trust may establish additional Portfolios at any time.

Each Portfolio is managed by EQ Financial Consultants, Inc. ("Manager") which directs the day to day operations of each Portfolio. Rowe Price-Fleming International, Inc., T. Rowe Price Associates, Inc., Putnam Investment Management, Inc., Massachusetts Financial Services Company, Morgan Stanley Asset Management, Inc., Warburg, Pincus Counsellors, Inc., and Merrill Lynch Asset Management, L.P. serve as the advisers (each an "Adviser" and, together the "Advisers") to one or more of the Portfolios, as detailed in the table below.

       PORTFOLIO                                        ADVISER


T. Rowe Price International Stock        Rowe Price-Fleming International, Inc.
Portfolio

T. Rowe Price Equity Income              T. Rowe Price Associates, Inc.
Portfolio

EQ Putnam Growth & Income Value          Putnam Investment Management, Inc.
Portfolio

EQ Putnam International Equity           Putnam Investment Management,
Portfolio

EQ Putnam Investors Growth Portfolio     Putnam Investment Management, Inc.


EQ Putnam Balanced Portfolio             Putnam Investment Management, Inc.


MFS Research Portfolio                   Massachusetts Financial Services
                                         Company

MFS Emerging Growth Companies            Massachusetts Financial Services
Portfolio                                Company

Morgan Stanley Emerging Markets          Morgan Stanley Asset Management Inc.
Equity Portfolio

Warburg Pincus Small Value               Warburg, Pincus Counsellors, Inc.
Portfolio

Merrill Lynch Global Allocation          Merrill Lynch Asset Management, L.P.
Portfolio

Merrill Lynch Basic Value Portfolio      Merrill Lynch Asset Management, L.P.




The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. Equitable Distributors, Inc. ("Distributor") serves as the distributor for the Class IB shares of the Trust offered by this Prospectus. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, the "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable"). Both classes of shares are offered and redeemed at their net asset value without the imposition of any sales load.

Class IA shares are offered pursuant to another prospectus and are subject to the same expenses as the Class IB shares, but unlike the Class IB shares they are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Inquiries regarding Class IA shares should be addressed to Equitable, at 1290 Avenue of the Americas, New York, NY 10104 (Attention: ____________).



                       INVESTMENT OBJECTIVES AND POLICIES

The following is a brief description of the investment objectives and policies of each of the Portfolios. All of the objectives and policies of each Portfolio, unless otherwise noted, are not fundamental and may be changed by the Board of Trustees of the Trust without the approval of shareholders. Certain investment strategies and instruments discussed below are described in greater detail in the Statement of Additional Information. Because of the uncertainty inherent in all investments, there can be no assurance that the Portfolios will be able to achieve their respective investment objectives.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO


The investment objective of the T. Rowe Price International Stock Portfolio is to seek long-term growth of capital through investment primarily in common stocks of established non-United States companies. The Adviser intends to invest substantially all of the Portfolio's assets outside the United States and to diversify broadly among countries throughout the world--developed, newly industrialized and emerging--by having at least five different countries represented in the Portfolio. The Portfolio may invest in countries of the Far East and Europe as well as South Africa, Australia, Canada, and other areas (including developing countries). No more than 20% of the Portfolio's net assets will be invested in securities of issuers located in any one country with the exception of issuers located in Australia, Canada, France, Japan, the United Kingdom or Germany (where the investment limitation is 35%). In determining the appropriate distribution of investments among various countries and geographic regions, the Adviser ordinarily considers the following factors: prospects for relative economic growth between foreign countries; expected levels of inflation; government policies influencing business conditions; the outlook for currency relationships; and the range of individual investment opportunities available to international investors.

The Portfolio expects to invest substantially all of its assets in common stocks. However, the Portfolio may also invest in a variety of other equity-related securities (such as preferred stocks, warrants and convertible securities) as well as corporate and governmental debt securities, when considered consistent with the Portfolio's investment objective and program. The Portfolio may also invest in certain foreign investment portfolios or trusts commonly referred to as passive foreign investment companies. These entities have been authorized by the governments of certain countries specifically to permit foreign investment in securities of companies listed or traded on the stock exchanges in those countries. The Portfolio may also engage in a variety of investment management practices such as buying and selling options and futures contracts and engaging in foreign currency exchange contracts and may invest up to 10% of its total assets in hybrid instruments, which are a type of high-risk instrument that can combine the characteristics of securities, futures contracts and options.


Under normal conditions, the Portfolio's investment in securities other than common stocks is limited to no more than 35% of its total assets. However, for temporary defensive purposes, the Portfolio may invest all or a significant portion of its assets in United States government securities and corporate debt obligations. The Portfolio will not purchase any debt security which, at the time of purchase, is rated below investment grade by a nationally recognized statistical rating organization ("NRSRO"). This restriction would not prevent the Portfolio from retaining a security downgraded to below investment grade after purchase. In addition, the Portfolio may invest without limitation in high-quality United States and foreign dollar-denominated money market securities for temporary defensive purposes or to meet redemption requests.


In analyzing companies for investment, the Adviser uses a "bottom up" approach. A company's prospects for achieving and sustaining above-average, long-term earnings growth is generally the Adviser's primary focus. However the Adviser also considers certain other factors in making its investment decisions, including: above-average earnings growth per share; high return on invested capital; healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research, product development and marketing; efficient service; pricing flexibility; strength of management; and general operating characteristics that should enable the companies to compete successfully in their market place. While current dividend income is not a prerequisite in the selection of portfolio companies, the companies in which the Portfolio invests normally will have a record of paying dividends, and will generally be expected to increase the amounts of such dividends in future years as earnings increase. It is expected that the Portfolio's investments will ordinarily be made on exchanges located at least in the respective countries in which the various issuers of such securities are principally based.


Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, hybrid instruments, foreign securities, foreign currency transactions, passive foreign investment companies, United States Government securities, convertible securities, borrowings, derivatives, investment grade fixed-income securities, securities loans and illiquid securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.



T. ROWE PRICE EQUITY INCOME PORTFOLIO

The investment objective of the T. Rowe Price Equity Income Portfolio is to seek to provide substantial dividend income and also capital appreciation by investing primarily in dividend-paying common stocks of established companies. In pursuing its objective, the Portfolio emphasizes companies with favorable prospects for increasing dividend income and capital appreciation. Over time, the income component (dividends and interest earned) of the Portfolio's investments is expected to be a significant contributor to the Portfolio's total return. The Portfolio's yield is expected to be significantly above that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"). Total return will consist primarily of dividend income and secondarily of capital appreciation (or depreciation).

The investment program of the Portfolio is based on several premises. First, the Adviser believes that over time, dividend income can account for a significant component of the total return from equity investments. Second, dividends are normally a more stable and predictable source of return than capital appreciation. While the price of a company's stock generally increases or decreases in response to short-term earnings and market fluctuations, its dividends are generally less volatile. Finally, the Adviser believes that stocks that distribute a high level of current income tend to have less price volatility than those that pay below average dividends.

Under normal circumstances, the Portfolio will invest at least 65% of its total assets in income-producing common stocks of established companies paying above-average dividends. The Adviser uses a "value" approach and invests in common stocks and other equities-related securities it believes are temporarily undervalued by various measures, such as price/earnings ratios. The Portfolio's investments will generally be made in companies that share some of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500; low price/earnings ratios relative to the S&P 500; sound balance sheets and other financial characteristics; and low stock price relative to company's underlying value as measured by assets, earnings, cash flow or business franchises.


Although the Portfolio will invest primarily in United States common stocks, it may also purchase other types of securities (for example, foreign securities, preferred stocks, convertible securities and warrants) when considered consistent with the Portfolio's investment objective and program. The Portfolio may invest up to 25% of its total assets in foreign securities. These include non-dollar denominated securities traded outside the United States and dollar-denominated securities traded in the United States (such as American Depositary Receipts ("ADRs"). Such investments increase a portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities.


The Portfolio may also engage in a variety of investment practices, such as buying and selling options and futures contracts and engaging in foreign currency exchange transactions. In addition, the Portfolio may invest up to 10% of its total assets in hybrid instruments.

The Portfolio may also invest a portion of its assets in United States government securities and high-quality United States and foreign dollar-denominated money market securities (i.e., within the two highest rating categories assigned by a NRSRO) including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements. For temporary defensive purposes or to meet redemption requests, the Portfolio may invest without limitation in such securities.

The Portfolio may also invest in debt securities of any type including municipal securities, without regard to quality or rating. Such securities would be purchased in companies that meet the investment criteria for the Portfolio. The price of a bond generally fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise. The Portfolio, however, will not invest more than 10% of its total assets in securities rated below investment grade (commonly known as "junk bonds").


Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, convertible securities, borrowings, foreign securities, repurchase agreements, derivatives, United States government securities, securities loans, foreign currency transactions, illiquid securities and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.




EQ PUTNAM GROWTH & INCOME VALUE PORTFOLIO

The investment objective of the EQ Putnam Growth & Income Value Portfolio is capital growth. Current income is a secondary objective. The Adviser intends to invest primarily in common stocks that offer potential for capital growth and may, consistent with the Portfolio's investment objective, invest in common stocks that offer potential for current income. The Portfolio may also purchase corporate bonds, notes and debentures, preferred stocks and convertible securities (which include both debt securities and preferred stocks). The types of securities held by the Portfolio may vary from time to time in light of the Portfolio's investment objective, changes in interest rates, and economic and other factors.

In analyzing companies for investment, the Adviser will seek to identify companies whose securities are significantly undervalued in relation to their underlying asset values or earnings potential.

At times, the Adviser may judge that conditions in the securities markets may make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of the Portfolio's shareholders. At such times, the Adviser may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest without limit in debt securities or preferred stocks, or may invest in any other securities the Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Adviser will use these alternative defensive strategies.

The Portfolio may invest up to 20% of its total assets in foreign securities. The Portfolio may also purchase Eurodollar certificates of deposit (i.e., short-term time deposits issued by European banks) without regard to this 20% limit. Such investments increase the Portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities.

In addition, the Portfolio may also invest a portion of its assets in United States government securities and high-quality United States and foreign dollar-denominated money market securities (i.e., within the two highest rating categories assigned by a NRSRO) including certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements. For temporary defensive purposes or to meet redemption requests, the Portfolio may invest without limitation in such securities.

The Portfolio may also invest in investment grade debt securities and may invest a portion of its total assets in debt securities rated below investment grade (commonly known as "junk bonds"). The price of a bond generally fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise.

The Portfolio may also engage in a variety of investment management practices such as buying and selling options and futures contracts and engaging in foreign currency exchange contracts.


Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, foreign securities, securities loans, convertible securities, borrowings, repurchase agreements, illiquid securities, forward commitments, zero-coupon bonds, derivatives, United States Government securities, foreign currency transactions, passive foreign investment companies, payment-in-kind bonds, and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.


EQ PUTNAM INTERNATIONAL EQUITY PORTFOLIO


The investment objective of the EQ Putnam International Equity Portfolio is capital appreciation. The Portfolio is designed for investors seeking capital appreciation primarily through a diversified portfolio of equity securities of companies located outside the United States. Such equity securities normally will include common stocks, preferred stocks, securities convertible into common or preferred stocks, and warrants. The Portfolio may also invest to a lesser extent in debt securities and other types of investments if the Adviser believes that purchasing them would help to achieve the Portfolio's objective. The Portfolio may hold a portion of its assets in cash or money market instruments. The Portfolio may also engage in a variety of investment management practices such as buying and selling options and futures contracts and engaging in foreign currency exchange contracts.


Under normal circumstances the Portfolio will invest at least 65% of its assets in issuers located in at least three different countries outside the United States. The Portfolio will consider an issuer to be located outside the United States if (i) the issuer is organized under the laws of a country outside the United States. The Portfolio may invest in securities of issuers in emerging markets, as well as more developed markets. Investing in securities of issuers in emerging markets generally involves more risks than investing in securities of issuers in developed markets.


The Adviser believes that the securities markets of many countries move relatively independently of one another because business cycles and other economic or political events that influence one country's securities markets may have little effect on securities markets in other countries. By investing in a diversified portfolio of securities of issuers located in different foreign countries, the Adviser attempts to reduce the risks associated with being invested in the securities of issuers within the economy of only one country. Countries that the Adviser believes offer attractive opportunities for investment may change from time to time.

The Portfolio will not limit its investments to any particular type of company. The Portfolio may invest in companies, large or small, whose earnings are believed by the Adviser to be in a relatively strong growth trend or it may invest in companies that are not expected to experience significant further growth but whose market value per share is considered by the Adviser to be undervalued. The Portfolio also may invest in small and relatively less well-known companies that meet these characteristics.

At times, the Adviser may believe that conditions in the international securities markets may make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of its shareholders. At such times, the Portfolio may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest, without limitation, in securities of any kind, including securities traded primarily in United States markets and in cash and money market instruments. It is impossible to predict when, or for how long, the Portfolio will use these alternative strategies.


Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, borrowings, derivatives, repurchase agreements, futures contracts, foreign securities, forward commitments, foreign currency transactions, securities loans, and illiquid securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

EQ PUTNAM INVESTORS GROWTH PORTFOLIO

The investment objective of the EQ Putnam Investors Growth Portfolio is long-term growth of capital and any increased income that results from this growth. The Adviser intends to invest primarily in common stocks in view of the Adviser's belief that equity ownership affords the best opportunity for capital growth over the long term. The Portfolio may also purchase convertible bonds, convertible preferred stocks, preferred stocks and debt securities if the Adviser believes that they will help to achieve the Portfolio's objective. In addition, the Portfolio may hold a portion of its assets in cash or money market instruments.

In analyzing potential investments, the Adviser considers three main factors:
(i) the general outlook of the economy; (ii) a study of various industries to determine those with the best possibilities for long-term growth; and (iii) a detailed study of what appear to be the most promising individual companies. In evaluating individual companies, the Adviser gives more weight to growth potential characteristics than to dividend income. In particular, the Adviser believes that evaluating a company's probable future earnings, dividends, financial strength, working assets and competitive position may be more profitable in the long run than seeking current dividend income.

Although the Portfolio's investments are not limited to any particular type of company, the Adviser currently expects that the Portfolio will invest a substantial portion of its assets in common stocks of companies with equity market capitalizations of more than $1 billion. The Portfolio may also invest in small to medium-sized companies having a proprietary product or profitable market niche and the potential to grow very rapidly. The Adviser believes that such small to medium-sized companies may present greater opportunities for capital appreciation because of their high potential earnings growth, but also may involve greater risk.

At times, the Adviser may judge that conditions in the securities markets may make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of the Portfolio's shareholders. At such times, the Adviser may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest, without limit, in debt securities, preferred stocks, United States government and agency obligations, cash or money market instruments, or may invest in any other securities the Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Adviser will use these alternative defensive strategies.

The Portfolio may invest up to 20% of its total assets in foreign securities. The Portfolio may also purchase Eurodollar certificates of deposit (i.e., short-term time deposits issued by European banks) without regard to this 20% limit. Such investments increase the Portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities.

The Portfolio may also engage in a variety of investment management practices such as buying and selling options and futures contracts and entering into foreign currency exchange contracts.

Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, borrowings, futures contracts, foreign securities, foreign currency transactions, securities loans, illiquid securities, derivatives, repurchase agreements and forward commitments) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.


EQ PUTNAM BALANCED PORTFOLIO

The investment objective of the EQ Putnam Balanced Portfolio is to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds that will produce both capital growth and current income. In seeking its objective, the Portfolio may invest in almost any type of security or negotiable instrument, including cash or money market instruments. While the proportion invested in each type of security is not fixed, ordinarily the Adviser will invest no more than 75% of the Portfolio's assets in common stocks and conversion rights with respect to convertible securities. The Adviser may, however, invest more than 75% of the Portfolio's assets in such securities if it determines that unusual market or economic conditions make it appropriate to do so.

The Portfolio may also invest in debt securities, including lower-rated debt securities (commonly referred to as "junk bonds"). The Portfolio will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser will consider such reduction in its determination of whether the Portfolio should continue to hold the security.

At times, the Adviser may judge that conditions in the securities markets may make pursuing the Portfolio's basic investment strategy inconsistent with the best interests of the Portfolio's shareholders. At such times, the Adviser may temporarily use alternative strategies that are primarily designed to reduce fluctuations in the value of the Portfolio's assets. In implementing these defensive strategies, the Portfolio may invest without limit in debt securities, preferred stocks, United States government and agency obligations, cash or money market instruments, or may invest in any other securities the Adviser considers consistent with such defensive strategies. It is impossible to predict when, or for how long, the Adviser will use these alternative defensive strategies.

The Portfolio may invest up to 20% of its total assets in foreign securities. The Portfolio may also purchase Eurodollar certificates of deposit (i.e., short-term time deposits issued by European banks) without regard to this 20% limit. Such investments increase the Portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing in domestic securities.

Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, foreign securities, securities loans, illiquid securities, zero-coupon bonds, investment grade and lower quality fixed-income securities, payment-in-kind bonds, derivatives, foreign currency transactions, repurchase agreements, forward commitments and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.



MFS RESEARCH PORTFOLIO

The investment objective of the MFS Research Portfolio is to provide long-term growth of capital and future income. In pursuing its objective, the Portfolio invests a substantial portion of its assets in the common stock or securities convertible into common stock of companies believed by the Adviser to possess better than average prospects for long-term growth. A smaller proportion of the assets of the Portfolio may be invested in bonds, short-term debt obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income securities, the Adviser emphasizes progressive, well-managed companies.


The portfolio securities of the Portfolio are selected by a committee of investment research analysts. This committee includes investment analysts employed not only by the Adviser but also by MFS International (U.K.) Limited, a wholly-owned subsidiary of the Adviser. The Portfolio's assets are allocated among industries by the analysts acting together as a group. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Portfolio's investment objective within their assigned industry responsibility.

To the extent that such investments comply with the Portfolio's investment objective, the Portfolio may invest up to 20% of its total assets in foreign securities, including those in emerging markets. These securities include non-United States dollar-denominated securities traded outside the United States and dollar-denominated securities traded in the United States (such as ADRs). Such foreign investments increase a portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing exclusively in domestic securities.


The Portfolio may invest in investment grade debt securities and may invest up to 10% of its total assets in securities rated below investment grade (commonly known as "junk bonds"). The price of a bond generally fluctuates with changes in interest rates, rising when interest rates fall and falling when interest rates rise.


Certain investment strategies and practices which may be employed by the Portfolio (such as foreign securities, convertible securities, borrowings, repurchase agreements, securities loans, illiquid securities and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.



MFS EMERGING GROWTH COMPANIES PORTFOLIO

The investment objective of the MFS Emerging Growth Companies Portfolio is to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective. In pursuing its objective, the Portfolio invests primarily (i.e., at least 80% of its assets under normal circumstances) in common stocks of emerging growth companies that the Adviser believes are early in their life cycle but which have the potential to become major enterprises. Such emerging growth companies generally are expected to:
(i) show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation; and (ii) have the products, technologies, management and market and other opportunities that are usually necessary to become more widely recognized as growth companies.

Emerging growth companies can be of any size and the Portfolio may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in customer demand, or basic changes in the economic environment. Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources and may be more dependent on one-person management. In addition, there may be less research available on many promising small or medium-sized emerging growth companies, making it more difficult both to identify and to analyze such companies. Moreover, the securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than the securities of larger, more established companies.

While the Portfolio may invest primarily in common stocks, the Portfolio may, to a limited extent, seek long-term growth in other types of securities such as convertible securities and warrants. To the extent that such investments comply with the Portfolio's investment objective, the Portfolio may invest up to 25% of its total assets in foreign securities, including those in emerging markets. These securities include non-United States dollar-denominated securities traded outside the United States and dollar-denominated securities traded in the United States (such as ADRs). Such foreign investments increase a portfolio's diversification and may enhance return, but they may represent a greater degree of risk than investing exclusively in domestic securities. The Portfolio may also invest in debt securities and hold cash and cash equivalents. In addition, the Portfolio may invest in lower-rated debt securities (commonly referred to as "junk bonds").

The Portfolio is aggressively managed and, therefore, the value of its shares is subject to greater fluctuation and investment in its shares generally involves a higher degree of risk than would be the case with an investment in a conservative equity or growth fund investing entirely in proven growth companies.

Certain investment strategies and practices which may be employed by the Portfolio (such as foreign securities, repurchase agreements, loan participations, derivatives, United States Government securities, securities loans, forward commitments, asset-backed securities, borrowings, options, futures contracts, convertible securities, foreign currency transactions, illiquid securities and investment grade and lower quality fixed-income securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

MORGAN STANLEY EMERGING MARKETS EQUITY PORTFOLIO

The investment objective of the Morgan Stanley Emerging Markets Equity Portfolio is long-term capital appreciation by investing primarily in equity securities of emerging market country issuers. In pursuing its investment objective, the Adviser focuses on issuers in emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated.

Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in emerging market country equity securities, including common stocks, preferred stocks, convertible securities, rights and warrants to purchase common stocks, depository receipts and other equity securities of emerging market country issuers.

For these purposes, an emerging market country security is a security issued by a company that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis, it derives 50% or more of its revenue from either goods produced, sales made or services performed in emerging markets countries, or (iii) it is organized under the laws of, and has a principal office in, an emerging market country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies.

The Portfolio intends to invest primarily in some or all of the following emerging market countries: Argentina, Botswana, Brazil, Chile, China, Colombia, Greece, Hong Kong, Hungary, India, Indonesia, Jamaica, Jordan, Kenya, Malaysia, Mexico, Nigeria, Pakistan, Peru, Philippines, Poland, Portugal, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and Zimbabwe. As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging market countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to United States dollars, unless: (i) the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantees to protect such investment against loss of that currency's external value, or
(ii) the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantees would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio. Currently, investing in many emerging market countries is not feasible or may involve unacceptable political risks.

In selecting industries and particular issuers, the Adviser will analyze assets, revenues and earnings of an issuer and, with respect to particular countries, evaluate costs of labor and raw materials, access to technology, export of products and government regulation. Although the Portfolio seeks to invest in larger companies, it may invest in small and medium-size companies that, in the Adviser's view, have potential for growth.

The Portfolio may also invest in fixed-income securities denominated in the currency of an emerging market country or issued or guaranteed by an emerging market country company or the government of an emerging market country. In addition, the Portfolio may invest in equity or fixed-income securities of corporate or governmental issuers located in industrialized countries, foreign currency and investment funds (i.e., funds specifically authorized to invest in companies of a particular emerging market country). The Portfolio may also invest in debt securities issued or guaranteed by international organizations designed or supported by multiple governmental entities to promote economic reconstruction or development such as the International Bank for Reconstruction and Development (i.e., the World Bank). The Portfolio may invest up to 10% of its total assets (measured at the time of investment) in fixed-income securities that are not investment grade securities (commonly referred to as "junk bonds").

For temporary defensive purposes, the Portfolio may invest less than 65% of its assets in equity securities of emerging market countries in which case the Portfolio may invest in other equity securities or fixed income securities. Moreover, the Portfolio may invest without limitation in high-quality money market instruments.

The value of the Portfolio's investments and the income they generate will vary from day to day and generally reflect market conditions, interest rates, and other company, political, or economic news both in the United States and abroad. In the short-term, stock prices can fluctuate dramatically in response to these factors. Over time, however, stocks have shown greater growth potential than other types of securities. The prices of fixed-income securities also fluctuate and generally move in the opposite direction from interest rates.

The Portfolio is a non-diversified portfolio under the 1940 Act, which means that it may invest a greater proportion of its assets in the securities of a small number of issuers than a diversified investment company. In this regard, the Portfolio is not subject to the general limitation that it not invest more than 5% of its total assets in the securities of a single issuer. As a result, because the Portfolio is permitted greater flexibility to invest its assets in the obligations of a single issuer it is exposed to increased risk of loss if such an investment underperforms expectations. However, the Portfolio intends to limit its investments so as to comply with diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as "regulated investment company." The Portfolio spreads investment risk by limiting its holdings in any one company or industry. Nevertheless, the Portfolio will experience price volatility, the extent of which will be affected by the types of securities and techniques the Portfolio uses. The Adviser may use various investment techniques to hedge risks, including derivatives, but there is no guarantee that these strategies will work as intended.

Certain investment strategies and practices which may be employed by the Portfolio (such as the purchase and sale of options, futures contracts, United States Government securities, illiquid securities, foreign securities, securities loans, borrowings, payment-in-kind bonds, passive foreign investment companies, derivatives, convertible securities, zero coupon bonds, investment grade and lower quality fixed-income securities, mortgage-backed securities, forward commitments, stripped mortgage-backed securities, collateralized mortgage obligations, asset- backed securities, floaters, inverse floaters, foreign currency transactions, loan participations, repurchase agreements, structured notes and swaps) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.

WARBURG PINCUS SMALL COMPANY VALUE PORTFOLIO.


The investment objective of the Warburg Pincus Small Company Value Portfolio is to seek long-term capital appreciation. The Portfolio is a diversified management investment company that pursues its investment objective by investing primarily in a portfolio of equity securities of small capitalization companies (i.e., companies having market capitalizations of $1 billion or less at the time of initial purchase) that the Adviser considers to be relatively undervalued. Current income is a secondary consideration in selecting portfolio investments.

Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stock, preferred stocks, debt securities convertible into common stocks, warrants and other rights of small companies.

The Adviser will determine whether a company is undervalued based on a variety of measures, including: price/earnings ratio, price/book ratio, price/cash flow ratio, earnings growth and debt/capital ratio. Other relevant factors, including a company's asset value, franchise value and quality of management, will also be considered. The Portfolio will invest primarily in companies whose securities are traded on United States stock exchanges or in the United States over-the-counter market, but it may invest up to 20% of its total assets in foreign securities.

The Portfolio may also invest up to 20% of its total assets in investment grade securities (other than money market obligations) that are not convertible into common stock for the purpose of seeking capital appreciation. The Portfolio may also hold debt securities that are not investment grade securities (commonly referred to as "junk bonds"). The interest income to be derived may be considered as one factor in selecting debt securities by the Adviser.

The Portfolio is authorized to invest, under normal market conditions, up to 20% of its total assets in domestic and foreign short-term (one year or less remaining to maturity) and medium-term (five years of less remaining to maturity) money market obligations. For temporary defensive purposes, the Portfolio may invest in these securities without limit. These instruments consist of: obligations issued or guaranteed by the United States Government or a foreign government, their agencies or instrumentalities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loans and similar institutions) that are high-quality investments or, if unrated, deemed by the Adviser to be high-quality investments; commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody's or the equivalent from another NRSRO or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories by any NRSRO; and repurchase agreements with respect to the foregoing.

When the Adviser believes that a defensive posture is warranted, the Portfolio may invest temporarily, without limit, in investment grade debt obligations and in domestic and foreign money market instruments, including repurchase agreements.

Certain investment strategies and practices which may be employed by the Portfolio (such as foreign securities, repurchase agreements, borrowings, options, futures contracts, foreign currency transactions, United States Government securities, short sales against the box, convertible securities, investment grade and lower-quality fixed-income securities, and illiquid securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.


MERRILL LYNCH GLOBAL ALLOCATION PORTFOLIO

The investment objective of the Merrill Lynch Global Allocation Portfolio is to seek a high total investment return, consistent with prudent risk, through a fully-managed investment policy utilizing United States and foreign equity, debt and money market securities the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return is the aggregate of capital value changes and income. The Portfolio may employ a variety of instruments and techniques to enhance income and to hedge against market and currency risk.

The Portfolio will invest in a portfolio of United States and foreign equity, debt and money market securities. The composition of the portfolio among these securities and capital markets will be varied from time to time by the Adviser, in response to changing market and economic trends. This fully managed investment approach provides the Portfolio with the opportunity to benefit from anticipated shifts in the relative performance of different types of securities and different capital markets. For example, at times the Portfolio may emphasize investments in equity securities in anticipation of significant advances in stock markets and at times may emphasize debt securities in anticipation of significant declines in interest rates. Similarly, the Portfolio may emphasize foreign markets in its security selection when such markets are expected to outperform, in United States dollar terms, the United States markets. The Portfolio will seek to identify longer-term structural or cyclical changes in the various economies and markets of the world which are expected to benefit certain capital markets and certain securities in those markets to a greater extent than other investment opportunities.

In determining the allocation of assets among capital markets, the Adviser will consider, among other factors, the relative valuation, condition and growth potential of the various economies, including current and anticipated changes in the rates of economic growth, rates of inflation, corporate profits, capital reinvestment, resources, self-sufficiency, balance of payments, governmental deficits or surpluses and other pertinent financial, social and political factors which may affect such markets. In allocating among equity, debt and money market securities within each market, the Adviser also will consider the relative opportunity for capital appreciation rates paid on debt securities of various maturities.

In selecting securities denominated in foreign currencies, the Adviser will consider, among other factors, the effect of movement in currency exchange rates on the United States dollar value of such securities. An increase in the value of a currency will increase the total return to the Portfolio of securities denominated in such currency. Conversely, a decline in the value of the currency will reduce the total return. The Adviser may seek to hedge all or a portion of the Portfolio's use of foreign securities through the use of forward foreign currency exchange contracts, currency options, futures contracts and options thereon.

While there are no prescribed limits on the geographical allocation of the Portfolio's assets, the Adviser anticipates that it will invest primarily in the securities of corporate and governmental issuers domiciled or located in North and South America, Western Europe and the Far East. In addition, the Adviser anticipates that a portion of the Portfolio's assets normally will be invested in the United States securities markets and the other major capital markets. Under normal conditions, the Portfolio's investments will be denominated in at least three currencies or multinational currency units. However, the Portfolio reserves the right to invest substantially all of its assets in United States markets or United States dollar-denominated obligations when the Adviser believes market conditions warrant such investment.

Similarly, there are no prescribed limits on the allocation of the Portfolio's assets among equity, debt and money market securities. Therefore, at any given time, the Portfolio's assets may be primarily invested in equity, debt or money market securities or in any combination thereof. However, the Adviser anticipates that the Portfolio's securities portfolio generally will include both equity and debt securities.

Within the portion of the Portfolio's securities portfolio allocated to equity securities, the Adviser will seek to identify the securities of companies and industry sectors which are expected to provide high total return relative to alternative equity investments. The Portfolio generally will seek to invest in securities the Adviser believes to be undervalued. Undervalued issues include securities selling at a discount from the price-to-book value ratios and price/earnings rations computed with respect to the relevant stock market averages. The Portfolio may also consider as undervalued, securities selling at a discount from their historic price-to-book value or price/earnings rations, even though these ratios may be above the ratios for the stock market averages. Securities offering dividend yields higher than the yields for the relevant stock market averages or higher than such securities' historic yield may also be considered to be undervalued. The Portfolio may also invest in the securities of small and emerging growth companies when such companies are expected to provide a higher total return than other equity investments. Such companies are characterized by rapid historical growth rates, above-average returns on equity or special investment value in terms of their products or services, research capabilities or other unique attributes. The Adviser will seek to identify small and emerging growth companies that possess superior management, marketing ability, research and product development skills and sound balance sheets. Investment in the securities of small and emerging growth companies involves greater risk than investment in larger, more established companies. Such risks include the fact that securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. Also, these companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

Within the portion of the Portfolio's securities portfolio allocated to debt securities, the Portfolio may invest in debt securities issued or guaranteed by international organizations designed or supported by multiple governmental entities to promote economic reconstruction or development such as the International Bank for Reconstruction and Development (i.e., the World Bank). In addition, the Portfolio may invest in United States Government securities, which include: (i) United States Treasury obligations (bills, notes and bonds), all of which are backed by the full faith and credit of the United States; and (ii) obligations issued or guaranteed by United States Government agencies or instrumentalities. The Portfolio is also authorized to invest in investment grade debt securities of governmental issuers and corporate issuers as well as fixed income securities of such issuers rated below investment grade by an NRSRO. The Portfolio will invest no more than 35% of its assets in high yielding securities rated below investment grade (commonly referred to as "junk bonds"). The average maturity of the Portfolio's debt securities will vary based on the Adviser's assessment of pertinent economic market conditions.

The Portfolio is non-diversified for the 1940 Act purposes and as such may invest a larger percentage of its assets in individual issuers than a diversified investment company. In this regard, the Portfolio is not subject to the general limitation that it not invest more than 5% of its total assets in the securities of any one issuer. To the extent the Portfolio makes investments in excess of 5% of its assets in a particular issuer, its exposure to credit and market risks associated with that issuer is increased. However, the Portfolio's investments will be limited so as to qualify for the special tax treatment afforded "regulated investment companies" under the Code.

Certain investment strategies and instruments which may be employed by the Portfolio (such as the purchase and sale of options, investment grade and lower quality fixed-income securities, floaters, inverse floaters, futures contracts, foreign securities, precious metal related securities, real estate related securities, United States Government securities, convertible securities, borrowings, mortgage-backed securities, repurchase agreements, securities loans, illiquid securities, forward commitments, and swaps) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.


MERRILL LYNCH BASIC VALUE PORTFOLIO

The investment objective of the Merrill Lynch Basic Value Portfolio is to seek capital appreciation and, secondarily, income by investing in securities, primarily equities, that the Adviser of the Portfolio believes are undervalued and therefore represent basic investment value. The Portfolio seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price-earnings ratio.

The investment policy of the Portfolio is based on the belief that the pricing mechanism of the securities market lacks total efficiency and has a tendency to inflate prices of securities in favorable market climates and depress prices of securities in unfavorable climates. Based on this premise, the Adviser believes that favorable changes in market prices are more likely to begin when securities are out of favor, earnings are depressed, price-earnings ratios are relatively low, investment expectations are limited, and there is no real general interest in the particular security or industry involved. On the other hand, the Adviser believes that negative developments are more likely to occur when investment expectations are generally high, stock prices are advancing or have advanced rapidly, price-earnings ratios have been inflated, and the industry or issue continues to gain new investment acceptance on an accelerated basis. In other words, the

Adviser believes that market prices of securities with relative high price-earnings ratios are more susceptible to unexpected adverse developments while securities with relatively low price-earnings rations are more favorably positioned to benefit from favorable, but generally unanticipated events. This investment policy departs from traditional philosophy. The Adviser believes that the market risk involved in this policy is moderated somewhat by an emphasis on securities with above-average dividend returns.

The current institutionally-dominated market tends to ignore, to some extent, the numerous secondary issues whose market capitalizations are below those of the relatively few larger size growth companies. It is expected that the Portfolio's portfolio generally will have significant representation in this secondary segment of the market.

The Adviser is responsible for the management of the Portfolio's securities portfolio and makes portfolio decisions based on its own research information supplemented by research information provided by other sources. The basic orientation of the Portfolio's investment policies is such that at times a large portion of its common stock holdings may carry less than favorable research ratings from research analysts. The Adviser makes extensive use of investment research information provided by unaffiliated brokers and dealers and of the securities research, economic research and computer applications facilities provided by the Adviser or certain of its affiliates, as described below.

The securities research division of the Adviser (and its affiliates) employs approximately 150 professionals responsible for fundamental and technical securities analysis. The fundamental research staff consists of approximately 136 professionals who follow approximately 1,500 companies. The types of securities in which the Portfolio will invest often receive limited research coverage and, therefore, the Portfolio will benefit from its access to these extensive research resources. The Adviser and affiliates continually analyzes the changing patterns of market forces and trends in the overall market, groups of securities and individual securities and carefully monitors indicators of investor psychology.

The economic research facilities of the Adviser conduct detailed analyses of overall economic conditions, both nationally and internationally. Economists employed by affiliates of the Adviser work closely with analysts of the Adviser in the continuous analysis of factors affecting the securities markets, industry performance and short-term and long-term market risks.

The computer applications facilities of certain affiliates of the Adviser provide, among other things, proprietary computer screening programs used to identify securities on the basis of various characteristics, which may include dividend return, price-earnings ratios, price trends and other factors deemed significant in analyzing a particular segment of the securities markets.

Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Portfolio also may invest in preferred stocks and non-convertible debt securities and utilize covered call options with respect to portfolio securities. The Portfolio has the right, as a defensive measure, to hold other types of securities, including Government and money market securities, repurchase agreements or cash, in such proportions as, in the opinion of the Adviser, prevailing market or economic conditions warrant. The Portfolio may invest up to 25% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

Certain investment strategies and instruments which may be employed by the Portfolio (such as options, convertible securities, United States Government securities, repurchase agreements, securities loans, foreign securities, borrowings and illiquid securities) are discussed under the caption "Investment Strategies" below and in the Statement of Additional Information.


                             INVESTMENT STRATEGIES

In addition to making investments directly in securities, to the extent described above, each of the Portfolios (except for MFS Research Portfolio) may purchase and sell call and put options, engage in transactions in futures contracts and related options, loans and other direct indebtedness and engage in forward foreign currency exchange transactions. They may also enter into repurchase agreements, lend their portfolio securities, and borrow funds under certain limited circumstances. In addition, each Portfolio may engage in other types of investment strategies as described below. The investment strategies and instruments referred to above and the risks related to them are summarized below and certain of these strategies and instruments are described in more detail in the Statement of Additional Information.

ASSET-BACKED SECURITIES. The EQ Putnam Balanced Portfolio, MFS Emerging Growth Companies Portfolio and Morgan Stanley Emerging Markets Equity Portfolio may invest in asset-backed securities. These asset-backed securities, issued by trusts and special purpose corporations, are collateralized by a pool of assets, such as credit card or automobile loans, home equity loans or computer leases, and represent the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. In selecting these securities, the Adviser will look for those securities that offer a higher yield to compensate for any variation in average maturity.

BORROWINGS. The Portfolios may borrow money from banks or other lenders as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with each Portfolio's investment objective and program. Borrowings for the T. Rowe Price International Stock Portfolio,
T. Rowe Price Equity Income Portfolio, MFS Research Portfolio, MFS Emerging Growth Companies Portfolio, Morgan Stanley Emerging Markets Equity, Merrill Lynch Global Allocation Portfolio and Merrill Lynch Basic Value Portfolio may not exceed 33 1/3% of each Portfolio's total assets. Borrowings for the Warburg Pincus Small Company Value Portfolio may not exceed 30% of the Portfolio's total assets. Borrowings for the EQ Putnam Growth & Income Value Portfolio, the EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio and EQ Putnam Balanced Portfolio may not exceed 10% of each

Portfolio's total assets. Each Portfolio may pledge its assets to secure these permissible borrowings. No Portfolio may purchase additional securities when its borrowings exceed 5% of its total assets. See also "Reverse Repurchase Agreements" for information concerning an investment technique that may be deemed to involve a borrowing.

CONVERTIBLE SECURITIES. Each of the Portfolios may invest in convertible securities, including both convertible debt and convertible preferred stock. Such securities may be converted into shares of the underlying common stock at either a stated price or stated rate. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying common stocks, but generally offer lower yields that non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, fluctuates in relation to the underlying common stock. Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase by that Portfolio. Neither event will require sale of such securities, although each Adviser will consider such event in its determination of whether a Portfolio should continue to hold the securities.

DERIVATIVES. Each Portfolio (except the MFS Research Portfolio) may invest in derivatives. Derivatives are financial products or instruments that derive their value from the value of an underlying asset, reference rate or index. Derivatives include, but are not limited to, the following: asset-backed securities, collateralized mortgage obligations, floaters, futures, hybrid instruments, inverse floaters, mortgage-backed securities, options, stripped mortgage-backed securities, structured notes and swaps. Further information about these instruments and the risks involved in their use are contained under the description of each of these instruments in this section or the Statement of Additional Information.

FLOATERS AND INVERSE FLOATERS. The Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in floaters, which are fixed-income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment".

In addition, the Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in inverse floating rate obligations which are fixed-income securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as London Inter-Bank Offered Rate ("LIBOR"). Any rise in the reference rate of an inverse floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an inverse floater causes an increase in the coupon rate. Inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and inverse floater collateralized mortgage obligations ("CMOs") exhibit greater price volatility than the majority of mortgage-related securities. In addition, some inverse floater collateralized mortgage obligations exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of an inverse floater collateralized mortgage obligation is sensitive not only to changes in interest rates but also to changes in prepayment rates on the related underlying mortgage assets.

FOREIGN SECURITIES. Foreign investments involve certain risks that are not present in domestic securities. Because each of the Portfolios may purchase securities denominated in foreign currencies, a change in the value of any such currency against the United States dollar will result in a change in the United States dollar value of a Portfolio's assets and income. In addition, although a portion of a Portfolio's investment income may be received or realized in such currencies, the Portfolio will be required to compute and distribute its income in United States dollars. Therefore, if the exchange rate for any such currency declines after a Portfolio's income has been earned and computed in United States dollars but before conversion and payment, the Portfolio could be required to liquidate portfolio securities to make such distributions.

The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into United States dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in United States and foreign interest rates.

There may be less information publicly available about a foreign issuer than about a United States issuer, and a foreign issuer is not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the United States. While growing in volume, they usually have substantially less volume than United States markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable United States companies. Equity securities may trade at price/earnings multiples higher than comparable United States securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets. Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to a Portfolio. In less liquid and well developed stock markets, such as those in some Asian and Latin American countries, volatility may be heightened by actions of a few major investors. For example, substantial increases or decreases in cash flows of mutual funds investing in these markets could significantly affect stock prices and, therefore, share prices.

Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the United States. Consequently, the overall expense ratios of international funds are usually somewhat higher than those of typical domestic stock funds.

In addition, the economies, markets and political structures of a number of the countries in which the Portfolios can invest do not compare favorably with the United States and other mature economies in terms of wealth and stability. Therefore, investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse (for example, Latin America, Eastern Europe and certain Asian countries), and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures (for example, Japan, Southeast Asia and Latin America). Some countries, particularly in Latin America, are grappling with severe inflation and high levels of national debt. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets, such as the Eastern European or Chinese economies, should be regarded as speculative.


Certain Portfolios may invest in the following types of foreign securities or engage in the following types of transactions related to foreign securities.

Brady Bonds. The Morgan Stanley Emerging Markets Equity Portfolio may invest in "Brady Bonds," which are fixed-income securities created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the United States Secretary of the Treasury. Brady Bonds have been issued only recently, and, accordingly, do not have a long payment history. They may be collateralized or uncollateralized and issued in various currencies (although most are United States dollar-denominated) and they are actively traded in the over-the-counter ("OTC") secondary market. The Morgan Stanley Emerging Markets Equity Portfolio will invest in Brady Bonds only if they are consistent with quality specifications established from time to time by the Adviser to that Portfolio.

Depositary Receipts. Each of the Portfolios may purchase depositary receipts, which are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts are not necessarily denominated in the same currency as the underlying securities. Depositary receipts include ADRs and Global Depositary Receipts ("GDRs") and other types of depositary receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a United States financial institution which evidence ownership interests in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies, although they also may be issued by United States financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a United States corporation. Generally, depositary receipts in registered form are designed for use in the United States securities market and depositary receipts in bearer form are designed for use in securities markets outside the United States.

FOREIGN CURRENCY TRANSACTIONS. Each of the Portfolios (except the MFS Research Portfolio and Merrill Lynch Basic Value Portfolio) may purchase foreign currency on a spot (or cash) basis, and may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). Each of the Portfolios (except MFS Research Portfolio, and Merrill Lynch Basic Value Portfolio) may also purchase and sell foreign currency futures contracts and may purchase and sell exchange traded call and put options on foreign currency futures contracts and on foreign currencies. The EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio, EQ Putnam Balanced Portfolio, MFS Emerging Growth Companies Portfolio and Merrill Lynch Global Allocation Portfolio may engage in OTC options on foreign currency transactions. The Merrill Lynch Global Allocation Portfolio will engage in OTC option on foreign currency transactions only with member banks of the Federal Reserve System and primary dealers in United States Government securities or with affiliates of such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. The MFS Emerging Growth Companies Portfolio may only enter into forward contracts on currencies in the OTC market. The Advisers may engage in these transactions to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

Hedging transactions involve costs and may result in losses. Each of the Portfolios (except the MFS Research Portfolio and Merrill Lynch Basic Value Portfolio) may also write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter options transactions on foreign currencies only when appropriate exchange traded transactions are unavailable and when, in the Adviser's opinion, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.


Transactions and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Portfolios own or intend to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.


FORWARD COMMITMENTS. Each Portfolio (except the MFS Research Portfolio, Warburg Pincus Small Company Value Portfolio and Merrill Lynch Basic Value Portfolio) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if it holds, and maintains until the settlement date in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or if it enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price.

HYBRID INSTRUMENTS. The T. Rowe Price International Stock Portfolio and T. Rowe Price Equity Income Portfolio may invest in hybrid instruments. Hybrid instruments have recently been developed and combine the elements of futures contacts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

ILLIQUID SECURITIES. The MFS Research Portfolio, MFS Emerging Growth Companies Portfolio and Warburg Pincus Small Company Value Portfolio may each invest up to 10% of its assets and each other Portfolio may invest up to 15% of their respective net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid, and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, which have been determined by the Board of Trustees to be liquid, will not be considered by the Adviser to be illiquid or not readily marketable and, therefore, are not subject to the 10% or 15% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by each Portfolio's Adviser on an ongoing basis, subject to the oversight of the Board of Trustees of the Trust. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio's having more than 10% or 15% of its assets invested in illiquid or not readily marketable securities.

INVESTMENT GRADE AND LOWER QUALITY FIXED INCOME SECURITIES. Each Portfolio (except the Merrill Lynch Basic Value Portfolio) may invest in or hold a portion of its total assets in investment grade or lower quality fixed income securities. The T. Rowe Price International Stock Portfolio may invest in or hold investment grade securities, but not lower quality fixed income securities. Investment grade securities are securities rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Ratings
Service ("S&P") and comparable unrated securities. Investment grade securities while normally exhibiting adequate protection parameters, have speculative characteristics, and, consequently, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of such issuers to make principal and interest payments than is the case for higher grade fixed income securities. Lower quality fixed income securities are securities that are rated in the lower categories by NRSROs (i.e., Ba or lower by Moody's or BB or lower by S&P) or comparable unrated securities. Such lower quality securities are known as "junk bonds" and are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. (Each NRSRO's descriptions of these bond ratings are set forth in the Appendix to the Statement of Additional Information.) Because investment in lower quality securities involves greater investment risk, achievement of a Portfolio's investment objective will be more dependent on the Adviser's analysis than would be the case if that Portfolio were investing in higher quality bonds. In addition, lower quality securities may be more susceptible to real or perceived adverse economic and individual corporate developments than would investment grade bonds. Moreover, the secondary trading market for lower quality securities may be less liquid than the market for investment grade bonds. This potential lack of liquidity may make it more difficult for the Adviser to value accurately certain portfolio securities.

LOAN PARTICIPATIONS. The EQ Putnam Balanced Portfolio, MFS Emerging Growth Companies Portfolio and the Morgan Stanley Emerging Markets Equity Portfolio may invest a portion of each of their assets in loan participations and other direct indebtedness. By purchasing a loan, Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants that must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The MFS Emerging Growth Companies Portfolio may also purchase other direct indebtedness such as trade or other claims against companies, which generally represent money owed by a company to a supplier of goods and services. These claims may also be purchased at a time when the company is in default. Certain of the loans and other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand. The highly leveraged nature of many such loans and other direct indebtedness may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct indebtedness may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

MORTGAGE-RELATED SECURITIES. The EQ Putnam Balanced Portfolio, Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in mortgage-related securities (i.e., mortgage-backed securities). A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns.

Stripped mortgage-backed securities are created when a United States government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

MUNICIPAL SECURITIES. The Morgan Stanley Emerging Markets Equity Portfolio may invest in municipal securities ("municipals"), which are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income tax. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately- operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

OPTIONS AND FUTURES TRANSACTIONS. Each Portfolio (except the MFS Research Portfolio) may utilize futures contracts and write and purchase put and call options. The Merrill Lynch Basic Value Portfolio may not enter into futures contracts, although it may utilize options. Futures contracts (a type of potentially high-risk security) enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk security) give the purchaser of an option the right, but not the obligation, to buy or sell in the future an asset at a predetermined price during the term of the option. (The writer of a put or call option would be obligated to buy or sell the underlying asset at a predetermined price during the term of the option.) Each Portfolio may utilize futures contracts and related options for other than hedging purposes to the extent that aggregate initial margin deposits and premiums paid do not exceed 5% of the Portfolio's net assets. Each Portfolio will not commit more than 5% of its total assets to premiums when purchasing call or put options. In addition, the total market value of securities against which a Portfolio has written call or put options may not exceed 25% of its total assets. The MFS Emerging Growth Companies Portfolio will not enter a futures contract if the obligations underlying all such futures contracts would exceed 50% of the value of the Portfolio's total assets. The Warburg Pincus Small Company Value Portfolio may utilize up to 10% of its total assets to purchase exchange-listed and OTC put and call options on stock indexes. The EQ Putnam International Equity Portfolio, EQ Putnam Balanced Portfolio, MFS Emerging Growth Companies Portfolio and Merrill Lynch Global Allocation Portfolio may engage in OTC put and call option transactions. Options traded in the OTC market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such OTC options, and the securities used as "cover" for such options, may be considered illiquid securities.

Each Portfolio may buy and sell futures and options contracts for any number of reasons, including: to manage its exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; in an effort to enhance income; and to protect the value of portfolio securities. Each Portfolio may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.

The risk of loss in trading futures contracts can be substantial because of the low margin deposits required and the extremely high degree of leveraging involved in futures pricing. As a result, a relatively small price movement in a futures contract may cause an immediate and substantial loss or gain. The primary risks associated with the use of futures contracts and options are: (i) imperfect correlation between the change in market value of the stocks held by a Portfolio and the prices of futures contracts and options; and (ii) possible lack of a liquid secondary market for a futures contract or an OTC option and the resulting inability to close a futures position or OTC option prior to its maturity date.

PASSIVE FOREIGN INVESTMENT COMPANIES. The T. Rowe Price International Stock Portfolio, EQ Putnam International Equity Portfolio and Morgan Stanley Emerging Markets Equity Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such entities have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of the Trust's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such entities.

PAYMENT-IN-KIND BONDS. The EQ Putnam Growth & Income Value Portfolio, the EQ Putnam Balanced Portfolio and Morgan Stanley Emerging Markets Equity Portfolio may invest in payment-in-kind bonds. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of payment-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolios are nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, the

Portfolios could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.

PRECIOUS METAL-RELATED SECURITIES. The Merrill Lynch Global Allocation Portfolio may invest in precious metal-related securities, which are equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and asset-based securities indexed to the value of such metals. Based on historical experience, during periods of economic or financial instability the securities of such companies may be subject to extreme price fluctuations, reflecting the high volatility of precious metal prices during such periods. In addition, the instability of precious metal prices may result in volatile earnings of precious metal-related companies which, in turn, may affect adversely the financial condition of such companies. The Portfolio will purchase only asset-based securities indexed to the value of precious metals that are rated, or are issued by issuers that have outstanding debt obligations rated, BBB or better by S&P or Baa or better by Moody's or commercial paper rated A-1 by S&P or Prime-1 by Moody's or of issuers that the Adviser has determined to be of similar creditworthiness. If the asset-based security is backed by a bank letter of credit or other similar facility, the Adviser may take such backing into account in determining the creditworthiness of the issuer.

REAL ESTATE-RELATED SECURITIES. The Merrill Lynch Global Allocation Portfolio may invest in real estate-related securities. The real estate-related securities that will be emphasized by the Adviser are equity and convertible debt securities of real estate investment trusts, which own income-producing properties, and mortgage real estate investment trusts which make various types of mortgage loans often combined with equity features. The securities of such trusts generally pay above average dividends and may offer the potential for capital appreciation. Such securities may be subject to the risks customarily associated with the real estate industry, including declines in the value of the real estate investments of the trusts. Real estate values are affected by numerous factors including (i) governmental regulation (such as zoning and environmental laws) and changes in tax laws; (ii) operating costs; (iii) the location and the attractiveness of the properties; (iv) changes in economic conditions (such as fluctuations in interest and inflation rates and business conditions); and (v) supply and demand for improved real estate. Such trusts also are dependent on management skill and may not be diversified in their investments.


REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with a bank, broker-dealer or other financial institution as a means of earning a fixed rate of return on its cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.


REVERSE REPURCHASE AGREEMENTS. The Morgan Stanley Emerging Markets Equity Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. The Portfolio will maintain with the custodian a separate account with a segregated portfolio of unencumbered liquid assets in an amount at least equal to its purchase obligations under these agreements. If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. See "Borrowing" for more information concerning restrictions on borrowing by each Portfolio.

SECURITIES LOANS. The T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio, Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may seek to obtain additional income by making secured loans of portfolio securities with a value up to 331/3% of their respective total assets. The EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio and EQ Putnam Balanced Portfolio may lend portfolio securities in an amount up to 25% of their respective total assets. The MFS Research Portfolio and MFS Emerging Growth Companies Portfolio may lend portfolio securities in an amount up to 30% of each Portfolio's total assets. The Merrill Lynch Basic Value Portfolio may lend portfolio securities in an amount up to 20% of its total assets. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high-grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

SHORT SALES AGAINST THE BOX. The Warburg Pincus Small Company Value Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," will be entered into by the Portfolio for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will generally be held by the broker until the settlement date when the Portfolio delivers securities to close out its short position. Although prior to delivery of any securities sold short the Portfolio will have to pay an amount equal to any dividends paid on the securities sold short, the Portfolio will receive the dividends from the securities sold short or dividends from the preferred stock or interest from the debt securities convertible or exchangeable into the securities sold short, plus a portion of the interest earned from the proceeds of the short sale. The Portfolio will deposit, in a segregated account with its custodian or a qualified subcustodian, the securities sold short or securities convertible into or exchangeable for the securities sold short. The Portfolio will endeavor to offset transaction costs associated with short sales against the box with the income from the investment of the cash proceeds. Not more than 10% of the Portfolio's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

SMALL COMPANY SECURITIES. The EQ Putnam International Equity Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, Warburg Pincus Small Company Value Portfolio and Merrill Lynch Global Allocation Portfolio may invest in the securities of smaller capitalization companies. Investing in securities of small companies may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because smaller companies normally have fewer shares outstanding than larger companies, it may be more difficult for Portfolio to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. In addition, small companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller companies than for larger, more established ones. Therefore, an investment in these Portfolios may involve a greater degree of risk than an investment in other Portfolios that seek capital appreciation by investing in better-known, larger companies.

STANDBY COMMITMENT AGREEMENTS. The Merrill Lynch Global Allocation Portfolio may invest in standby commitment agreements which commit the Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security that may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued. The Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price that is considered advantageous to the Portfolio. The Portfolio will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale (i.e., restricted securities), will not exceed 15% of its total assets taken at the time of acquisition of such commitment or security. The Portfolio will at all times maintain a segregated account with its custodian in an aggregate amount equal to the purchase price of the securities underlying the commitment. There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

STRUCTURED NOTES. The Morgan Stanley Emerging Markets Equity Portfolio may invest in structured notes, which are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Portfolio to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SWAPS. The Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed-income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, the Portfolio may agree to swap the return generated by a fixed-income index for the return generated by a second fixed-income index. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. The Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, United States Governments, or high grade debt obligations. The Portfolio will not enter into any Swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Swaps that include more recent innovations for which standardized documentation has not yet been fully developed are less liquid than "traditional" swaps. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

UNITED STATES GOVERNMENT SECURITIES. Each Portfolio may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("United States government securities"). Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. United States government securities also include securities issued or guaranteed by government agencies that are supported by the full faith and credit of the United States (e.g., securities issued by the Government National Mortgage Association); securities issued or guaranteed by government agencies that are supported by the ability to borrow from the United States Treasury (e.g., securities issued by the Federal National Mortgage Association); and securities issued or guaranteed by government agencies that are only supported by the credit of the particular agency (e.g., the Tennessee Valley Authority).

ZERO-COUPON BONDS. The EQ Putnam Growth & Income Value Portfolio, EQ Putnam Balanced Portfolio and Morgan Stanley Emerging Markets Equity Portfolio may invest in zero-coupon bonds. Zero-coupon bonds are issued at a significant discount from their principal amount and pay interest only at maturity rather than at intervals during the life of the security. The value of zero-coupon bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest in cash currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. Even though such bonds do not pay current interest in cash, the Portfolio is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to investors in such instruments. Thus, each Portfolio could be required, at times, to liquidate other investments in order to satisfy its distribution requirements.


PORTFOLIO TURNOVER. The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as "portfolio turnover." Each Portfolio's turnover rate is not expected to exceed 100% during its first year of operation. A high turnover rate increases transaction costs (e.g., brokerage commissions) and increases realized gains and losses.


                            MANAGEMENT OF THE TRUST


THE BOARD OF TRUSTEES


The Board of Trustees of the Trust provides broad supervision over the business and affairs of the Portfolios and the Trust as provided in the Trust's Amended and Restated Declaration of Trust and By-Laws.



THE MANAGER

The Trust is managed by EQ Financial Consultants, Inc. which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. The Manager is an investment adviser registered under the Investment Advisers Act of 1940, as amended, and a broker-dealer registered under the Securities Exchange Act of 1934, as amended ("1934 Act"). The Manager currently furnishes specialized investment advice to other clients, including individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other business entities. The Manager is a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable, a New York stock life insurance company.

The Manager is responsible for providing investment management and administrative services to the Trust and in the exercise of such responsibility selects, subject to review and approval by the Trustees, the investment advisers for the Trust's Portfolios and monitors the Advisers' investment programs and results, reviews brokerage matters, oversees compliance by the Trust with various federal and state statutes, and carries out the directives of the Board of Trustees. The Manager is responsible for providing the Trust with office space, office equipment, and personnel necessary to operate and administer the Trust's business, and also supervises the provision of services by third parties such as the Trust's custodian.

As compensation for managing the T. Rowe Price Equity Income Portfolio, the Trust pays the Manager a monthly fee at the annual rate of .80% of the Portfolio's average daily net assets. As compensation for managing the T. Rowe Price International Stock Portfolio, the Trust pays the Manager a monthly fee at the annual rate equal to: 1.15% of the Portfolio's average daily net assets up to and including $20 million; 1.00% of the Portfolio's average daily net assets over $20 million and up to and including $50 million; and .90% of the Portfolio's average daily net assets in excess of $50 million. As compensation for managing the EQ Putnam Growth & Income Value Portfolio, EQ Putnam Investors Growth Portfolio and EQ Putnam Balanced Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .90% of the respective Portfolio's average daily net assets up to and including $150 million; .85% of the respective Portfolio's average daily net assets over $150 million and up to and including $300 million; and .75% of the respective Portfolio's average daily net assets in excess of $300 million. As compensation for managing the EQ Putnam International Equity Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: 1.05% of the Portfolio's average daily net assets up to and including $150 million; .95% of the Portfolio's average daily net assets over $150 million and up to and including $300 million; and .85% of the Portfolio's average daily net assets in excess of $300 million. As compensation for managing the MFS Research Portfolio and MFS Emerging Growth Companies Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .80% of the respective Portfolio's average daily net assets up to and including $150 million; .775% of the respective Portfolio's average daily net assets over $150 million and up to and including $300 million; and
 .75% of the respective Portfolio's average daily net assets in excess of $300 million. As compensation for managing the Morgan Stanley Emerging Markets Equity Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: 1.50% of the Portfolio's average daily net assets up to and including $200 million; and 1.00% of the Portfolio's average daily net assets in excess of $200 million. As compensation for managing the Warburg Pincus Small Company Value Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .90% of the Portfolio's average daily net assets. As compensation for managing the Merrill Lynch Global Allocation Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .90% of the Portfolio's average daily net assets up to and including $100 million; .85% of the Portfolio's average daily net assets over $100 million and up to and including $300 million; .75% of the Portfolio's average daily net assets in excess of $300 million. As compensation for managing the Merrill Lynch Basic Value Portfolio, the Trust pays the Manager a monthly fee at an annual rate equal to: .80% of the Portfolio's average daily net assets up to and including $100 million; .775% of the Portfolio's average daily net assets over $100 million and up to and including $300 million; and .75% of the Portfolio's average daily net assets in excess of $300 million.

The management fees paid by the Portfolios, although higher than the fees paid by other investment companies in general, are comparable to management fees paid for similar services by many investment companies with similar investment objectives and policies. From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each Portfolio.

In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing annual and semi-annual reports to shareholders, proxy statements, prospectuses, prospectus supplements and statements of additional information, all to the extent they are sent to existing Contract owners; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. As discussed in greater detail below, under "Distribution of the Trust's Shares", the Class IB shares may pay for certain distribution related expenses in connection with activities primarily intended to result in the sale of its shares.


THE ADVISERS

Pursuant to an investment advisory agreement with the Manager, each Adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith.


For its services, the Manager pays each Adviser an advisory fee based on a percentage of the average daily net assets of the Portfolio that it advises. Monthly, with respect to each Portfolio, each Adviser is paid the pro rata portion of an annual fee, based on the monthly average of the assets of the Portfolio for which it serves as the Adviser. The Manager will retain, as compensation for the services described under "The Manager" and to pay its expenses, the difference between these fees paid to each Adviser and the management fee of the applicable Portfolio. Each Adviser has agreed that once the Portfolio has paid the Manager its management fee the Adviser will look only to the Manager as the party responsible for making the payment of its advisory fee.

The assets of each Portfolio are allocated currently among the Advisers listed on pages 3 and 4 of the Prospectus. If a Portfolio shall at any time have more than one Adviser, the allocation of a Portfolio's assets among Advisers may be changed at any time by the Manager. The Advisers are employed for management of the assets of a Portfolio pursuant to investment advisory agreements approved by the Board of Trustees of the Trust (including a majority of certain Trustees who are not interested persons of the Trust or the Manager), and an Adviser's services may be terminated at any time by the Manager, the Board of Trustees, or the shareholders of an affected Portfolio.

The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new Adviser or Advisers for any Portfolio pursuant to the terms of a new Advisory Agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any Advisory Agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. Shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in the Prospectus.

T. Rowe Price Associates, Inc. ("T. Rowe Price") is the Adviser to the T. Rowe Price Equity Income Portfolio. T. Rowe Price was incorporated in Maryland in 1947 as successor to the investment counseling business founded by the late Thomas Rowe Price, Jr., in 1937. As of December 31, 1996, T. Rowe Price and its affiliates managed more than $__ billion of assets. T. Rowe Price serves as investment manager to a variety of individual and institutional investor accounts, including limited and real estate partnerships and other mutual funds. Investment decisions with respect to the T. Rowe Price Equity Income Portfolio are made by an Investment Advisory Committee composed of the following members: Brian C. Rogers, Chairman, Thomas H. Broadus, Jr., Richard
P. Howard, and William J. Stromberg. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Rogers has been Chairman of the Committee since 1993. He joined T. Rowe Price in 1982 and has been managing investments since 1983.

Rowe Price-Fleming International, Inc. ("Price-Fleming") is the Adviser to the
T. Rowe Price International Stock Portfolio. Price-Fleming was incorporated in Maryland in 1979 as a joint venture between T. Rowe Price and Robert Fleming Holdings Limited ("Flemings"). As of December 31, 1996, Price-Fleming managed the United States equivalent of approximately $___ billion. Flemings was incorporated in 1974 in the United Kingdom as successor to the business founded by Robert Fleming in 1873. Flemings is a diversified investment organization which participates in a global network of regional investment offices in New York, London, Zurich, Geneva, Tokyo, Hong Kong, Manila, Kuala Lumpur, South Korea and Taiwan. The common stock of Price-Fleming is 50% owned by a wholly-owned subsidiary of T. Rowe Price, 25% by a subsidiary of Flemings and 25% by Jardine Fleming Group Limited ("Jardine Fleming"). (Half of Jardine Fleming is owned by Flemings and half by Jardine Matheson Holdings Limited.) T. Rowe Price has the right to elect a majority of the board of directors of Price-Fleming, and Flemings has the right to elect the remaining directors, one of whom will be nominated by Jardine Fleming.

Investment decisions with respect to the T. Rowe Price International Stock Portfolio are made by an investment advisory group composed of the following members: Martin G. Wade, Christopher D. Alderson, Peter B. Askew, Richard J. Bruce, Mark J. T. Edwards, John R. Ford, Robert C. Howe, James B. M. Seddon, Benedict R. F. Thomas and David J. L. Warren. Martin Wade joined Price-Fleming in 1979 and has 27 years of experience with the Fleming Group in research, client service and investment management. (Fleming Group includes Flemings and/or Jardine Fleming.) Christopher Alderson joined Price-Fleming in 1988 and has 10 years of experience with the Fleming Group in research and portfolio management. Peter Askew joined Price-Fleming in 1988 and has 21 years of experience managing multi-currency fixed income portfolios. Richard Bruce joined Price-Fleming in 1991 and has eight years of experience in investment management with the Fleming Group in Tokyo. Mark Edwards joined Price-Fleming in 1986 and has 15 years of experience in financial analysis. John Ford joined Price-Fleming in 1982 and has 16 years of experience with the Fleming Group in research and portfolio management. Robert Howe joined Price Fleming in 1986 and has 15 years of experience in economic research, company research and portfolio management. James Seddon joined Price-Fleming in 1987 and has nine years of experience in investment management. Benedict Thomas joined Price-Fleming in 1988 and has seven years of portfolio management experience. David Warren joined Price-Fleming in 1984 and has 16 years of experience in equity research, fixed income research and portfolio management.

Putnam Investment Management, Inc. ("Putnam Management") is the adviser to the EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolios and EQ Putnam Balanced Portfolio. Putnam Management has been managing mutual funds since 1937. As of December 31, 1996, Putnam Management and its affiliates managed more than $173 billion of assets. Putnam Management is a subsidiary of Putnam Investments, Inc., which is wholly owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

Anthony I. Kreisel is responsible for the day to day management of the EQ
Putnam Growth & Income Value Portfolio, which includes investment decisions made on behalf of the Portfolio. Mr. Kreisel has been employed by Putnam Management as an investment professional since 1986. Justin Scott is responsible for the day to day management of the EQ Putnam International
Equity Portfolio, which includes investment decisions made on behalf of the Portfolio. Mr. Scott has been employed by Putnam Management as an investment professional since 1988. Ms. C. Beth Cotner and Messrs. Richard England,
Manuael H. Weiss and David J. Santos are responsible for the day to day management of the EQ Putnam Investors Growth Portfolio, which includes investment decisions made on behalf of the Portfolio. Ms. Cotner has been employed by Putnam Management as an investment professional since 1995. Prior to 1995, Ms. Cotner was Executive Vice President of Kemper Financial Services. Mr. England has been employed by Putnam Management as an investment professional since December, 1992. Prior to December, 1992, Mr. England was an investment officer at Aetna Equity Investors. Mr. Weiss has been employed by Putnam Management as an investment professional since 1987. Mr. Santos has been employed by Putnam Management as an investment professional since 1988.
Ms. Rosemary H. Thomses and Messrs. Edward P. Bousa and Kenneth J. Taubes are responsible for the day to day management of the EQ Putnam Balanced Portfolio, which includes investment decisions made on behalf of the Portfolio. Ms. Thomas has been employed by Putnam Management as an investment professional since 1986. Mr. Bousa has been employed by Putnam Management as an investment professional since October, 1992. Prior to October, 1992, Mr. Bousa was Vice President and Portfolio Manager at Fidelity Investments. Mr. Taubes has been employed by Putnam Management as an investment professional since 1991.

Massachusetts Financial Services Company ("MFS") is the adviser to the MFS Research Portfolio and the MFS Emerging Growth Companies Portfolio. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund in the United States, Massachusetts Investors Trust. As of December 31, 1996, MFS managed more than $52.1 billion on behalf of over 1.8 million investors accounts. MFS is a subsidiary of Sun Life of Canada (United States), which, in turn, is a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

MFS has established a strategic alliance with Foreign & Colonial Management Ltd. ("Foreign & Colonial"). Foreign & Colonial is a subsidiary of two of the world's oldest financial services institutions, the London-based Foreign & Colonial Investment Trust PLC, which pioneered the idea of investment management in 1868, and HYPO-BANK (Bayerische Hypotheken-und Weschsel-Bank AG), the oldest publicly listed bank in Germany, founded in 1835. As part of this alliance, the portfolio managers and investment analysts of MFS and Foreign & Colonial share their views on a variety of investment related issues, such as the economy, securities markets, portfolio securities and their issuers, investment recommendations, strategies and techniques, risk analysis, trading strategies and other portfolio management matters. The MFS Research Portfolio and the MFS Emerging Growth Companies Portfolio is each currently managed by a committee comprised of various equity research analysts.

Morgan Stanley Asset Management Inc. ("MSAM") is the adviser to the Morgan Stanley Emerging Markets Equity Portfolio. MSAM conducts a worldwide investment management business, providing a broad range of portfolio management services to customers in the United States and abroad. MSAM is a wholly owned subsidiary of Morgan Stanley Group Inc., which is a publicly owned financial services corporation listed on the New York, London and Pacific stock exchanges. MSAM serves an investment adviser to numerous open-end and closed-end investment companies. As of December 31, 1996, MSAM, together with its affiliated asset management companies, had approximately $___ billion in assets under management and fiduciary care.

Madhave Dhar and Marianne L. Hay are responsible for the day to day management of the Morgan Stanley Emerging Markets Equity Portfolio, which includes investment decisions made on behalf of the Portfolio. Mr. Dhar is a Managing Director of MSAM and Morgan Stanley & Co. Incorporated ("Morgan Stanley") and a Director of the Morgan Stanley Emerging Markets Fund, Inc. He joined MSAM in 1984. Ms. Hay is a Managing Director of Morgan Stanley. She joined MSAM in June 1993. Prior to joining MSAM, she was a director of Martin Currie Investment Management, Ltd., where her responsibilities included geographic asset allocation and portfolio management for global and emerging markets funds.

Warburg, Pincus Counsellors, Inc. ("WPC") is the adviser to the Warburg Pincus Small Company Value Portfolio. WPC is a professional investment counselling firm that provides investment services to investment companies, employee benefit plans, endowment funds, foundations and other institutions and individuals. As of December 31, 1996, WPC managed approximately $___ billion in assets. WPC, incorporated in 1970, is a wholly owned subsidiary of Warburg, Pincus Counsellors G.P. ("Warburg G.P."), a New York general partnership. E.M. Warburg, Pincus & Co., Inc. ("EMW") controls WPC through its ownership of a class of voting preferred stock of WPC. Warburg G. P. has no business other than being a holding company of WPC and its subsidiaries.

George U. Wyper is responsible for the day to day management of the Warburg Pincus Small Company Value Portfolio, which includes investment decisions made on behalf of the Portfolio. Mr. Wyper is a managing director of EMW, which he joined in August, 1994. Before joining EMW, he was chief investment officer of White River Corporation and president of Hanover Advisors, Inc. from 1993 to August, 1994. Prior to that position, he was chief investment officer of Fund American Enterprises, Inc. from 1990 to 1993. Kyle F. Frey is associate portfolio manager and research analysts of the Portfolio. Mr. Frey has been with WPC since 1989.

Merrill Lynch Asset Management, L.P. ("MLAM") is the adviser to the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio. MLAM is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch, Pierce, Fenner & Smith Incorporated. MLAM and its affiliates, act as the manager for more than 130 registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of December 31, 1996, the Adviser and its affiliates had a total of approximately $___._ billion in investment company and other portfolio assets under management.

Bryan N. Ison, Vice President of the Merrill Lynch Global Allocation Portfolio, is the Portfolio's portfolio manager. Mr. Ison has been a portfolio manager of the Portfolio since 1984 and a Vice President of MLAM since 1985. Mr. Ison has been primarily responsible for the day to day management of the Portfolio's portfolio since it commenced operations. Paul M. Hoffmann is a Vice President and the portfolio manager of the Merrill Lynch Basic Value Portfolio. Mr. Hoffmann has been a portfolio manager and a Vice President of MLAM since 1976. Mr. Hoffmann has been primarily responsible for the management of the Portfolio's securities portfolio since 1987.


THE ADMINISTRATOR

Pursuant to an agreement ("Mutual Funds Service Agreement"), Chase Global Funds Services Company (the "Administrator") assists the Manager in the performance of its administrative responsibilities to the Trust and provides the Trust with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Trust. For these services, the Trust pays the Administrator a monthly fee at the annual rate of ___% of the average daily net assets of the Trust.



THE TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent of the Trust and receives no compensation for serving in such capacity.


EXPENSE LIMITATION AGREEMENTS

In the interest of limiting expenses of the Portfolios, the Manager has entered into expense limitation agreements with the Trust ("Expense Limitation Agreements"), with respect to each Portfolio, pursuant to which the Manager has agreed to waive or limit its fees and total annual operating expenses (expressed as a percentage of the Portfolios' average daily net assets) to [____]%. The Portfolios may at a later date reimburse to the Manager the management fees waived or limited and other expenses paid by the Manager pursuant to the Expense Limitation Agreements provided the Portfolios have reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense rate of each Portfolio to exceed [____]%. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed [$__] million; (ii) the Portfolio's total annual expense ratio is less than [____]%; and (iii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis.


BROKERAGE PRACTICES

In selecting brokers and dealers, the Manager and each Adviser may consider research and brokerage services furnished to either company and their affiliates. Subject to seeking the most favorable price and execution available, the Manager and each Adviser may also consider sales of shares of the Trust as a factor in the selection of brokers and dealers.


TRANSACTIONS WITH AFFILIATES


In December 1984, Equitable acquired Donaldson, Lufkin & Jenrette, Inc. ("DLJ"). A DLJ subsidiary, Donaldson, Lufkin & Jenrette Securities Corporation, is one of the nation's largest investment banking and securities firms. Another DLJ subsidiary, Autranet, Inc., is a securities broker that markets independently originated research to institutions. Through the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corporation, DLJ supplies security execution and clearance services to financial intermediaries including broker-dealers and banks. To the extent permitted by law, the Trust may engage in securities and other transactions with the above entities or may invest in shares of the investment companies with which those entities have affiliations. The Adviser to the T. Rowe Price International Stock and T. Rowe Price Equity Income Portfolios may execute portfolio transactions through certain affiliates of Robert Fleming Holdings Limited and Jardine Fleming Group Limited, which are persons indirectly related to the Adviser, acting as an agent in accordance with procedures established by the Trust's Board of Trustees. The Adviser to the Merrill Lynch Global Allocation Portfolio and Merrill Lynch Basic

Value Portfolio may execute portfolio transactions through certain affiliates of Merrill Lynch Asset Management, L.P.


The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with an affiliate of the Manager or Advisers unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which are reasonably designed to provide that any commission it pays to affiliates of the Manager or Advisers does not exceed the usual and customary broker's commission. In addition, the Trust will adhere to Section 11(a) of the 1934 Act and any applicable rules thereunder governing floor trading. The Trust has adopted procedures permitting it to purchase securities, under certain restrictions prescribed by a rule under the 1940 Act, in a public offering in which an affiliate of the Manager or Advisers is an underwriter.



                  DESCRIPTION OF THE TRUST AND TRUST'S SHARES


THE TRUST


The Trust is a registered open-end management investment company that was organized as a Delaware business trust on October 31, 1996. As of May 1, 1997, Equitable owned 100% of the shares of each Portfolio and through such ownership may be deemed a controlling person of each Portfolio. The Trust currently is divided into twelve portfolios, each of which has Class IA and Class IB shares. The Board of Trustees may establish additional portfolios and additional classes of shares.



CHARACTERISTICS OF TRUST'S SHARES


The Board of Trustees of the Trust has authority to issue an unlimited number of shares of beneficial interest, without par value. Each share of each class of a Portfolio shall be entitled to one vote (or fraction thereof in respect of a fractional share) on matters that such shares (or class of shares) shall be entitled to vote. Shareholders of each Portfolio shall vote together on any matter, except to the extent otherwise required by the 1940 Act, or when the Board of Trustees of the Trust has determined that the matter affects only the interest of shareholders of one or more classes, in which case only the shareholders of such class or classes shall be entitled to vote thereon. Any matter shall be deemed to have been effectively acted upon with respect to each Portfolio if acted upon as provided in Rule 18f-2 under the 1940 Act, or any successor rule, and in the Amended and Restated Declaration of Trust. The Trust is not required to hold annual shareholder meetings, but special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management or advisory agreement.


Under the Trust's multi-class system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, shall have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (a) each class shall have a different designation; (b) each class of shares shall bear its "Class Expenses;" (c) each class shall have exclusive voting rights on any matter submitted to shareholders that relates solely to its distribution arrangements;
(d) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class; (e) each class may have separate exchange privileges, although exchange privileges are not currently contemplated; and (f) each class may have different conversion features, although a conversion feature is not currently contemplated. Expenses currently designated as "Class Expenses" by the Trust's Board of Trustees under the plan pursuant to Rule 18f-3 are currently limited to payments made to the Distributor for the Class IB shares, pursuant to the Distribution Plan for the Class IB shares adopted pursuant to Rule 12b-1 under the 1940 Act.


PURCHASE AND REDEMPTION OF SHARES

Class IB shares are offered and redeemed, without a sales charge, at net asset value and are subject to distribution fees under the Distribution Plan. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after an order is placed by an insurance company investing in or redeeming from the Trust. Net asset value per share is calculated for purchases and redemption of shares of each Portfolio by dividing the value of total Portfolio assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of outstanding shares of that Portfolio. The net asset value per share of each Portfolio is determined each business day at 4:00 p.m. Eastern time. Net asset value per share is not calculated on national business holidays.

The Trust has a distribution agreement for its Class IB shares with Equitable Distributors, Inc., a Delaware corporation and an indirect, wholly-owned subsidiary of Equitable pursuant to which it acts as the Distributor for the Class IB shares of the Trust.

The Trust has adopted the Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Class IB shares of the Trust. Pursuant to the Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class IB shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class IB shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class IB shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of Class IB shares.

The Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the Distribution Agreement, payments to the Distributor for activities pursuant to the Distribution

Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares. Under terms of the Distribution Plan and the Distribution Agreement, each Portfolio is authorized to make payments monthly to the Distributor which may be used to pay or reimburse entities providing distribution and shareholder servicing with respect to the Class IB shares for such entities' fees or expenses incurred or paid in that regard.

The Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class IB shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Distribution Plan and in connection with their annual consideration of the Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class IB shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class IB shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Trust Class IB shares; (d) obtaining information and providing explanations to wholesale and retail distributors of Contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (e) training sales personnel regarding the Class IB shares of the Trust; and (f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class IB shares.


All shares are purchased and redeemed in accordance with the Trust's Amended and Restated Declaration of Trust and By-Laws. Sales and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Portfolio. All redemption requests will be processed and payment with respect thereto will be made within seven days after tenders. The Trust may suspend redemption, if permitted by the 1940 Act, for any period during which the New York Stock Exchange is closed or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemption may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. If the Board of Trustees determines that it would be detrimental to the best interest of the Trust's remaining shareholders to make payment in cash, the Trust may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.


HOW ASSETS ARE VALUED

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are generally valued as follows:

     o Stocks and debt securities which mature in more than 60 days are valued on the basis of market quotations.

     o Foreign securities not traded directly in the United States are valued at representative quoted prices in the currency of the country of origin. Foreign currency amounts are translated into United States dollars at the bid price last quoted by a composite list of major United States banks.


     o Short-term debt securities in the Portfolios which mature in 60 days or less are valued at amortized cost, which approximates market value.

     o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the Valuation Committee of the Board of Trustees of the Trust using its best judgment.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


Under current federal income tax law, the Trust believes that each Portfolio is entitled, and the Trust intends that each Portfolio shall qualify each year and elect, to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. As a RIC, a Portfolio will not be subject to federal tax on its net investment income and net realized capital gains to the extent such income and gains are timely distributed to its insurance company shareholders. Accordingly, each Portfolio intends to distribute all of its net investment income and net realized capital gains to its shareholders. An insurance company that is a shareholder of a Portfolio will generally not be taxed on distributions from that Portfolio. All dividend distributions will be reinvested in full and fractional shares of the Portfolio to which they relate.


Although the Trust intends that it and the Portfolios will be operated so that they will have no federal income or excise tax liability, if any such liability is nevertheless incurred, the investment performance of the Portfolio or Portfolios incurring such liability will be adversely affected. In addition, Portfolios investing in foreign securities and currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolio.


In addition to meeting investment diversification rules applicable to regulated investment companies under Subchapter M of the Code, each Portfolio will also comply with the investment diversification requirements of Subchapter L of the Code. Were any Portfolio to fail to comply with those requirements, owners of Contracts (other than "pension plan contracts") funded through the Trust would be taxed immediately on the accumulated investment earnings under their Contracts and would thereby lose any benefit of tax deferral. Compliance is therefore carefully monitored by the Administrator and the Manager.


Certain additional tax information appears in the Statement of Additional Information.

For more information regarding the tax implications for owners of Contracts investing in the Trust, refer to the prospectuses for those Contracts.

                           PERFORMANCE INFORMATION

From time to time, the Trust may advertise the "average annual or cumulative total return" and may compare the performance of the Portfolios with that of other mutual funds with similar investment objectives as listed in rankings prepared by Lipper Analytical Services, Inc., or similar independent services monitoring mutual fund performance, and with appropriate securities or other relevant indices. The "average annual total return" of a Portfolio refers to the average annual compounded rate of return over the stated period that would equate an initial investment in that Portfolio at the beginning of the period to its ending redeemable value, assuming reinvestment of all dividends and distributions and deduction of all recurring charges, other than charges and deductions which may be imposed under the Contracts. Performance figures will be given for the recent one, five and ten year periods and for the life of the Portfolio if it has not been in existence for any such periods. When considering "average annual total return" figures for periods longer than one year, it is important to note that a Portfolio's annual total return for any given year might have been greater or less than its average for the entire period. "Cumulative total return" represents the total change in value of an investment in a Portfolio for a specified period (again reflecting changes in Portfolio share prices and assuming reinvestment of Portfolio distributions). The methods used to calculate "average annual and cumulative total return" are described further in the Statement of Additional Information.

The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period. Such performance does not reflect fees and charges imposed under the Contracts, which fees and charges will reduce such performance figures; therefore, these figures may be of limited use for comparative purposes. No Portfolio will use information concerning its investment performance in advertisements or sales materials unless appropriate information concerning the relevant separate account is also included.


                       PRIOR PERFORMANCE OF EACH ADVISER


The following table provides information concerning the historical performance of another registered investment company managed by each Adviser, that has investment objectives, policies, strategies and risks substantially similar to those of its respective Portfolio(s) of the Trust. The data is provided to illustrate the past performance of each Adviser in managing a substantially similar investment vehicle as measured against specified market indices and does not represent the past performance of any of the Portfolios or the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser.


Each Adviser's performance data shown below for the [name of other fund] was calculated in accordance with standards proscribed by the SEC for the calculation of average annual total return information for registered investment companies. Share prices and investment returns will fluctuate reflecting market conditions as well as changes in company-specific fundamentals of portfolio securities.

In the table below, the only account that is included is another registered investment company, i.e., [name of other fund] that is managed by the Adviser. However, such other investment company may be subject to different expenses than the Portfolios.

The investment results of [name of other fund] presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Portfolios or an individual investor investing in such Portfolios.


                    NAME OF PORTFOLIO

                                           [NAME OF                  [S&P 500
         YEAR                           OTHER FUND1, 2]               INDEX3]
         ----                           ---------------               -------

      One Year4

     Three Years4

     Five Years4

   Since inception4

-----------------------

[1 Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.]

[2 The expense ratio of [name of fund] was capped at ____% for the period __________ to __________ (reflecting annualized reimbursement of expenses of ____%). Thereafter the expense ratio declined from _____% to ____%, reflecting, in general, economies of scale associated with an increase in assets under management. The expense ratio of the [name of fund] is capped at ____% through December 31, 1996.]


[3 The S&P 500 Index ("Index") is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the United States stock market. The Index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.]


[4   Through December 31, 1996.]

                               EQ ADVISORS TRUST

                      STATEMENT OF ADDITIONAL INFORMATION

                               ____________, 1997


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus for the EQ Advisors Trust ("Trust") dated _______, 1997, which may be obtained without charge by writing to the Trust at 787 Seventh Avenue, New York, New York 10019 or by calling 1-800-___-____. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.





                               TABLE OF CONTENTS

                                                                           Page


General Information and History................................................
Investment Restrictions........................................................
Description of Certain Securities in Which the
  Portfolio May Invest.........................................................
Management of the Trust........................................................
Investment Management and Other Services.......................................
Brokerage Allocation...........................................................
Purchase and Pricing of Securities.............................................
Redemption of Shares ..........................................................
Certain Tax Considerations.....................................................
Portfolio Performance..........................................................
Other Services.................................................................
Appendix ......................................................................

                        GENERAL INFORMATION AND HISTORY


THE TRUST


The Trust is an open-end management investment company--a type of company commonly known as a "mutual fund." It is registered as such under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust, organized as a Delaware business trust, currently offers two classes of shares on behalf of the T. Rowe Price International Stock Portfolio, T. Rowe Price Equity Income Portfolio, EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio, EQ Putnam Balanced Portfolio, MFS Research Portfolio, MFS Emerging Growth Companies Portfolio, Morgan Stanley Emerging Markets Equity Portfolio, Warburg Pincus Small Company Value Portfolio, Merrill Lynch Global Allocation Portfolio and Merrill Lynch Basic Value Portfolio (each a "Portfolio," and together the "Portfolios"). Class IA shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class IB shares are offered at net asset value and are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act.


The two classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on _________, 1997, which is designed to allow promotion of insurance products investing in the Trust though alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

The Trust continuously offers its shares exclusively to separate accounts of insurance companies in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts"). Class IA shares and Class IB shares currently are sold only to separate accounts of The Equitable Life Assurance Society of the United States ("Equitable"). As of _________, 1997, Equitable owned 100% of the Trust's outstanding Class IA shares and Class IB shares and, as a result, may be deemed to be a control person with respect to the Trust.


As a "series" type of mutual fund, the Trust issues separate series of shares of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contractowners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of the date of this Statement of Additional Information ("SAI"), no Contractowners owned Contracts entitling such persons to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.

The Trust may in the future offer its shares to separate accounts of insurance companies unaffiliated with Equitable, as well as to the tax-qualified retirement plans. The Trust does not currently foresee any disadvantages to Contractowners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other or to tax-qualified retirement plans. However, it is theoretically possible that, at some time, the interests of various Contractowners participating in the Trust through their separate accounts and tax-qualified retirement plans might conflict. In the case of a material irreconcilable conflict, one or more separate accounts or the tax-qualified retirement plans might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and tax-qualified retirement plans and will take whatever remedial action may be necessary.

EQ Financial Consultants, Inc. ("Manager") is the investment manager for each Portfolio. T. Rowe Price Associates, Inc. ("T. Rowe Price"), Price-Fleming International, Inc. ("Price-Fleming"), Putnam Investment Management Inc. ("Putnam Management"), Massachusetts Financial Services Company ("MFS"), Morgan Stanley Asset Management Inc. ("MSAM"), Warburg, Pincus Counsellors, Inc. ("Warburg"), and Merrill Lynch Asset Management, L.P. ("MLAM") (each an "Adviser," and together the "Advisers") serve as investment advisers to one or more of the Portfolios, as described more fully in the Prospectus.



LEGAL CONSIDERATIONS

Under Delaware law, annual election of Trustees is not required, and, in the normal course, the Trust does not expect to hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Pursuant to the procedures set forth in Section 16(c) of the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Trust may remove a Trustee by a vote cast in person or by proxy at a meeting called for that purpose.


Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of Trustees can, if they choose to do so, elect all the Trustees of the Trust, in which event the holders of the remaining shares will be unable to elect any person as a Trustee. The Amended and Restated Declaration of Trust of the Trust requires the affirmative vote of a majority of the outstanding shares of the Trust.


The shares of each Portfolio, when issued, will be fully paid and non-assessable and will have no preference, preemptive, conversion, exchange or similar rights.

                            INVESTMENT RESTRICTIONS


FUNDAMENTAL RESTRICTIONS


Each Portfolio has also adopted certain investment restrictions which are fundamental and may not be changed without approval by a "majority" vote of the Portfolio's shareholders. Such majority is defined in the 1940 Act as the lesser of: (i) 67% or more of the voting securities of such Portfolio present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of such Portfolio. Set forth below are each of the fundamental restrictions adopted by each of the Portfolios. Fundamental policies (5) and (6) below shall not apply to the Morgan Stanley Emerging Markets Portfolio and the Merrill Lynch Global Allocation Portfolio. Certain non-fundamental operating policies are also described in this section because of their direct relevance to the fundamental restrictions adopted by the Portfolios.



Each Portfolio, except as described directly above, may not as a matter of fundamental policy:


(1)  Borrow money, except that:


     a. each Portfolio may (i) borrow for non-leveraging, temporary or emergency purposes and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the Portfolios' respective investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33 1/3% of the value of the Portfolios' respective total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. Each Portfolio may borrow from banks or other persons to the extent permitted by applicable law;


     b. as a matter of non-fundamental operating policy, no Portfolio will purchase additional securities when money borrowed exceeds 5% of its total assets;


     c. the EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio, and EQ Putnam Balanced Portfolio each, as a matter of non-fundamental operating policy, may borrow only from banks (i) as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or (ii) for extraordinary or emergency purposes, provided that the combination of (i) and (ii) shall not exceed 10% of the applicable Portfolio's net assets (taken at lower of cost or current value), not including the amount borrowed, at the time the borrowing is made. Each Portfolio will repay borrowings before any additional investments are purchased;

     d. the Warburg Pincus Small Company Value Portfolio, as a matter of non-fundamental operating policy, may (i) borrow from banks for temporary or emergency purposes and (ii) enter into reverse repurchase agreements, dollar roll transactions that are accounted for as financing and any other transactions constituting borrowing, provided that the combination of (i) and (ii) shall not exceed 30% of the value of the Portfolio's total assets at the time of such borrowing.

     e. the Merrill Lynch Global Allocation Portfolio and the Merrill Lynch Basic Value Portfolio, as a matter of non-fundamental operating policy, may to the extent permitted by applicable law, borrow up to an additional 5% of their respective total assets for temporary purposes.

(2) Purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider currency contracts, hybrid investments, swaps or other similar instruments to be commodities;


(3) Purchase the securities of any issuer if, as a result, more than 25% of the value of the Portfolio's total assets would be invested in the securities of issuers having their principal business activities in the same industry. United States, state or local governments, or related agencies or instrumentalities, are not considered an industry. Industries are determined by reference to the classifications of industries set forth in each Portfolio's semi-annual and annual reports;

(4)  Make loans, except that:



     a. each Portfolio may: (i) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Portfolio's total assets;
          (ii) purchase money market securities and enter into repurchase agreements; and (iii) acquire publicly-distributed or privately-placed debt securities and purchase debt securities. Each Portfolio will consider the acquisition of a debt security to include the execution of a note or other evidence of an extension of credit with a term of more than nine months;

     b. the EQ Putnam Growth & Income Value Portfolio and EQ Putnam International Equity Portfolio, as a matter of non-fundamental operating policy, may purchase debt obligations consistent with the respective investment objectives and policies of each of those Portfolios: (i) by entering into repurchase agreements with respect to not more than 25% of the Portfolios' respective total assets (taken at current value) or (ii) through the lending of the Portfolios' portfolio securities with respect to not more than 25% of the Portfolios' respective total assets (taken at current value);

     c. the MFS Emerging Growth Companies Portfolio, as a matter or non-fundamental operating policy, may lend its portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 30% of its total assets (taken at market value).


(5) Purchase a security if, as a result, with respect to 75% of the value of its total assets, more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;


(6) Purchase a security if, as a result, with respect to 75% of the value of the Portfolio's total assets, more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

(7) Purchase or sell real estate, except each Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and each Portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

(8)  Issue senior securities except in compliance with the 1940 Act; or


(9) Underwrite securities issued by other persons, except to the extent that the Portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act"), in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective, policies and program.


NON-FUNDAMENTAL RESTRICTIONS

The following investment restrictions apply to each Portfolio, but are not fundamental. They may be changed for any Portfolio without a vote of that Portfolio's shareholders.

Each Portfolio may not:

(1) Purchase a futures contract or an option thereon if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such options would exceed 5% of the Portfolio's net asset value;


(2) Purchase (a) illiquid securities, (b) securities restricted as to resale (excluding securities determined by the Board of Trustees to be readily marketable), and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of each Portfolio's net assets (and with respect to the Warburg Pincus Small Company Value Portfolio 10% of its net assets) would be invested in such securities. (Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Trust's Board are not subject to the limitations set forth in this investment restriction.)

(3) Purchase securities on margin, except that each Portfolio may: (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) may make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

(4) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 331/3% of the respective total assets of each Portfolio (except for the EQ Putnam International Growth Portfolio), and may not exceed 15% of EQ Putnam International Growth Portfolio's total assets (taken at the lower of cost or market value), each taken at the time of the permissible borrowing or investment. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

(5) Purchase participations or other direct interests in or enter into leases with respect to, oil, gas, or other mineral exploration or development programs, except that the MFS Emerging Growth Companies Portfolio, Warburg Pincus Small Company Value Portfolio, Merrill Lynch Global Allocation Portfolio, and Merrill Lynch Basic Value Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

(6) Invest in puts, calls, straddles, spreads, swaps or any combination thereof, except to the extent permitted by the Portfolio's Prospectus and Statement of Additional Information; or

(7) Effect short sales of securities unless at all times when a short position is open the Portfolio owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and at least equal in amount to, the securities sold short. Permissible futures contracts, options, or currency transactions will not be deemed to constitute selling securities short.

In addition to the restrictions described above, some foreign countries limit, or prohibit, all direct foreign investment in the securities of companies domiciled therein. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as passive foreign investment companies. The Portfolios are subject to certain percentage limitations under the 1940 Act relating to the purchase of securities of investment companies, and, consequently, each Portfolio may have to subject any of its investments in other investment companies, including passive foreign investment companies, to the limitation that no more than 10% of the value of the Portfolio's total assets may be invested in such securities.



                 DESCRIPTION OF CERTAIN SECURITIES IN WHICH THE
                             PORTFOLIOS MAY INVEST



ASSET-BACKED SECURITIES

Asset-backed securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (e.g., loans) are also subject to prepayments which shorten the securities' weighted average life and may lower their return.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.


FOREIGN CURRENCY TRANSACTIONS

Forward Foreign Currency Transactions. A forward foreign currency exchange contract ("forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.


A Portfolio may enter into forward contracts for a variety of purposes in connection with the management of the foreign securities portion of its portfolio. The Portfolio's use of such contracts will include, but not be limited to, the following situations.

First, when the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

Second, when a Portfolio's Adviser believes that one currency may experience a substantial movement against another currency, including the U.S. dollar, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio.

The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the diversification strategies. However, the Adviser to the Portfolio believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Portfolio will be served.

A Portfolio may enter into forward contracts for any other purpose consistent with the Portfolio's investment objective and program. However, the Portfolio will not enter into a forward contract, or maintain exposure to any such contract(s), if the amount of foreign currency required to be delivered thereunder would exceed the Portfolio's holdings of liquid, high-grade debt securities and currency available for cover of the forward contract(s). In determining the amount to be delivered under a contract, the Portfolio may net offsetting positions.

At the maturity of a forward contract, a Portfolio may sell the portfolio security and make delivery of the foreign currency, or it may retain the security and either extend the maturity of the forward contract (by "rolling" that contract forward) or may initiate a new forward contract. If a Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency.

Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent of the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

Although the Portfolio values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Portfolio will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should the Portfolio desire to resell that currency to the dealer.


Foreign Currency Options, Foreign Currency Futures Contracts and Options on Futures. Each Portfolio (except for the MFS Research Portfolio and Merrill Lynch Basic Value Portfolio) may purchase or sell exchange-traded foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The Portfolios will write options on foreign currency or on foreign currency futures contracts only if they are "covered." A put on a foreign currency or on a foreign currency futures contract written by a Portfolio will be considered "covered" if, so long as the Portfolio is obligated as the writer of the put, it segregates with the Portfolio's custodian cash, United States Government securities or other liquid high-grade debt securities equal at all times to the aggregate exercise price of the put. A call on a foreign currency or on a foreign currency future contract written by the Portfolio will be considered "covered" only if the Portfolio owns short term debt securities with a value equal to the face amount of the option contract and denominated in the currency upon which the call is written. Option transactions may be effected to hedge the currency risk on non-United States dollar-denominated securities owned by a Portfolio, sold by a Portfolio but not yet delivered or anticipated to be purchased by a Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in United States dollars of an investment in a Japanese yen-denominated security. In these circumstances, a Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option.

Certain differences exist between foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party contracts (performance is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of the currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. See "Options" -- "Over-the-Counter Options," below.


A Portfolio will not speculate in foreign currency options, futures or related options. Accordingly, a Portfolio will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.


For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" on page ___.

FOREIGN SECURITIES

Foreign securities involve currency risks. The value of a foreign security denominated in foreign currency changes with variations in the exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

Depositary Receipts. For many foreign securities there are depositary receipts. Depositary receipts are securities representing ownership interests in securities of foreign companies (an "underlying issuer") and are deposited with a securities depositary. Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence ownership interests in a security of pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary receipts may be "sponsored" or "unsponsored". Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. In addition, the issuers of the securities underlying unsponsored depositary receipts are not obligated to disclose materials information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts. For purposes of a Portfolio's investment policies, the Portfolio's investment in depositary receipts will be deemed to be investments in the underlying securities except as noted.

Eastern European and Russian Securities. The economies of Eastern European countries are currently suffering both from the stagnation resulting from centralized economic planning and control and the higher prices and unemployment associated with the transition to market economics. Unstable economic and political conditions may adversely affect security values. Upon the accession to power of Communist regimes approximately 40 years ago, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those governments were never finally settled. In the event of the return to power of the Communist Party, there can be no assurance that a Portfolio's investments in Eastern Europe would not be expropriated, nationalized or otherwise confiscated.

The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of equity securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by law to employ an independent company to maintain share registers, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices could cause a delay in the sale of Russian securities by a Portfolio if the company deems a purchaser unsuitable, which may expose a Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Trustees of the Trust has approved certain procedures concerning a Portfolio's investments in Russian securities. Among these procedures is a requirement that a Portfolio will not invest in the securities of a Russian company unless that issuer's registrar has entered into a contract with a Portfolio's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of a Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

Emerging Market Equity Securities and Fixed Income Securities. Investments in emerging market country government fixed income securities involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Portfolio may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government Fixed Income Securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign government debt obligations in the event of default under their commercial bank loan agreements.

Eurodollar and Yankee Dollar Obligations. Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.


FORWARD COMMITMENTS, WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

Forward commitments, when-issued and delayed delivery transactions arise when securities are purchased by a Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Portfolio at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-issued or delayed delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Portfolio anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Portfolio purchases securities on a forward commitment, when-issued or delayed delivery basis it does not pay for the securities until they are received, and the Portfolio is required to create a segregated account with the Trust's custodian and to maintain in that account cash or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Portfolio's forward commitments, when-issued or delayed delivery commitments.

A Portfolio will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Portfolio may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Portfolio may close out its position prior to the settlement date by entering into a matching sale transaction.

Although none of the Portfolios intends to make such purchases for speculative purposes and each Portfolio intends to adhere to the policies of the Securities and Exchange Commission ("SEC"), purchases of securities on such a basis may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Portfolio subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Portfolio may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Portfolio determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed delivery securities before delivery, that Portfolio may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed delivery basis, a Portfolio will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Portfolio's payment obligation).




FUTURES

Futures Transactions. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission ("CFTC").

No purchase price is paid or received when the contract is entered into. Instead, a Portfolio upon entering into a futures contract (and to maintain the Portfolio's open positions in futures contracts) would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, United States government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Portfolio. These subsequent payments called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Portfolios expect to earn interest income on their initial and variation margin deposits.

A Portfolio will incur brokerage fees when it purchases and sells futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Portfolio will usually be liquidated in this manner, the Portfolio may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.



Securities Index Futures Contracts. Purchases or sales of securities index futures contracts may be used in an attempt to protect a Portfolio's current or intended investments from broad fluctuations in securities prices. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

By establishing an appropriate "short" position in index futures, a Portfolio may also seek to protect the value of its portfolio against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Portfolio can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

Options on Futures Contracts. Each Portfolio, as specified in the Prospectus, may purchase and write exchange-traded call and put options on futures contracts of the type which the particular Portfolio is authorized to enter into. These options are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

The Portfolios will write only options on futures contracts which are "covered." A Portfolio will be considered "covered" with respect to a put option it has written if, so long as it is obligated as a writer of the put, the Portfolio segregates with its custodian cash, United States Government securities or liquid high-grade debt obligations at all times equal to or greater than the aggregate exercise price of the puts it has written (less any related margin deposited with the futures broker). A Portfolio will be considered "covered" with respect to a call option it has written on a debt security future if, so long as it is obligated as a writer of the call, the Portfolio owns a security deliverable under the futures contract. A Portfolio will be considered "covered" with respect to a call option it has written on a securities index future if the Portfolio owns, so long as the Portfolio is obligated as the writer of the call, a portfolio of securities the price changes of which are, in the opinion of its Adviser, expected to replicate substantially the movement of the index upon which the futures contract is based.

Upon the exercise of a call option, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which will offset any favorable changes in the value of its portfolio securities or, in the case of a put, lower prices of securities it intends to acquire.

Options on futures contracts can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

The purchase of put options on futures contracts is a means of hedging a portfolio of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Portfolio is not fully invested.



The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities. If the futures price at expiration is below the exercise price, the Portfolio will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the value of the Portfolio's holdings of securities. The writing of a put option on a futures contract is analogous to the purchase of a futures contract in that it hedges against an increase in the price of securities the Portfolio intends to acquire. However, the hedge is limited to the amount of premium received for writing the put.

Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. The Portfolios will not engage in transactions in futures contracts and related options for speculation. In addition, the Portfolios will not purchase or sell futures contracts or related options unless either (1) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations) or (2) if purchased for other purposes, the sum of the amounts of initial margin deposits on a Portfolio's existing futures and premiums required to establish non-hedging positions would not exceed 5% of the liquidation value of the Portfolio's total assets. In instances involving the purchase of futures contracts or the writing of put options thereon by a Portfolio, an amount of cash and cash equivalents, equal to the cost of such futures contracts or options written (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts or the writing of call options thereon by a Portfolio, the securities underlying such futures contracts or options will at all times be maintained by the Portfolio or, in the case of index futures and related options, the Portfolio will own securities the price changes of which are, in the opinion of its Adviser expected to replicate substantially the movement of the index upon which the futures contract or option is based.

For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" on page ___.

HYBRID INSTRUMENTS

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (hereinafter "Hybrid Instruments"). Generally, a Hybrid Instrument will be a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to prices, changes in prices, or differences between prices, of securities, currencies, intangibles, goods, articles or commodities (collectively "Underlying Assets") or by another objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively "Benchmarks"). Thus, Hybrid Instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity.

Hybrid instruments can be an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a Portfolio may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transactions costs associated with buying and currency-hedging the foreign bond positions. One solution would be to purchase a U.S. dollar-denominated hybrid instrument whose redemption price is linked to the average three year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Portfolio could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly. The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the Portfolio the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that the strategy will be successful and a Portfolio could lose money if, for example, interest rates do not move as anticipated or credit problems develop with the issuer of the Hybrid Instrument.

The risks of investing in Hybrid Instruments reflect a combination of the risks of investing in securities, options, futures and currencies. The risks of a particular Hybrid Instrument will, of course, depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of Underlying Assets to which the instrument is linked. Such risks generally depend upon factors which are unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and which may not be readily foreseen by the purchaser, such as economic and political events, the supply and demand for the Underlying Assets and interest rate movements. In recent years, various Benchmarks and prices for Underlying Assets have been highly volatile, and such volatility may be expected in the future.

Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or Underlying Asset may not move in the same direction or at the same time.

Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates but bear an increased risk of principal loss (or gain). The latter scenario may result if "leverage" is used to structure the Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a given change in a Benchmark or Underlying Asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss as well as the potential for gain.



Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the portfolio needs of a particular investor, and therefore, the number of investors that are willing and able to buy such instruments in the secondary market may be smaller than that for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter market without the guarantee of a central clearing organization or in a transaction between the portfolio and the issuer of the Hybrid Instrument, the creditworthiness of the counter party or issuer of the Hybrid Instrument would be an additional risk factor which the Portfolio would have to consider and monitor. Hybrid Instruments also may not be subject to regulation of the CFTC, which generally regulates the trading of commodity futures by persons in the United States, the SEC, which regulates the offer and sale of securities by and to persons in the United States, or any other governmental regulatory authority. The various risks discussed above, particularly the market risk of such instruments, may in turn cause significant fluctuations in the net asset value of the Portfolio.


INVESTMENT COMPANY SECURITIES.

Investment company securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits a Portfolio from acquiring more than 3% of the outstanding voting shares of an unaffiliated investment company and limits such investments to no more than 5% of the Portfolio's total assets in any unaffiliated investment company and no more than 10% in any combination of unaffiliated investment companies. The 1940 Act also prohibits a Portfolio from acquiring in the aggregate more than 10% of the outstanding voting shares of any registered closed-end investment company.

INVESTMENT GRADE AND LOWER QUALITY FIXED INCOME SECURITIES

Investment grade securities are securities rated Baa by Moody's Investors Service Inc. ("Moody's") or BBB by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P") and comparable unrated securities. Such investment grade securities while normally exhibiting adequate protection parameters have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher grade fixed income securities. Fixed income investments that are rated in the lower categories by NRSROs (i.e., Ba or lower by Moody's or BB or lower by S&P) or are unrated securities of comparative quality are known as "junk bonds." Such lower quality fixed income securities or junk bonds are considered as predominantly speculative by those rating agencies. It is the policy of each Portfolio's Adviser to not rely exclusively on ratings issued by credit rating agencies but to supplement such ratings with the Adviser's own independent and ongoing review of credit quality. Junk bonds may be issued as a consequence of corporate restructuring, such as leveraged buyouts, mergers, acquisitions, debt recapitalizations, or similar events or by smaller or highly leveraged companies. When economic conditions appear to be deteriorating, junk bonds may decline in market value due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Although the growth of the high yield securities market in the 1980s had paralleled a long economic expansion, many issuers have been affected by adverse economic and market conditions. It should be recognized that an economic downturn or increase in interest rates is likely to have a negative effect on: (i) the high yield bond market; (ii) the value of high yield securities; and (iii) the ability of the securities' issuers to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. The market for junk bonds, especially during periods of deteriorating economic conditions, may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, junk bond prices may become more volatile and may experience sudden and substantial price declines. Also, there may be significant disparities in the prices quoted for junk bonds by various dealers. Under such conditions, a Portfolio may find it difficult to value its junk bonds accurately. Under such conditions, a Portfolio may have to use subjective rather than objective criteria to value its junk bond investments accurately and rely more heavily on the judgment of the Trust's Board of Trustees. Prices for junk bonds also may be affected by legislative and regulatory developments. For example, federal rules require that savings and loans gradually reduce their holdings of high-yield securities. Also, from time to time, Congress has considered legislation to restrict or eliminate the corporate tax deduction for interest payments or to regulate corporate restructuring such as takeovers, mergers or leveraged buyouts. Such legislation, if enacted, could depress the prices of outstanding junk bonds.




LOANS AND OTHER DIRECT INDEBTEDNESS

In purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans and other direct indebtedness that are fully secured offer a Portfolio more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan or other direct indebtedness would satisfy the corporate borrower's obligation, or that the collateral can be liquidated.

These loans and other direct indebtedness are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buyouts and other corporate activities. Such loans and other direct indebtedness loans are typically made by a syndicate of lending institutions, represented by an agent lending institution which has negotiated and structured the loan and is responsible for collecting interest, principal and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its rights and the rights of other loan participants against the borrower. Alternatively, such loans and other direct indebtedness may be structured as a "novation" (i.e., a new loan) pursuant to which a Portfolio would assume all of the rights of the lending institution in a loan, or as an assignment, pursuant to which a Portfolio would purchase an assignment of a portion of a lender's interest in a loan or other direct indebtedness either directly from the lender or through an intermediary. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loans and other direct indebtedness acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments that obligate a Portfolio to pay additional cash on a certain date or on demand. These commitments may have the effect of requiring a Portfolio to increase its investment in a company at a time when a Portfolio might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that a Portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or assets in an amount sufficient to meet such commitments.

A Portfolio's ability to receive payment of principal, interest and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Portfolio will purchase, the Adviser will rely upon its own credit analysis of the borrower. As a Portfolio may be required to rely upon another lending institution to collect and pass on to a Portfolio amounts payable with respect to the loan and to enforce a Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy or reorganization of the lending institution may delay or prevent a Portfolio from receiving such amounts. In such cases, a Portfolio will also evaluate the creditworthiness of the lending institution and will treat both the borrower and the lending institutions as an "issuer" of the loan for purposes of certain investment restrictions pertaining to the diversification of a Portfolio's portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a Portfolio. For example, if a loan or other direct indebtedness is foreclosed, a Portfolio could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Portfolio could be held liable. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Portfolio relies on the Adviser's research in an attempt to avoid situations where fraud and misrepresentation could adversely affect a Portfolio. In addition, loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. To the extent that the Adviser determines that any such investments are illiquid, a Portfolio will include them in the investment limitations described below.




MORTGAGE RELATED SECURITIES

The EQ Putnam Balanced Portfolio, Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may invest in mortgage related securities (i.e., mortgage-backed securities). Mortgage- backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be liable to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

The Morgan Stanley Emerging Markets Equity Portfolio may invest in collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans.

CMOs may be issued by a United States government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the United States government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

Prepayments may also result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities, may be issued by agencies or instrumentalities of the United States Government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The Portfolios may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayment are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy or sell those securities at any particular time.

NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

Rule 144A Securities will be considered illiquid and therefore subject to a Portfolio's limit on the purchase of illiquid securities unless the Board or its delegates determines that the Rule 144A Securities are liquid. In reaching liquidity decisions, the Board and its delegates may consider, inter alia, the following factors: (i) the unregistered nature of the security; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security and (v) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


OPTIONS

Writing Call Options. A call option is a contract which gives the purchaser of the option (in return for a premium paid) the right to buy, and the writer of the option (in return for a premium received) the obligation to sell, the underlying security at the exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. A call option on a security is covered, for example, when the writer of the call option owns the security on which the option is written (or on a security convertible into such a security without additional consideration) throughout the option period.

A Portfolio will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Portfolio will retain the risk of loss should the price of the security decline. The premium is intended to offset that loss in whole or in part. Unlike the situation in which the Portfolio owns securities not subject to a call option, the Portfolio, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

A Portfolio may terminate its obligation under an option it has written by buying an identical option. Such a transaction is called a "closing purchase transaction." The Portfolio will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale of the corresponding call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or part by unrealized appreciation of the underlying security owned by the Portfolio. When an underlying security is sold from the Portfolio's securities portfolio, the Portfolio will effect a closing purchase transaction so as to close out any existing covered call option on that underlying security.

Writing Put Options. The writer of a put option becomes obligated to purchase the underlying security at a specified price during the option period if the buyer elects to exercise the option before its expiration date. A Portfolio which writes a put option will be required to "cover" it, for example, by depositing and maintaining in a segregated account with its custodian cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

The Portfolios may write put options either to earn additional income in the form of option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value (e.g., the option is exercised because of a decline in the price of the underlying security, but the amount paid by the Portfolio, offset by the option premium, is less than the current price). The risk of either strategy is that the price of the underlying security may decline by an amount greater than the premium received. The premium which a Portfolio receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to that market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

A Portfolio may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

Purchasing Put and Call Options. A Portfolio may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Portfolio to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Portfolio will continue to receive interest or dividend income on the security. The Portfolios may also purchase call options on securities to protect against substantial increases in prices of securities that Portfolios intend to purchase pending their ability to invest in an orderly manner in those securities. The Portfolios may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction cost paid on the put or call option which was bought.

Securities Index Options. A Portfolio may write covered put and call options and purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Portfolio's securities or securities it intends to purchase. Each Portfolio writes only "covered" options. A call option on a securities index is considered covered, for example, if, so long as the Portfolio is obligated as the writer of the call, it holds securities the price changes of which are, in the opinion of a Portfolio's Adviser, expected to replicate substantially the movement of the index or indexes upon which the options written by the Portfolio are based. A put on a securities index written by a Portfolio will be considered covered if, so long as it is obligated as the writer of the put, the Portfolio segregates with its custodian cash, United States Government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier."

A securities index fluctuates with changes in the market value of the securities so included. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

Over-the-Counter Options. Certain Portfolios may enter into contracts (or amend existing contracts with primary dealers with whom they write over-the-counter options. The contracts will provide that each Portfolio has the absolute right to repurchase an option it writes at any time at a repurchase price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula contained in the contract. Although the specific details of the formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by each Portfolio for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount the option is "in-the-money"). The formula will also include a factor to account for the difference between the price of the security and the strike price of the option if the option is written "out-of-the-money." Although the specific details of the formula may vary with different primary dealers, each contract will provide a formula to determine the maximum price at which each Portfolio can repurchase the option at any time. The Portfolios have established standards of creditworthiness for these primary dealers, although the Portfolios may still be subject to the risk that firms participating in such transactions will fail to meet their obligations. In instances in which a Portfolio has entered into agreements with respect to the over-the-counter options it has written, and such agreements would enable the Portfolio to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by it, the Portfolio would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the amount by which the price of the option exceeds the exercise price.

For information concerning the risks associated with utilizing options, futures contracts, and forward foreign currency exchange contracts, please see "Risks of Transactions in Options, Futures Contracts and Forward Currency Contracts" on page __.




PRECIOUS METAL-RELATED SECURITIES

The Merrill Lynch Global Allocation Portfolio may invest in the equity securities of companies that explore for, extract, process or deal in precious metals, i.e., gold, silver and platinum, and in asset-based securities indexed to the value of such metals. Such securities may be purchased when the Adviser for the Portfolio believes they are attractively priced in relation to the value of a company's precious metal-related assets or when the value of precious metals are expected to benefit from inflationary pressure or other economic, political or financial uncertainty or instability. The prices of precious metals and of the securities of precious metal-related companies historically have been subject to high volatility. In addition, the earnings of precious metal-related companies may be adversely affected by volatile metals prices when may adversely affect the financial condition of such companies.

The major producers of gold include the Republic of South Africa, Russia, Canada, the United States, Brazil and Australia. Sales of gold by Russia are largely unpredictable and often relate to political and economic considerations rather than to market forces. Economic, social and political developments within South Africa may significantly affect South African gold production.

A Portfolio may invest in debt securities, preferred stock or convertible securities, the principal amount, redemption terms or conversion terms of which are related to the market price of some precious metals such as gold bullion. (These securities are referred to herein as "Asset-Based Securities".) A Portfolio will purchase only Asset-Based Securities that are rated, or are issued by issuers that have outstanding debt obligations rated, BBB or better by S&P or Baa or better by Moody's or commercial paper rated A-1 by S&P or Prime-1 by Moody's or of issuers that the Adviser has determined to be of similar creditworthiness. If the Asset-Based Security is backed by a bank letter of credit or other similar facility, the Adviser may take such backing into account in determining the creditworthiness of the issuer. While the market prices for an Asset-Based Security and the related natural resource asset generally are expected to more in the same direction, there may not be perfect correlation in the two price movements. Asset-Based Securities may not be secured by a security interest in or claim on the underlying natural resource asset. The Asset-Based Securities in which a Portfolio may invest may bear interest or pay preferred dividends at below market (or even at relatively nominal) rates. Certain Asset-Based Securities may be payable at maturity in cash at the stated principal amount or, at the option of the holder, directly in a stated amount of the asset to which it is related. In such instance, because a Portfolio presently does not intend to invest directly in natural resource assets, a Portfolio would sell the Asset-Based Security in the stated amount of the asset exceeds the stated principal amount and thereby realize the appreciation in the underlying asset.


REPURCHASE AGREEMENTS

Under a repurchase agreement, underlying debt instruments are acquired for a relatively short period (usually not more than one week and never more than a year) subject to an obligation of the seller to repurchase and the Portfolio to resell the instrument at a fixed price and time, thereby determining the yield during the Portfolio's holding period. This results in a fixed rate of return insulated from market fluctuation during that holding period.

Repurchase agreements may have the characteristics of loans by a Portfolio. During the term of the repurchase agreement, a Portfolio retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors on a daily basis the market value of the security subject to the agreement and requires the seller to deposit with the Portfolio collateral equal to any amount by which the market value of the security subject to the repurchase agreements falls below the resale amount provided under the repurchase agreement. A Portfolio will enter into repurchase agreements (with respect to United States Government obligations, certificates of deposit, or bankers' acceptances) with registered brokers-dealers, United States Government securities dealers or domestic banks whose creditworthiness is determined to be satisfactory by the Portfolio's Adviser, pursuant to guidelines adopted by the Board of Trustees. Generally, a Portfolio does not invest in repurchase agreements maturing in more than seven days. The staff of the SEC currently takes the position that repurchase agreements maturing in more than seven days are illiquid securities.

If a seller under a repurchase agreement were to default on the agreement and be unable to repurchase the security subject to the repurchase agreement, the Portfolio would look to the collateral underlying the seller's repurchase agreement, including the security subject to the repurchase agreement, for satisfaction of the seller's obligation to the Portfolio. In the event a repurchase agreement is considered a loan and the seller defaults, the Portfolio might incur a loss if the value of the collateral declines and may incur disposition costs in liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization of the collateral may be delayed or limited and a loss may be incurred.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

The Warbury Pincus Small Company Portfolio may enter into reverse repurchase agreements and dollar rolls. Reverse repurchase agreements involve the sale of securities held by the Portfolio pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Portfolio enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). The assets contain in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Portfolio has sold but it obligated to repurchase. In the even the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and the Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The Portfolio may also enter into "dollar rolls," in which the Portfolio sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, the Portfolio would forego principal and interest paid on such securities. The Portfolio would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time the Portfolio enters into a dollar roll transaction, it will place in a segregated account maintained with an approved custodian cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.



RISKS OF TRANSACTIONS IN OPTIONS, FUTURES CONTRACTS AND FORWARD CURRENCY
CONTRACTS

Options. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange (exchange). There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Portfolio is unable to effect a closing purchase transaction, the Portfolio will not sell the underlying security until the option expires or the Portfolio delivers the underlying security upon exercise.

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




Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The Portfolios will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options and the securities used as "cover" for such options may be considered illiquid securities.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Portfolio will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

Futures. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.


A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, market trends or interest rate trends. There are several risks in connection with the use by a

Portfolio of futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. A Portfolio's Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of the Portfolio's underlying instruments sought to be hedged.

Successful use of futures contracts by a Portfolio for hedging purposes is also subject to a Portfolio's ability to correctly predict movements in the direction of the market. It is possible that, when a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments underlying futures might advance and the value of the underlying instruments held in the Portfolio's portfolio might decline. If this were to occur, the Portfolio would lose money on the futures and also would experience a decline in value in its underlying instruments.

Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Portfolios (except for the MFS Research Portfolio) intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin. However, in the event futures positions are used to hedge portfolio securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

Foreign Options and Futures. Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade. Neither the National Futures Association nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law. This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market. Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs. For these reasons, when a Portfolio trades foreign futures or foreign options contracts, it may not be afforded certain of the protective measures provided by the Commodity Exchange Act, the CFTC's regulations and the rules of the National Futures Association and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the National Futures Association or any domestic futures exchange. In particular, funds received from a Portfolio for foreign futures or foreign options transactions may not be provided the same protections as funds received in respect of transactions on United States futures exchanges. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time the Portfolio's order is placed and the time it is liquidated, offset or exercised.

Foreign Currency Contracts. Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Whether a currency hedge benefits a Portfolio will depend on the ability of a Portfolio's Adviser to predict future currency exchange rates.


The writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and a Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Portfolio's position, it may forfeit the entire amount of the premium plus related transaction costs.



SECURITIES LOANS

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked to market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's investment program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.



STANDBY COMMITMENT AGREEMENTS

Standby commitment agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security that may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the standby commitment agreement, the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Portfolio has committed to purchase. A Portfolio will enter into such agreement only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Portfolio. A Portfolio will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to legal restrictions on resale, will not exceed 15% of its total assets taken at the time of acquisition of such commitment or security. A Portfolio will at all times maintain a segregated account with its custodian consisting of cash in an aggregate amount equal to the purchase price of the securities underlying the commitment.

There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issue, the Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.




STRUCTURED NOTES

The Morgan Stanley Emerging Markets Equity Portfolio may enter into structured notes transactions. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Because structured notes of the type in which the Portfolio may invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Portfolio may invest in a class of structured notes that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured notes typically have higher yields and present greater risks than unsubordinated structured notes. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

SWAPS

The Morgan Stanley Emerging Markets Equity Portfolio and Merrill Lynch Global Allocation Portfolio may enter into swap transactions. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon single or fixed amount (or premium). The term "specified index" includes currencies, fixed interest rates, prices, total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

The swaps in which the Portfolios may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments that Portfolio is contractually obligated to make. If the other party to a swap defaults, a Portfolio's risk of loss consists of the net amount of payments that a Portfolio s contractually entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, the Portfolios may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.



A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of unencumbered liquid assets, to avoid any potential leveraging of the Portfolio. To the extent that these swaps are entered into for hedging purposes, the Adviser believes such obligations do not constitute "senior securities" under the 1940 Act and, accordingly, the Adviser will not treat them as being subject to a Portfolio's borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Adviser in accordance with guidelines established by the

Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have a S&P rating below AA.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios would be less favorable than it would have been if this investment technique were not used.


WARRANTS

Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities which it entitles a holder to purchase, and because it does not represent any rights in the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.



                            MANAGEMENT OF THE TRUST

As of _________, 1997, the Trustees and officers of the Trust owned Contracts entitling them to provide voting instructions in the aggregate with respect to less than one percent of the Trust's shares of beneficial interest.


THE TRUSTEES


NAME, ADDRESS AND AGE          PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
---------------------          -------------------------------------------
Peter D. Noris* (40)          Executive Vice President and Chief Investment
Equitable                     Officer of Equitable since May 1995; prior
787 Seventh Avenue            thereto, Vice President of Salomon Brothers Inc.,
New York, New York            from 1992 to 1995. Principal of Equity Division,
10019                         Morgan Stanley & Co. Inc., from 1984 to 1992.
                              Director of Equitable Real Estate Investment
                              Management, Inc. since September 1995 and of
                              Alliance Capital Management Co. since July 1995.
                              Trustee of the Hudson River Trust (investment company) since July 1995. Executive Vice
                              President of EQ Financial Consultants, Inc. since
                              November 1996.

* Mr. Noris is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Noris is deemed an "interested person" of the Trust by virtue of his position as an officer of Equitable.


COMMITTEES OF THE BOARD

The Trust has a standing audit committee consisting of all of the Trust's disinterested Trustees. The audit committee's function is to recommend to the Board of Trustees a firm of independent auditors to conduct the annual audit of the Trust's financial statements; review with such firm the outline, scope and results of this annual audit; and review the performance and fees charged by the independent auditors for professional services. In addition, the committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.

The Trust has a valuation committee consisting of __________________________. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided.

The Trust has a compensation committee consisting of __________________________. The compensation committee's function is to review the Trustees' compensation arrangements.

The Trust has a conflicts committee consisting of ________________________. The conflicts committee's function is to take any action necessary to resolve conflicts among shareholders.


                           TRUSTEE COMPENSATION TABLE
                           --------------------------



TRUSTEE            AGGREGATE           Pension or           Estimated           Total
                   COMPENSATION        Retirement           Annual              Compensation
                   FROM THE TRUST      Benefits             Benefits Upon       from Fund
                                       Accrued As           Retirement          Complex
                                       Part of Trust
                                       Expenses

Peter D. Noris              $-0-               $-0-                  $-0-                $-0-



COMPENSATION OF THE TRUSTEES

Each Trustee, other than those who are "interested persons" of the Trust (as defined in the 1940 Act), receives from the Trust an annual fee of $______ plus an additional fee of $_____ per Board meeting and $______ per committee meeting attended in person or by telephone. Trustees receive $_______ for each day spent performing special services requested by the Chairman or the President of the Trust, and reimbursement for expenses in connection with the performance of regular and special services.

A deferred compensation plan for the benefit of the Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until his retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.


THE TRUST'S OFFICERS

No officer of the Trust receives any compensation paid by the Trust. Each officer of the Trust is an employee of EQ Financial Consultants, Inc. ("EQ Financial"), Equitable Distributors, Inc. ("EDI") or Equitable. The Trust's principal officers are:


NAME, AGE AND POSITION          PRINCIPAL OCCUPATION DURING LAST FIVE YEARS
WITH TRUST

Peter D. Noris (40)             (see above)
President

Harvey Blitz (50)               Senior Vice President of Equitable since
Chief Financial Officer and     September 1987. Deputy Chief Financial
Controller                      Officer of Equitable since September 1992.
                                Senior Vice President of The Equitable
                                Companies Incorporated since July 1992.
                                Director of The Equitable of Colorado, Inc.
                                since September 1992. Director and Chairman of Frontier Trust Company since April 1993 and September 1995, respectively. Director of EDI from February 1995 to May 1996. Director and Senior Vice President of EquiSource since
                                October 1992 and June 1993, respectively.
                                Director and Executive Vice President of EQ
                                Financial since September 1992 and November
                                1996, respectively.


                    INVESTMENT MANAGEMENT AND OTHER SERVICES


THE MANAGER

The Manager, EQ Financial Consultants, Inc. ("EQ Financial"), is an investment adviser registered with the SEC under the 1940 Act and a broker-dealer registered with the SEC under the Securities Exchange Act of 1934, as amended ("1934 Act"). The Manager has served as an investment manager to each Portfolio of the Trust since its inception. The Manager currently furnishes specialized investment advice to individuals, pension and profit sharing plans, trusts, charitable organizations, corporations and other business entities. The Manager is a wholly-owned subsidiary of Equitable Holding Corporation, a wholly-owned subsidiary of Equitable.

Equitable, which is a New York life insurance company and one of the largest life insurance companies in the United States, is a wholly-owned subsidiary of The Equitable Companies Incorporated ("The Equitable Companies"), a publicly-owned holding company. The principal offices of The Equitable Companies and Equitable are located at 787 Seventh Avenue, New York, New York 10019.


AXA, a French insurance holding company, currently owns approximately 63.9% of the outstanding voting shares of common stock of The Equitable Companies. As majority shareholder of the Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA is the holding company for an international group or insurance and related financial services companies. AXA is the eleventh largest insurance group in the world based on worldwide revenues in 1994 and the second largest French insurance group based on worldwide gross premiums in 1994. AXA is also engaged in asset management, investment banking, securities trading and other financial services activities principally in the United States, as well as in Western Europe and the Asia Pacific area.


The Trust and Manager have entered into an investment management agreement ("Management Agreement"). The Management Agreement obligates the Manager to:
(i) provide investment management and certain administrative services to the Trust; (ii) select the Adviser for each Portfolio; (iii) monitor the Adviser's investment programs and results; (iv) review brokerage matters; (v) oversee compliance by the Trust with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement requires the Manager to provide the Trust with office space, office equipment, and personnel necessary to operate and administer the Trust's business, and also to supervise the provision of services by third parties.

The continuance of the Management Agreement, with respect to each Portfolio, after the first two years must be specifically approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio and (ii) by the affirmative vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as defined in the 1940 Act) of any such party by votes cast in person at a meeting called for such purpose. The Management Agreement with respect to each Portfolio may be terminated (i) at any time, without the payment of any penalty, by the Trust upon the vote of a majority of the Trustees or by vote of the majority of the outstanding voting securities (as defined in the 1940 Act) of such Portfolio upon sixty (60) days' written notice to the Manager or (ii) by the Manager at any time without penalty upon sixty (60) days' written notice to the Trust. The Management Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act).

THE ADVISERS


On behalf of the T. Rowe Price Equity Income Portfolio and the T. Rowe Price International Stock Portfolio, the Manager has entered into investment advisory agreements ("Advisory Agreements") with T. Rowe Price and Price-Fleming, respectively. The Manager has also entered into Advisory Agreements on behalf of EQ Putnam Growth & Income Value Portfolio, EQ Putnam International Equity Portfolio, EQ Putnam Investors Growth Portfolio and EQ Putnam Balanced Portfolio with Putnam Management. In addition, the Manager has entered into Advisory Agreements on behalf of MFS Research Portfolio and MFS Emerging Growth Companies Portfolio with MFS. Also, the Manager has entered into Advisory Agreements on behalf of Morgan Stanley Emerging Markets Equity Portfolio and Warburg Pincus Small Company Value Portfolio with MSAM and Warburg, respectively. Finally, the Manager has entered into Advisory Agreements on behalf of Merrill Lynch Global Allocation Portfolio and Merrill Lynch Basic Value Portfolio with MLAM. The Advisory Agreements obligate T. Rowe Price, Price-Fleming, Putnam Management, MFS, Warburg, MSAM and MLAM to:
(i) furnish continuously an investment program for their respective Portfolios; (ii) place all orders for the purchase and sale of investments for their respective Portfolios with brokers or dealers selected by the Manger or an Adviser; and (iii) perform certain limited related administrative functions in connection therewith.

The Manager recommends Advisers for each Portfolio to the Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Unlike many other mutual funds, the Portfolios are not associated with any one portfolio manager, and benefit from independent specialists carefully selected from the investment management industry. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and the Manager does not expect to recommend frequent changes of Advisers. The Trust has obtained from the SEC an order permitting the Manager, subject to certain conditions, to enter into Advisory Agreements with Advisers approved by the Trustees, but without the requirement of shareholder approval. Pursuant to the terms of the SEC order, the Manager is to be able, subject to the approval of the Trustees but without shareholder approval, to employ new Advisers for new or existing Portfolios, change the terms of particular Advisory Agreements or continue the employment of existing Advisers after events that under the 1940 Act and the Advisory Agreements would cause an automatic termination of the agreement. Although shareholder approval will not be required for the termination of Advisory Agreements, shareholders of a Portfolio will continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

When a Portfolio has more the one Adviser, the assets of each Portfolio are allocated by the Manager among the Advisers selected for the Portfolio. Each Adviser has discretion, subject to oversight by the Trustees, and the Manager, to purchase and sell portfolio assets, consistent with each Portfolio's investment objectives, policies and restrictions and specific investment strategies developed by the Manager.

Generally, no Adviser provides any services to any Portfolio except asset management and related recordkeeping services. However, a Portfolio or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions in connection therewith as permitted by Section 17(e) of the 1940 Act.



THE ADMINISTRATOR


Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Chase Global Funds Services Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

The Administrator was organized as a ________________. Its principal place of business is at 73 Tremont Street, Boston, Massachusetts 02108. Under the Mutual Funds Services Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of ____% of the average daily net assets of the Trust. The Mutual Funds Services Agreement shall remain in effect until ___________, 199_ and shall thereafter continue in effect for successive periods of one year, unless terminated by any party upon not less than ninety (90) days' prior written notice to the other party.



THE DISTRIBUTORS

The Trust has distribution agreements with EQ Financial and EDI (each also referred to as a "Distributor," and together "Distributors"), each an indirect wholly-owned subsidiary of Equitable. The address for EDI is 787 Seventh Avenue, New York, New York 10019, and that for EQ Financial is 1755 Broadway, Third Floor, New York, New York 10019. EQ Financial is the distributor for the Trust's Class IA shares and also serves as the Manager of the Trust.
EDI is the distributor for the Trust's Class IB shares.

The Trust's distribution agreements with respect to the Class IA shares and Class IB shares, each dated ______, 199__ ("Distribution Agreements"), will remain in effect until ______, 199__, and from year to year thereafter only if each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Distribution Plan or any such related agreement ("Independent Trustees") and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

The Distributor or its affiliates for the Class IA shares will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Class IA shares to prospective investors and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class IA shares to prospective investors. The Trust, pursuant to the Distribution Plan, will pay for services rendered and expenses borne in connection with the offering of the Class IB shares. Such expenses include the printing and mailing of prospectuses, statements of additional information and reports to prospective purchasers, as well as the preparation, printing and mailing of advertisements and sales literature in connection with the offering of the Class IB shares to prospective investors. The Distributor for each Class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws.

In the capacity of agent, each Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. Each Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without sales commission or load being charged. The Distributors have made no firm commitment to acquire shares of any Portfolio.

A description of the Distribution Plan with respect to the Class IB shares and related services and fees thereunder is provided in the Prospectus for the Class IB shares of the Portfolios. On _______, 199__, the Board of Trustees of the Trust unanimously approved the Distribution Plan. In connection with its consideration of the Distribution Plan, the Board of Trustees was furnished with drafts of the Distribution Plan and the related materials, including information related to the advantages and disadvantages of Rule 12b-1 plans currently being used in the mutual fund industry. Legal counsel for the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) provided additional information, summarized the provisions of the proposed Distribution Plan and discussed the legal and regulatory considerations in adopting such Distribution Plan.

The Board considered various factors in connection with its decision as to whether to approve the Distribution Plan, including: (i) the nature and causes of the circumstances which make implementation of the Distribution Plan necessary and appropriate; (ii) the way in which the Distribution Plan would address those circumstances, including the nature and potential amount of expenditures; (iii) the nature of the anticipated benefits; (iv) the possible benefits of the Distribution Plan to any other person relative to those of the Trust; (v) the effect of the Distribution Plan on existing owners of variable annuity contracts and variable life insurance policies; (vi) the merits of possible alternative plans or pricing structures; (vii) competitive conditions in the variable products industry; and (viii) the relationship of the Distribution Plan to other distribution efforts of the Trust.

Based upon its review of the foregoing factors and the materials presented to it, and in light of its fiduciary duties under the 1940 Act, the Board of Trustees determined, in the exercise of its business judgment, that the Distribution Plan is reasonably likely to benefit the Trust and the shareholders of its Portfolios.

The Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class IB shares in connection with the Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by a vote of a majority of the Trust's Board of Trustees, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Distribution Plan, or any Rule 12b-1 related agreement, as applicable. In addition, the Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class IB shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class IB shares of the Portfolio or by vote of a majority of the Independent Trustees. The Distribution Plan also provides that it may not be amended to increase materially the amount (up to .50% of average daily net assets annually) that may be spent for distribution of Class IB shares of a Portfolio without the approval of Class IB shareholders of that Portfolio.


                              BROKERAGE ALLOCATION


BROKERAGE COMMISSIONS

The Portfolios are charged for securities brokers' commissions, transfer taxes and similar fees relating to securities transactions. The Manager and each of the Advisers, as appropriate, seeks to obtain the best price and execution on all orders placed for the Portfolios, considering all the circumstances except to the extent it may be permitted to pay higher commissions as described below.

It is expected that securities will ordinarily be purchased in the primary markets, whether over-the-counter or listed, and that listed securities may be purchased in the over-the-counter market if that market is deemed the primary market.

Transactions on stock exchanges involve the payment of brokerage commissions. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. However, brokerage commission rates in certain countries in which the Portfolios may invest may be discounted for certain large domestic and foreign investors such as the Portfolios. A number of foreign banks and brokers will be used for execution of each Portfolio's portfolio transactions. In the case of securities traded in the foreign and domestic over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or mark-up. In underwritten offerings, the price generally includes a disclosed fixed commission or discount.

The Manager and Advisers may, as appropriate, in the allocation of brokerage business, take into consideration research and other brokerage services provided by brokers and dealers to Equitable, the Manager or Advisers. The research services include economic, market, industry and company research material. Based upon an assessment of the value of research and other brokerage services provided, proposed allocations of brokerage for commission transactions are periodically prepared internally. In addition, the Manager and Advisers may allocate brokerage business to brokers and dealers that have made or are expected to make significant efforts in facilitating the distribution of the Trust's shares.

Commissions charged by brokers that provide research services may be somewhat higher than commissions charged by brokers that do not provide research services. As permitted by Section 28(e) of the 1934 Act and by policies adopted by the Trustees, the Manager and Advisers may cause the Trust to pay a broker-dealer that provides brokerage and research services to the Manager and Advisers an amount of commission for effecting a securities transaction for the Trust in excess of the commission another broker-dealer would have charged for effecting that transaction.

The Manager and Advisers do not engage brokers and dealers whose commissions are believed to be unreasonable in relation to brokerage and research services provided. The overall reasonableness of commissions paid will be evaluated by rating brokers on such general factors as execution capabilities, quality of research (that is, quantity and quality of information provided, diversity of sources utilized, nature and frequency of communication, professional experience, analytical ability and professional stature of the broker) and financial standing, as well as the net results of specific transactions, taking into account such factors as price, promptness, size of order and difficulty of execution. The research services obtained will, in general, be used by the Manager and Advisers for the benefit of all accounts for which the responsible party makes investment decisions. The receipt of research services from brokers will tend to reduce the Manager's and Advisers' expenses in managing the Portfolios.


BROKERAGE TRANSACTIONS WITH AFFILIATES

To the extent permitted by law, the Trust may engage in brokerage transactions with brokers that are affiliates of the Manager and Advisers, with brokers who are affiliates of such brokers, or with unaffiliated brokers who trade or clear through affiliates of the Manager and Advisers. The 1940 Act generally prohibits the Trust from engaging in principal securities transactions with brokers that are affiliates of the Manager and Advisers or affiliates of such brokers, unless pursuant to an exemptive order from the SEC. The Trust may apply for such exemptive relief. The Trust has adopted procedures, prescribed by the 1940 Act, which are reasonably designed to provide that any commissions or other remuneration it pays to brokers that are affiliates of the Manager and Advisers or brokers that are affiliates of such brokers do not exceed the usual and customary broker's commission. In addition, the Trust will adhere to the requirements under the 1934 Act governing floor trading. Also, because of securities law limitations, the Trust will limit purchases of securities in a public offering, if such securities are underwritten by brokers that are affiliates of the Manager and Advisers or their affiliates.


                       PURCHASE AND PRICING OF SECURITIES

The Trust will offer and sell its shares at each Portfolio's net asset value per share, which will be determined in the manner set forth below.


The net asset value of the shares of each class of a Portfolio of the Trust will be determined once daily, immediately after the declaration of dividends, if any, at the close of business on each business day. The net asset value per share of each class of a Portfolio will be computed by dividing the sum of the investments held by that Portfolio applicable to that class, plus any cash or other assets, minus all liabilities, by the total number of outstanding shares of that class of the Portfolio at such time. All expenses borne by the Trust and each of its Classes, will be accrued daily.


The net asset value per share of each Portfolio will be determined and computed as follows, in accordance with generally accepted accounting principles, and consistent with the 1940 Act:

     o The assets belonging to each Portfolio will include (i) all consideration received by the Trust for the issue or sale of shares of that particular Portfolio, together with all assets in which such consideration is invested or reinvested, (ii) all income, earnings, profits, and proceeds thereof, including any proceeds derived from the sale, exchange or liquidation of such assets, (iii) any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, and (iv) "General Items", if any, allocated to that Portfolio. "General Items" include any assets, income, earnings, profits, and proceeds thereof, funds, or payments which are not readily identifiable as belonging to any particular Portfolio. General Items will be allocated as the Trust's Board of Trustees considers fair and equitable.

     o The liabilities belonging to each Portfolio will include (i) the liabilities of the Trust in respect of that Portfolio, (ii) all expenses, costs, changes and reserves attributable to that Portfolio, and (iii) any general liabilities, expenses, costs, charges or reserves of the Trust which are not readily identifiable as belonging to any particular Portfolio which have been allocated as the Trust's Board of Trustees considers fair and equitable.

The value of each Portfolio will be determined at the close of business on each "business day," i.e., each day in which the degree of trading in the Portfolio might materially affect the net asset value of such Portfolio. Normally, this would be each day that the New York Stock Exchange is open and would include some federal holidays. For stocks and options, the close of trading is 4:00 p.m. and 4:15 p.m. Eastern Time, respectively; for bonds it is the close of business in New York City, and for foreign securities it is the close of business in the applicable foreign country, with exchange rates determined at 2:00 p.m. Eastern Time.

Values are determined according to accepted accounting practices and all laws and regulations that apply. The assets of each Portfolio are valued as follows:

     o Stocks listed on national securities exchanges and certain over-the-counter issues traded on the NASDAQ national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if there is no reported sale during the day, at a bid price estimated by a broker.

     o Foreign securities not traded directly, or in ADRs or similar form in the United States, are valued at representative quoted prices in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

     o U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     o Long-term corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, when such prices are not available, such bonds are valued at a bid price estimated by a broker.

     o Short-term debt securities in the Portfolios which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities in such Portfolios which mature in more than 60 days are valued at representative quoted prices.

     o Convertible preferred stocks listed on national securities exchanges are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     o Convertible bonds, and unlisted convertible preferred stocks, are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks.

     o Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quotes will be obtained from a broker and converted to a price.

     o Purchased options, including options on futures, are valued at their last bid price. Written options are valued at their last asked price.

     o Futures contracts are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     o Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued in good faith by the valuation committee of the Board of Trustees using its best judgment.

The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

When the Trust writes a call option, an amount equal to the premium received by the Trust is included in the Trust's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires on its stipulated expiration date or the Trust enters into a closing purchase or sale transaction, the Trust realizes a gain (or loss) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security, and the proceeds of sale are increased by the premium originally received, or reduced by the price paid for the option.

The Manager and Advisers may, from time to time, under the general supervision of the Board of Trustees or its valuation committee, utilize the services of one or more pricing services available in valuing the assets of the Trust. The Manager and Advisers will continuously monitor the performance of these services.


                              REDEMPTION OF SHARES

The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (i) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (ii) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (iii) as the SEC may otherwise permit.

The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.


                           CERTAIN TAX CONSIDERATIONS

Each Portfolio is treated for Federal income tax purposes as a separate taxpayer. The Trust intends that each Portfolio shall qualify each year and elect to be treated as a regulated investment company under Subchapter M of the Code. Such qualification does not involve supervision of management or investment practices or policies by any governmental agency or bureau.

As a regulated investment company, each Portfolio will not be subject to federal income or excise tax on any of its net investment income or net realized capital gains which are timely distributed to shareholders under the Code. A number of technical rules are prescribed for computing net investment income and net capital gains. For example, dividends are generally treated as received on the ex-dividend date. Also, certain foreign currency losses and capital losses arising after October 31 of a given year may be treated as if they arise on the first day of the next taxable year.

A Portfolio investing in foreign securities or currencies may be subject to foreign taxes which could reduce the investment performance of such Portfolio. However, if foreign securities comprise more than 50% of the year-end value of a Portfolio, the Portfolio may elect to pass through such foreign taxes as a deemed dividend to shareholders. In such a case the shareholder and not the Portfolio would be entitled to claim a federal tax deduction or credit for foreign taxes, as appropriate. The deduction or credit will not necessarily result in a direct or immediate benefit to Contract owners.

To qualify for treatment as a regulated investment company, a Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income derived with respect to its business of investing. A Portfolio must also derive less than 30% of its gross income in each taxable year from gains from the sale or other disposition of stock or securities held for less than three months. Other investments subject to this three-month limit are options, futures or forward contracts (other than those relating to foreign currency), or in certain circumstances, foreign currencies and related options, futures and forward contracts the gains on which are not directly related to the Portfolio's business of investing in stock or securities. See "Federal Tax Treatment of Options, Futures Contracts and Forward Foreign Exchange Contracts." This 30% rule may be inapplicable in the context of certain abnormal redemptions of Portfolio shares. For purposes of these tests, gross income is determined without regard to losses from the sale or other dispositions of stock or securities.

In addition, the Secretary of the Treasury has regulatory authority to exclude from qualifying income described above foreign currency gains which are not "directly related" to a regulated investment company's "principal business or investing" in stock, securities or related options or futures. The Secretary of the Treasury has not to date exercised this authority.

Generally, in order to avoid a 4% nondeductible excise tax, each Portfolio must distribute to its shareholders during the calendar year the following amounts:

     o    98% of the Portfolio's ordinary income for the calendar year;

     o 98% of the Portfolio's capital gain net income (all capital gains, both long-term and short-term, minus all such capital losses), all computed as if the Portfolio were on a taxable year ending October 31 of the year in question and beginning the previous November 1; and

     o any undistributed ordinary income or capital gain net income for the prior year.

The excise tax is inapplicable to any regulated investment company whose sole shareholders are either tax-exempt pension trusts or separate accounts of life insurance companies funding variable contracts. Although each Portfolio believes that it is not subject to the excise tax, the Portfolios intend to make the distributions required to avoid the imposition of such a tax.


Because the Trust is used to fund non-qualified Contracts each Portfolio must meet the diversification requirements imposed by the Code or these Contracts will fail to qualify as life insurance and annuities. In general, for a Portfolio to meet the investment diversification requirements of Subchapter L of the Code, Treasury regulations require that no more than 55% of the total value of the assets of the Portfolio may be represented by any one investment, no more than 70% by two investments, no more than 80% by three investments and no more than 90% by four investments. Generally, for purposes of the regulations, all securities of the same issuer are treated as a single investment. In the context of United States Government securities (including any security that is issued, guaranteed or insured by the United States or an instrumentality of the United States) each United States Government agency or instrumentality is treated as a separate issuer. Compliance with the regulations is tested on the first day of each calendar year quarter. There is a thirty (30) day period after the end of each calendar year quarter in which to cure any non-compliance.

FEDERAL TAX TREATMENT OF OPTIONS, FUTURES CONTRACTS AND FORWARD FOREIGN EXCHANGE CONTRACTS

Certain option, futures, and forward foreign exchange contracts, including options and futures on currencies, will be treated as Section 1256 contracts or straddles.

Transactions which are considered Section 1256 contracts will be considered to have been closed at the end of the Portfolio's fiscal year and any gains or losses will be recognized for tax purposes at that time. Such gains or losses from the normal closing or settlement of such transactions will generally be characterized as 60% long-term capital gain or loss and 40% short-term capital gain or loss regardless of the holding period of the instrument. A Portfolio will be required to distribute net gains on such transactions to shareholders even though it may not have closed the transaction and received cash to pay such distributions.

Options, futures and forward foreign exchange contracts, including options and futures on currencies, which offset a foreign dollar denominated bond or currency position may be considered straddles for tax purposes, in which case a loss on any position in a straddle will be subject to deferral to the extent of unrealized gain in an offsetting position. The holding period of the securities or currencies comprising the straddle will be deemed not to begin until the straddle is terminated. For securities offsetting a purchased put, this adjustment of the holding period may increase the gain from sales of securities held less than three months. The holding period of the security offsetting an "in-the-money qualified covered call" option on an equity security will not include the period of time the option is outstanding.

Losses on written covered calls and purchased puts on securities, excluding certain "qualified covered call" options on equity securities, may be long-term capital loss, if the security covering the option was held for more than twelve months prior to the writing of the option.

In order for a Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or currencies. Future tax regulations could limit the extent that net gain realized from option, futures or foreign forward exchange contracts on currencies is qualifying income for purposes of the 90% requirement. In addition, gains realized on futures or foreign forward exchange contracts on securities or securities indexes and, in some cases, currencies, held for less than three months, must be limited to less than 30% of the Portfolio's annual gross income. In order to avoid realizing excessive gains on securities or currencies held less than three months, the Portfolio may be required to defer the closing out of option, futures or foreign forward exchange contracts beyond the time when it would otherwise be advantageous to do so. It is anticipated that unrealized gains on Section 1256 option, futures and foreign forward exchange contracts, which have been open for less than three months as of the end of the Portfolio's fiscal year and which are recognized for tax purposes, will not be considered gains on securities or currencies held less than three months for purposes of the 30% test.

Under Internal Revenue Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the U.S. dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts", and from unlisted options will be treated as ordinary income or loss under Code Section 988. Also, certain foreign exchange gains or losses derived with respect to foreign fixed-income securities are also subject to
Section 988 treatment. In general, therefore, Code Section 988 gains or losses will increase or decrease the amount of a Portfolio's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Portfolio's net capital gain. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, a Portfolio would not be able to make any ordinary dividend distributions.

If a Portfolio invests in an entity which is classified as a "passive foreign investment company" ("PFIC") for United States tax purposes, the application of certain technical tax provisions applying to such companies could result in the imposition of federal income tax with respect to such investments at the Portfolio level which could not be eliminated by distributions to shareholders. It is not anticipated that any taxes on the Portfolio with respect to investments in PFIC's would be significant.



                             PORTFOLIO PERFORMANCE


COMPUTATION OF TOTAL RETURN

Each Portfolio may provide average annual total return information calculated according to a formula prescribed by the SEC. According to that formula, average annual total return figures represent the average annual compounded rate of return for the stated period. Average annual total return quotations reflect the percentage change between the beginning value of a static account in the Portfolio and the ending value of that account measured by the then current net asset value of that Portfolio assuming that all dividends and capital gains distributions during the stated period were invested in shares of the Portfolio when paid. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment that would equate the initial amount invested to the ending redeemable value of such investment, according to the following formula:

                               T=(ERV/P)1/n-1

where "T" equals average annual total return; where "ERV", the ending redeemable value, is the value at the end of the applicable period of a hypothetical $1,000 investment made at the beginning of the applicable period; where "P" equals a hypothetical initial investment of $1,000; and where "n" equals the number of years.

Each Portfolio's total return will vary from time to time depending upon market conditions, the composition of each Portfolio's investment portfolio and operating expenses of the Trust allocated to each Portfolio. Total return should also be considered relative to changes in the value of a Portfolio's shares and to the relative risks associated with the investment objectives and policies of the Portfolios. These total return figures do not reflect insurance company expenses and fees applicable to the Contracts. At any time in the future, total return may be higher or lower than in the past and there can be no assurance that any historical results will continue.


NON-STANDARD PERFORMANCE

In addition to the performance information described above, each Portfolio may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Computation of Total Return" above except that no annualization is made.


                                 OTHER SERVICES


INDEPENDENT ACCOUNTANT

Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Trust's independent accountant.


CUSTODIAN


Chase Manhattan Bank, N.A., 1211 Avenue of the Americas, New York, New York 10036 serve as custodian of the Trust's portfolio securities and other assets.



TRANSFER AGENT

Equitable serves as the transfer agent and dividend disbursing agent for the Trust. Equitable receives no compensation for providing such services for the Trust.

                                    APPENDIX



DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 AND PRIME-1 COMMERCIAL PAPER RATINGS

The rating A-1 (including A-1+) is the highest commercial paper rating assigned by S&P. Commercial paper rated A-1 by S&P has the following characteristics:

          o    liquidity ratios are adequate to meet cash requirements;
          o    long-term senior debt is rated "A" or better;
          o the issuer has access to at least two additional channels of borrowing;
          o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;
          o    typically, the issuer's industry is well established and the issuer has a strong position within the industry; and
          o    the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

          o    evaluation of the management of the issuer;
          o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;
          o evaluation of the issuer's products in relation to competition and customer acceptance;
          o    liquidity;
          o    amount and quality of long-term debt;
          o    trend of earnings over a period of ten years;
          o financial strength of parent company and the relationships which exist with the issuer; and
          o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

DESCRIPTION OF BOND RATINGS

Bonds are considered to be "investment grade" if they are in one of the top four ratings.

S&P's ratings are as follows:

          o Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

          o Bonds rated AA have a very strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

          o Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

          o Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

          o Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

          o The rating C1 is reserved for income bonds on which no interest is being paid.

          o Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody's ratings are as follows:

          o Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          o Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

          o Bonds which are rated A possess many favorably investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

          o Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          o Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

          o Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

          o Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

          o Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

          o Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking' and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                           PART C: OTHER INFORMATION




Item 24. Financial Statements and Exhibits

(a)       Financial Statements:

          To be filed by amendment.

(b)       Exhibits:

          1(a)     Agreement and Declaration of Trust.*

          1(b)     Amended and Restated Agreement and Declaration of Trust.

          1(c)     Certificate of Trust.*

          1(d)     Certificate of Amendment.

          2.       By-Laws of the Trust.*

          3.       Not applicable.

          4.       None other than Exhibit 1.

          5(a) Form of Investment Management Agreement between the EQ Advisors Trust and EQ Financial Consultants, Inc.*

          5(b) Form of Investment Advisory Agreement between EQ Financial Consultants, Inc. and T. Rowe Price Associates, Inc.*

          5(c) Form of Investment Advisory Agreement between EQ Financial Consultants, Inc. and Rowe Price-Fleming International, Inc.*

          5(d) Form of Investment Advisory Agreement between, EQ Financial Consultants, Inc. and Putnam Investment Management, Inc.*

          5(e) Form of Investment Advisory Agreement between, EQ Financial Consultants, Inc. and Massachusetts Financial Services Company.*

          5(f) Form of Investment Advisory Agreement between EQ Financial Consultants, Inc. and Morgan Stanley Asset Management, Inc. (to be provided by amendment).

          5(g) Form of Investment Advisory Agreement between EQ Financial Consultants, Inc. and Warburg, Pincus Counsellors, Inc. (to be provided by amendment).

          5(h) Form of Investment Advisory Agreement between EQ Financial Consultants, Inc. and Merrill Lynch Asset Management, L.P. (to be provided by amendment).

          6(a) Form of Distribution Agreement between the EQ Advisors Trust and EQ Financial Consultants, Inc. with respect to the Class IA shares (to be provided by amendment).

          6(b) Form of Distribution Agreement between the EQ Advisors Trust and Equitable Distributors, Inc. with respect to the Class IB shares (to be provided by amendment).

          7. Form of Deferred Compensation Plan (to be provided by amendment).

          8.       Custodian Agreement (to be provided by amendment).

          9(a) Form of Mutual Fund Services Agreement between EQ Advisors Trust and Chase Global Funds Services Company (to be provided by amendment).

          9(b) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of T. Rowe Price International Stock Portfolio, and EQ Financial Consultants, Inc.*

          9(c) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of T. Rowe Price Equity Income Portfolio, and EQ Financial Consultants, Inc.*

          9(d) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of EQ Putnam Growth & Income Value Portfolio, and EQ Financial Consultants, Inc.*

          9(e) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of EQ Putnam International Equity Portfolio, and EQ Financial Consultants, Inc.*

          9(f) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of EQ Putnam Investors Growth Portfolio, and EQ Financial Consultants, Inc. (to be provided by amendment).

          9(g) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of EQ Putnam Balanced Portfolio, and EQ Financial Consultants, Inc. (to be provided by amendment).

          9(h) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of MFS Research Portfolio, and EQ Financial Consultants, Inc.*

          9(i) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of MFS Emerging Growth Companies Portfolio, and EQ Financial Consultants, Inc. (to be provided by amendment).

          9(j) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of Morgan Stanley Emerging Markets Equity Portfolio, and EQ Financial Consultants, Inc. (to be provided by amendment).

          9(k) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of Warburg Pincus Small Company Value Portfolio, and EQ Financial Consultants, Inc. (to be provided by amendment).

          9(l) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of Merrill Lynch Global Allocation Portfolio, and EQ Financial Consultants, Inc. (to be provided by amendment).

          9(l) Form of Expense Limitation Agreement between EQ Advisors Trust, on behalf of Merrill Lynch Basic Value Portfolio, and EQ Financial Consultants, Inc. (to be provided by amendment).

          9(m) Form of Participation Agreement (to be provided by amendment).

          10. Opinion and Consent of Katten Muchin & Zavis regarding the legality of the securities being registered.*

          11. Consent of the Independent Public Accountants (to be provided by amendment).

          12.      Not applicable.

          13. Form of Stock Subscription Agreement between the Trust and The Equitable Life Assurance Society of the United States.*

          14.      Not Applicable.

          15. Form of Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB Shares.*

          16.      Not Applicable.

          17.      Financial Data Schedule (to be provided by amendment).

          18.      Form of Plan Pursuant to Rule 18f-3 under the 1940 Act.*

          19.      Not Applicable.


---------------

* Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 33-17217).



Item      25. Persons Controlled by or under Common Control with Registrant


          Upon commencement of the EQ Advisors Trust's operations, The Equitable Life Assurance Society of the United States ("Equitable Life") will be the sole initial shareholder of the EQ Advisors Trust and will control the EQ Advisors Trust by virtue of its ownership of 100% of the EQ Advisors Trust's outstanding shares. All EQ Advisors Trust shareholders are required to solicit instructions from their respective contract owners as to certain matters. EQ Advisors Trust may in the future offer its shares to insurance companies unaffiliated with Equitable Life.


          On July 22, 1992, Equitable Life converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time Equitable Life became a wholly-owned subsidiary of The Equitable Companies Incorporated ("Holding Company"). The Holding Company continues to own 100% of Equitable Life's common stock as well as approximately 80.2% of the common stock of Donaldson, Lufkin & Jenrette, Inc., a registered broker-dealer.


          AXA, a French insurance holding company, currently owns approximately 63.9% of the outstanding voting shares of common stock of The Equitable Companies. As majority shareholder of the Equitable Companies, AXA is able to exercise significant influence over the operations and capital structure of The Equitable Companies, Equitable and their subsidiaries. AXA is the holding company for an international group or insurance and related financial services companies. AXA is the eleventh largest insurance group in the world based on worldwide revenues in 1994 and the second largest French insurance group based on worldwide gross premiums in 1994. AXA is also engaged in asset management, investment banking, securities trading and other financial services activities principally in the United States, as well as in Western Europe and the Asia Pacific area.

Item 26.       Number of Holders of Securities



                                                   NUMBER OF RECORD HOLDERS
        TITLE OF CLASS                              AS OF JANUARY __, 1997
------------------------------                     ------------------------

Class IA Shares of beneficial interest                     None
Class IB Shares of beneficial interest                     None

Item 27.       Indemnification

          Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") and By- Laws.

          Article VII, Section 2 of the Trust's Declaration of Trust of EQ Advisors Trust ("Trust") states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws." Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."


          Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI, Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."


         UNDERTAKING

          Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 28.   Business and Other Connections of the Manager and Advisers


The description of EQ Financial Consultants, Inc. under the caption of "Management of the Trust" in the Prospectus and under the caption "Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

The information as to the directors and officers of EQ Financial Consultants, Inc. is set forth in EQ Financial Consultants, Inc.'s Form ADV filed with the Securities and Exchange Commission on July 1, 1996 (File No. 801-14065) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of T. Rowe Price Associates, Inc., is set forth in T. Rowe Price Associates, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 29, 1996 (File No. 801-00856) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Rowe Price-Fleming International, Inc. is set forth in Rowe Price-Fleming International, Inc.'s Form ADV filed with the Securities and Exchange Commission on March 29, 1996 (File No. 801-14713) and amended through the date hereof, is incorporated by reference.


The information as to the directors and officers of Putnam Investment Management, Inc. is set forth in Putnam Investment Management, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 2, 1996 (File No. 801-07974) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Massachusetts Financial Services Company is set forth in Massachusetts Financial Services Company's Form ADV filed with the Securities and Exchange Commission on May 23, 1996 (File No. 801-17352) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Morgan Stanley Asset Management Inc. is set forth in Morgan Stanley Asset Management Inc.'s Form ADV filed with the Securities and Exchange Commission on February 29, 1996 (File No. 801-15757) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Warburg, Pincus Counsellors, Inc. is set forth in Warburg, Pincus Counsellors, Inc.'s Form ADV filed with the Securities and Exchange Commission on April 4, 1996 (File No. 801-07321) and amended through the date hereof, is incorporated by reference.

The information as to the directors and officers of Merrill Lynch Asset Management, L.P. is set forth in Merrill Lynch Asset Management, L.P.'s Form ADV filed with the Securities and Exchange Commission on November 18, 1996 (File No. 801-11583) and amended through the date hereof, is incorporated by reference.

Item 29.  Principal Underwriters


          (a) EQ Financial Consultants, Inc. is the principal underwriter of the Trust's Class IA shares, and Equitable Distributors, Inc. is the principal underwriter of the Trust's Class IB shares. EQ Financial Consultants Inc. also serves as the principal underwriter for the following entities: the Class IA shares of The Hudson River Trust; Separate Accounts A and No. 301 of Equitable; and Separate Accounts I and FP of Equitable Variable Life Insurance Company. Equitable Distributors, Inc. serves as the principal underwriter for the Class IB shares of The Hudson River Trust and Separate Account Nos. 45 and 49 of Equitable.


          (b) Set forth below is certain information regarding the directors and officers of EQ Financial Consultants, Inc., the principal underwriter of the Trust's Class IA shares, and of Equitable Distributors, Inc., the principal underwriter of the Trust's Class IB shares. The business address of the persons whose names are preceded by a single asterisk is EQ Advisors Seventh Avenue, New York, New York 10019. The business address of the persons whose names are preceded by a double asterisk is 1755 Broadway, 3rd Floor, New York, New York 10019. Ms. Krumsiek's business address is 1345 Avenue of the Americas, 39th Floor, New York, New York 10105. Mr. Kornweiss's business address is 4251 Crums Mill Road, Harrisburg, PA 17112. Mr. Radbill's business address is 135 West Fiftieth Street, 4th Floor, New York, New York 10020. The business address of Mr. Brakovich, Mr. Shepherdson and Mr. Meserve is 660 Newport Center Drive, Suite 350, Newport Beach, CA 92660.



===============================================================================
NAME AND PRINCIPAL           POSITIONS AND OFFICES       POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH EQ FINANCIAL           WITH REGISTRANT
                             CONSULTANTS, INC.

-------------------------------------------------------------------------------
DIRECTORS
*     Derry E. Bishop        Director
*     Harvey Blitz           Director
      Barbara J. Krumsiek    Director
*     Michael S. Martin      Director
**    Michael F. McNelis     Director
*     Richard V. Silver      Director
*     Mark R. Wutt           Director

===============================================================================
NAME AND PRINCIPAL               POSITIONS AND OFFICES   POSITIONS AND OFFICES
BUSINESS ADDRESS                 WITH EQ FINANCIAL       WITH REGISTRANT
                                 CONSULTANTS, INC.

-------------------------------------------------------------------------------



OFFICERS
*     Michael S. Martin          Chairman of the Board and
                                  Chief Executive Officer
**    Michael F. McNelis         President and Chief Operating
                                  Officer
*     Derry E. Bishop            Executive Vice President
*     Harvey Blitz               Executive Vice President
*     Gordon G. Dinsmore         Executive Vice President
*     Donald D. Higgins          Executive Vice President
**    Martin J. Telles           Executive Vice President and
                                   Chief Marketing Officer
*     Fred A. Folco              Executive Vice President
*     Thomas J. Duddy, Jr.       Executive Vice President
*     William J. Green           Executive Vice President
*     A. Frank Beaz              Executive Vice President
*     Peter D. Noris             Executive Vice President
*     Dennis D. Witte            Executive Vice President
**    Robert McKenna             Senior Vice President and
                                   Chief Financial Officer
**    Theresa A. Nurge-Alws      Senior Vice President
*     Naomi Friedland-Wechsler   General Counsel
**    Ronald Boswell             First Vice President
**    Donna M. Dazzo             First Vice President
**    Nancy Yurman               First Vice President
**    Michael Brzozowski         Vice President and
                                   Compliance Director
**    Amy Franceschini           Vice President
**    Linda Funigiello           Vice President
**    James Furlong              Vice President
      Peter R. Kornweiss         Vice President
**    Frank Lupo                 Vice President
**    Rosemary Magee             Vice President
**    T.S. Narayanan             Vice President
**    James R. Anderson          Vice President
**    Raymond T.Barry            Vice President
**    Laura A. Pellegrini        Vice President
*     Janet E. Hannon            Secretary
*     Linda J. Galasso           Assistant Secretary

===============================================================================

===============================================================================
NAME AND PRINCIPAL               POSITIONS AND OFFICES   POSITIONS AND
BUSINESS ADDRESS                 WITH EQUITABLE          OFFICES WITH
                                 DISTRIBUTORS, INC.      REGISTRANT

-------------------------------------------------------------------------------

DIRECTORS
*     James M. Benson             Director
      Greg Brakovich              Director
*     Jerome S. Golden            Director
*     William T. McCaffrey        Director
      James A. Shepherdson,       Director
      III
-------------------------------------------------------------------------------
OFFICERS
*     Jerome S. Golden            Chairman of the Board

*     Greg Brakovich              Co-President and Co-Chief Executive
                                    Officer and Managing Director
*     James A. Shepherdson,       Co-President and Co-Chief Executive
      III                           Officer and Managing Director

*     Dennis D. Witte             Senior Vice President
      Philip D. Meserve           Managing Director
*     Thomas D. Bullen            Chief Financial Officer
**    Michael Brzozowski          Chief Compliance Officer
*     Naomi Friedland-            Chief Legal Officer
      Wechsler
*     Ronald R. Quist             Treasurer
*     Janet Hannon                Secretary
*     Linda J. Galasso            Assistant Secretary
===============================================================================

          (c)       Inapplicable.


Item 30.  Location of Accounts and Records

          Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)       With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
          (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

          1211 Avenue of the Americas
          New York, New York  10036

(b)       With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D);
          (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant's Administrator:

          73 Tremont Street
          Boston, Massachusetts 02108

(c)       With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
          the required books and records are maintained at the principal offices of the Registrant's Manager or Advisers:


EQ Financial Consultants, Inc.            T. Rowe Price Associates, Inc.
755 Broadway, 3rd Floor                   100 East Pratt St.
New York, New York 10019                  Baltimore, MD 21202

Rowe Price-Fleming International, Inc.    Putnam Investment Management, Inc.
100 East Pratt Street                     One Post Office Square
Baltimore, MD  21202                      Boston, MA  02109


Massachusetts Financial Services Company  Merrill Lynch Asset Management, L.P.
500 Boylston Street                       800 Scudders Mill Road
Boston, MA  02116                         Plainsboro, New Jersey 08543-9011

Warburg, Pincus Counsellors, Inc.         Morgan Stanley Asset Management, Inc.
466 Lexington Avenue                      1221 Avenue of the Americas
New York, New York  10017-3147            New York, New York  10020



Item 31.  Management Services:  None.

Item 32.  Undertakings


          (a)       Inapplicable.

          (b) The Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within four to six months from the later of the commencement of operations of the Trust or the effective date of this Registration Statement.

          (c)       Inapplicable.

                                          SIGNATURES



Pursuant to the requirements of the Securities Act of 1933,as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 22nd day of January, 1997.


                                                EQ ADVISORS TRUST


                                            By: /s/ Peter D. Noris
                                                ------------------
                                                    Peter D. Noris
                                                    President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


  Signature                             Title                    Date
  ---------                             -----                    ----

/s/ Peter D. Noris              President and Trustee        January 22, 1997
---------------------
Peter D. Noris

/s/ Harvey Blitz                Chief Financial Officer      January 22, 1997
---------------------
Harvey Blitz                       and Controller

                                        EXHIBIT LIST


 EXHIBIT
  NUMBER      DESCRIPTION

  1(b). Amended and Restated Agreement and Declaration of Trust of the EQ Advisors Trust.

  1(d).       Certificate of Amendment.